UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

City National Rochdale Funds
(Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, CA 90210
(Address of principal executive offices) (Zip code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, CA 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [71.9%]
FAMC, MTN
0.105%, 07/03/14(A)	$50,000	$49,996
0.200%, 03/06/15	50,000	50,018
FAMC DN (B)
0.065%, 07/02/14	25,000	25,000
0.100%, 07/25/14	25,000	24,998
0.080%, 10/02/14	25,000	24,995
0.120%, 11/25/14	35,000	34,983
0.120%, 01/14/15	11,498	11,490
FFCB (A)
0.181%, 07/13/14	12,300	12,306
0.173%, 07/23/14	26,500	26,513
FFCB DN (B)
0.140%, 08/08/14(B)	10,000	9,999
0.090%, 09/03/14(B)	25,000	24,996
FHLB
0.101%, 07/08/14(A)	40,000	40,000
0.106%, 07/09/14(A)	40,000	40,000
0.119%, 07/10/14(A)	50,000	50,003
0.120%, 07/14/14	50,000	50,000
0.102%, 07/14/14(A)	15,000	15,000
0.132%, 07/15/14(A)	50,000	50,003
0.100%, 07/15/14	50,000	50,000
0.112%, 07/16/14(A)	50,000	50,003
0.105%, 07/19/14(A)	50,000	50,001
0.125%, 07/25/14	87,455	87,458
0.092%, 07/25/14(A)	50,000	49,998
0.125%, 09/03/14	25,000	24,998
0.080%, 10/16/14	40,000	39,999
0.080%, 10/27/14	50,000	50,000
0.130%, 10/30/14	50,000	49,998
0.080%, 10/30/14	70,000	69,998
0.070%, 11/20/14	40,000	39,997
0.250%, 01/16/15	25,000	25,015
0.090%, 01/16/15	40,000	39,994
0.100%, 02/19/15	29,275	29,273
0.090%, 02/19/15	50,000	49,993
0.250%, 02/20/15	14,435	14,444
0.090%, 02/23/15	50,000	49,993
FHLB DN (B)
0.060%, 07/02/14	87,600	87,600
0.072%, 07/09/14	242,890	242,886
0.062%, 07/16/14	47,618	47,617
0.063%, 07/23/14	130,900	130,895
0.015%, 07/28/14	150,000	149,998
0.135%, 08/15/14	25,000	24,996
0.060%, 08/28/14	25,000	24,998
0.090%, 09/05/14	69,799	69,788
0.950%, 09/12/14	97,294	97,275
0.080%, 09/19/14	100,000	99,982
0.075%, 10/03/14	20,000	19,996
0.080%, 10/08/14	35,000	34,992
0.070%, 10/10/14	60,000	59,988

Description	Face Amount (000)	Value (000)

FHLMC
0.132%, 07/16/14(A)	$50,000	$50,008
0.142%, 07/26/14	50,000	50,019
1.000%, 08/20/14	13,903	13,919
0.320%, 12/03/14	47,004	47,037
FHLMC DN
0.110%, 07/07/14(B)	50,000	49,999
FNMA
0.350%, 07/01/14(A)	17,720	17,726
0.132%, 07/11/14(A)	9,000	9,001
1.150%, 11/18/14	10,000	10,039
2.625%, 11/20/14	41,749	42,158

Total U.S. Government Agency Obligations
(Cost $2,692,379)		2,692,379

Municipal Bonds [9.5%]
California [1.8%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.070%, 07/03/14(A) (D)	15,000	15,000
Anaheim, Housing Authority, Sea Wind Apartments Project, Ser C, RB, FNMA, AMT
0.070%, 07/03/14(A) (D)	6,300	6,300
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.070%, 07/03/14(A) (D)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.070%, 07/03/14(A) (D)	28,450	28,450
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.070%, 07/03/14(A) (D)	9,000	9,000

Total California		66,750

Florida [0.2%]
Duval County, Housing Finance Authority, Camri Green Apartments Project, RB, FNMA, AMT
0.080%, 07/03/14(A) (D)	6,600	6,600

Iowa [0.2%]
Iowa State, Finance Authority, Various Mortgage, Ser D, RB, GNMA/FNMA, AMT
0.070%, 07/03/14(A) (D)	6,900	6,900

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

New York [6.1%]
New York City, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
0.050%, 07/03/14(A) (D)	$13,500	$13,500
New York City, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
0.060%, 07/03/14(A) (D)	9,350	9,350
New York State, Housing Finance Agency, 11th Avenue Project, Ser A, RB, FNMA, AMT
0.040%, 07/02/14(A) (D)	29,000	29,000
New York State, Housing Finance Agency, 345 East 94th Street Project, Ser A, RB, FHLMC, AMT
0.070%, 07/02/14(A) (D)	13,300	13,300
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.040%, 07/02/14(A) (D)	23,800	23,800
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.040%, 07/02/14(A) (D)	18,100	18,100
New York State, Housing Finance Agency, 750 6th Avenue Project, Ser A, RB, FNMA, AMT
0.040%, 07/02/14(A) (D)	7,500	7,500
New York State, Housing Finance Agency, RB
0.040%, 07/02/14(A) (D) (E)	72,950	72,950
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.040%, 07/02/14(A) (D)	25,500	25,500
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.070%, 07/02/14(A) (D)	20,000	20,000

Total New York		233,000

Texas [0.8%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.090%, 07/02/14(A) (D)	13,495	13,495

Description	Face Amount (000)	Value (000)

Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.090%, 07/03/14(A) (D)	$13,610	$13,610

Total Texas		27,105

Washington [0.4%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.090%, 07/03/14(A) (D)	16,295	16,295

Total Municipal Bonds
(Cost $356,650)		356,650

U.S. Treasury Obligations [4.3%]
U.S. Treasury Notes
0.109%, 07/01/14(A)	80,000	80,010
0.070%, 07/01/14(A)	30,000	29,994
0.625%, 07/15/14	50,000	50,010

Total U.S. Treasury Obligations
(Cost $160,014)		160,014

Repurchase Agreements (C) [14.1%]
Bank of America
0.060%, dated 06/30/14, repurchased on 07/01/14, repurchase price $81,000,135 (collateralized by various U.S. Government obligations, par values ranging from $22,200,000 to $37,800,000, 0.000%, 07/01/14 to 01/15/30; with a total market value $82,600,000)	81,000	81,000
Barclays
0.060%, dated 06/30/14, repurchased on 07/01/14, repurchase price $70,000,117 (collateralized by various U.S. U.S. Treasury Notes, par values ranging from $3,089 to $49,800,000, 0.250% - 0.880%, 08/31/14 to 01/31/17; with a total market value $71,395,259)	70,000	70,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)/ Shares	Value (000)

Deutsche Bank
0.100%, dated 06/30/14, repurchased on 07/01/14, repurchase price $125,000,347 (collateralized by various U.S. Government obligations, par values ranging from $1,447,207 to $37,400,000, 0.000% - 5.250%, 11/19/15 to 08/08/33; with a total market value $127,571,890)	$125,000	$125,000
Deutsche Bank
0.050%, dated 06/30/14, repurchased on 07/01/14, repurchase price $125,000,174 (collateralized by a U.S. Treasury Note, par value $131,000,000, 3.125%, 02/15/43; with a total market value $128,000,000)	125,000	125,000
Goldman Sachs
0.090%, dated 06/30/14, repurchased on 07/01/14, repurchase price $125,000,313 (collateralized by various U.S. Government obligations, par values ranging from $4,720,000 to $53,300,000, 3.750% - 6.000%, 10/15/15 to 04/18/36; with a total market value $127,503,826)	125,000	125,000

Total Repurchase Agreements
(Cost $526,000)		526,000

Short-Term Investment [0.2%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.040%*	8,380,729	8,381

Total Short-Term Investment
(Cost $8,381)		8,381

Total Investments [100.0%]
(Cost $3,743,424) †		$3,743,424

Percentages are based on Net Assets of $3,743,737 (000).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
*	The rate reported is the 7-day effective yield as of June 30, 2014.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2014.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Tri-Party Repurchase Agreement.
(D)	Put and Demand Feature — The date reported is the next reset or put date.
(E)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

ABAG — Association of Bay Area Governments
AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$2,692,379	$—	$2,692,379
Municipal Bonds	—	356,650	—	356,650
U.S. Treasury Obligations	—	160,014	—	160,014
Repurchase Agreements	—	526,000	—	526,000
Short-Term Investment	8,381	—	—	8,381
Total Investments in Securities	$8,381	$3,735,043	$—	$3,743,424

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper [44.5%]
Banks [21.2%]
ANZ New Zealand International (A)
0.180%, 09/29/14	$15,000	$14,993
Australia and New Zealand Banking Group (A)
0.200%, 07/08/14	20,000	19,999
Bank of Tokyo-Mitsubishi UFJ NY
0.170%, 07/07/14	15,629	15,629
Barclays Bank (A)
0.300%, 11/24/14	15,000	14,982
BNP Paribas Finance
0.190%, 07/02/14	20,000	20,000
0.100%, 07/14/14	15,000	14,999
BPCE (A)
0.100%, 07/02/14	20,000	20,000
Credit Suisse NY
0.260%, 09/09/14	10,000	9,995
Deutsche Bank Financial
0.300%, 08/25/14	10,000	9,995
HSBC USA
0.230%, 08/13/14	5,305	5,304
0.230%, 08/25/14	5,000	4,998
Korea Development Bank NY
0.200%, 08/14/14	15,000	14,996
Natixis US Finance
0.330%, 07/01/14	15,000	15,000
Societe Generale North America
0.290%, 10/03/14	10,000	9,992
Standard Chartered Bank (A)
0.250%, 09/04/14	10,000	9,996
Westpac Securities NZ (A)
0.200%, 09/26/14	25,000	24,988

Total Banks		225,866

Financial Services [15.3%]
AllianceBernstein (A)
0.240%, 07/08/14	18,000	17,999
Caisse Centrale Desjardins (A)
0.130%, 07/31/14	20,000	19,998
0.110%, 07/07/14	15,000	15,000
Collateralized Commercial Paper LLC
0.250%, 10/27/14	15,000	14,988
General Electric Capital
0.200%, 01/07/15	15,000	14,984
0.190%, 10/29/14	20,000	19,987
MetLife Short Term Funding (A)
0.100%, 07/18/14	25,000	24,999
Mizuho Funding (A)
0.190%, 09/10/14	10,000	9,996

Description	Face Amount (000)	Value (000)

Toyota Motor Credit
0.210%, 11/24/14	$25,000	$24,979

Total Financial Services		162,930

Import/Export [3.3%]
Sumitomo Corp of America
0.200%, 09/02/14	25,000	24,991
0.170%, 07/02/14	10,000	10,000

Total Import/Export		34,991

Medical-HMO [3.3%]
UnitedHealth Group (A)
0.160%, 07/01/14	35,000	35,000

Schools [1.4%]
University of California
0.150%, 07/07/14	15,000	15,000

Total Commercial Paper
(Cost $473,787)		473,787

Certificates of Deposit [33.8%]
Banco Del Estado De Chile
0.260%, 07/08/14	15,000	15,000
0.210%, 08/11/14	15,000	15,000
Bank of America
0.230%, 07/07/14	25,000	25,000
0.250%, 09/08/14	10,000	10,000
Bank of Montreal IL
0.150%, 07/22/14	10,000	10,000
0.210%, 09/08/14	25,000	25,000
Bank of Nova Scotia
0.180%, 12/01/14	35,000	35,000
Bank of Tokyo-Mitsubishi UFJ NY
0.220%, 08/22/14	15,000	15,000
Citibank
0.220%, 12/24/14	35,000	35,000
Korea Development Bank NY
0.200%, 08/21/14	15,000	15,000
Mizuho Bank
0.200%, 07/10/14	15,000	15,000
0.200%, 10/14/14	10,000	10,000
Natixis NY
0.110%, 07/01/14	20,000	20,000
Norinchukin Bank
0.200%, 08/11/14	15,000	15,000
0.200%, 09/16/14	20,000	20,000
Skandinaviska Enskilda Banken NY
0.250%, 08/25/14	15,000	15,000
Sumitomo Mitsui Banking
0.210%, 07/01/14	20,000	20,000
0.210%, 07/16/14	10,000	10,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Prime Money Market Fund
Description	Face Amount (000)	Value (000)

Toronto Dominion Bank
0.135%, 09/29/14	$35,000	$35,000

Total Certificates of Deposit
(Cost $360,000)		360,000

Municipal Bonds [15.1%]
California [8.1%]
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB
0.040%, 07/01/14(B) (C) (D)	29,000	29,000
California State, Pollution Control Financing Authority, Pacific Gas & Electric Project, Ser C, RB
0.010%, 07/01/14(B) (C) (D)	5,000	5,000
Los Angeles, Department of Water & Power, Ser B-3, RB
0.010%, 07/01/14(C) (D)	13,000	13,000
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.050%, 07/03/14(C) (D)	25,000	25,000
Southern California, Metropolitan Water District, Ser B-3, RB
0.010%, 07/01/14(C) (D)	15,000	15,000

Total California		87,000

North Carolina [1.5%]
Charlotte, Water and Sewer System, Ser B, RB
0.040%, 07/03/14(C) (D)	15,900	15,900

Ohio [1.6%]
Ohio State, Higher Educational Facility Commission, Cleveland Clinic Project, Ser B-4, RB
0.010%, 07/01/14(C) (D)	17,485	17,485

Texas [3.9%]
Lower Neches Valley Authority Industrial Development, Exxon-Mobil Project, RB
0.010%, 07/01/14(C) (D)	24,102	24,102
Lower Neches Valley, Industrial Development Authority, Exxon Mobil Project, RB
0.010%, 07/01/14(C) (D)	16,700	16,700

Total Texas		40,802

Total Municipal Bonds
(Cost $161,187)		161,187

Description	Face Amount (000)/ Shares	Value (000)

Repurchase Agreements (E) [3.1%]
Bank of America
0.060%, dated 06/30/14, repurchased on 07/01/14, repurchase price 20,000,033 (collateralized by various U.S. Government obligations, par values ranging from $35,000 to $3,521,000, 0.000%-8.875%, 07/18/17 to 01/15/48; with a total market value of $20,400,161)	$20,000	$20,000
Barclays
0.060%, dated 06/30/14, repurchased on 07/01/14, repurchase price 13,000,022 (collateralized by a U.S. Treasury Note, par value $13,800,000, 1.750%, 05/15/22; with a total market value of $13,300,000)	13,000	13,000

Total Repurchase Agreements
(Cost $33,000)		33,000

U.S. Treasury Obligation [2.8%]
U.S. Treasury Note
4.250%, 08/15/14	30,000	30,154

Total U.S. Treasury Obligation
(Cost $30,154)		30,154

Short-Term Investment [0.7%]
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	6,994,570	6,995

Total Short-Term Investment
(Cost $6,995)		6,995

Total Investments [100.0%]
(Cost $1,065,123) †		$1,065,123

Percentages are based on Net Assets of $1,065,545 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
*	The rate reported is the 7-day effective yield as of June 30, 2014.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2014, the value of these securities amounted to $227,950 (000), representing 21.4% of the net assets of the Fund.

(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2014.
(D)	Put and Demand Feature — The date reported is the next reset or put date.
(E)	Tri-Party Repurchase Agreement.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Prime Money Market Fund

Cl — Class
IL — Illinois
LLC — Limited Liability Corporation
NY — New York
NZ — New Zealand
RB — Revenue Bond
Ser — Series

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$473,787	$—	$473,787
Certificates of Deposit	—	360,000	—	360,000
Municipal Bonds	—	161,187	—	161,187
Repurchase Agreements	—	33,000	—	33,000
U.S. Treasury Obligation	—	30,154	—	30,154
Short-Term Investment	6,995	—	—	6,995
Total Investments in Securities	$6,995	$1,058,128	$—	$1,065,123

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [82.3%]
California [73.5%]
Bay Area Infrastructure Financing
5.000%, 08/01/17	$1,210	$1,215
Bay Area Toll Authority, Ser A-2, RB
0.030%, 07/03/14(A) (B) (C)	1,700	1,700
Bay Area Toll Authority, Ser C-1, RB
0.050%, 07/03/14(A) (B) (C)	18,095	18,095
Bay Area Toll Authority, Ser C-2, RB
0.050%, 07/03/14(A) (B) (C)	4,190	4,190
California State, Economic Recovery Project, Ser C-4, GO
0.020%, 07/01/14(A) (B) (C)	2,890	2,890
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser A, RB
0.050%, 07/03/14(A) (B) (C)	2,600	2,600
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
0.010%, 07/01/14(A) (B) (C)	4,380	4,380
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser B, RB
0.030%, 07/02/14(A) (B) (C)	2,450	2,450
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser I, RB
0.030%, 07/02/14(A) (B) (C)	3,900	3,900
California State, Health Facilities Financing Authority, Kaiser Permanente, Ser C, RB
0.050%, 07/02/14(A) (C)	10,000	10,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB
0.060%, 07/02/14(A) (B) (C)	8,650	8,650
California State, Health Facilities Financing Authority, Ser B-2 (C)
0.120%, 12/03/14	18,550	18,550
California State, Infrastructure & Economic Development Bank, Independent System Operator, Ser A, RB
Pre-Refunded @ 100
5.250%, 02/01/15(D)	1,255	1,292

Description	Face Amount (000)	Value (000)

California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser B, RB
0.010%, 07/01/14(A) (B) (C)	$7,700	$7,700
California State, Kindergarten Project, Ser B-3, GO
0.020%, 07/01/14(A) (B) (C)	1,350	1,350
California State, Kindergarten Project, Ser A-1, GO
0.010%, 07/01/14(A) (B) (C)	6,610	6,610
California State, Kindergarten Project, Ser A-2, GO
0.010%, 07/01/14(A) (B) (C)	6,740	6,740
California State, Kindergarten Project, Ser A-3, GO
0.010%, 07/01/14(A) (B) (C)	7,180	7,180
California State, Kindergarten Project, Ser A-8, GO
0.050%, 07/03/14(A) (B) (C)	15,400	15,400
California State, Kindergarten Project, Ser B-1, GO
0.010%, 07/01/14(A) (B) (C)	2,900	2,900
California State, Kindergarten Project, Ser B-2, GO
0.020%, 07/01/14(A) (B) (C)	5,000	5,000
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, RB
0.010%, 07/01/14(A) (C)	16,100	16,100
California State, Public Works Board, University of California Research Project, Ser L, RB, NATL-RE, ETM
5.250%, 11/01/14	1,000	1,017
California State, Public Works Board, Various University of California Projects, Ser D, RB
Pre-Refunded @ 100
5.000%, 05/01/15(D)	5,800	6,034
California State, Ser B, GO
0.010%, 07/01/14(A) (B) (C)	9,500	9,500
California State, Ser B-4, GO
0.060%, 07/02/14(A) (B) (C)	3,600	3,600
California State, Sub-Ser A-1, GO
0.050%, 07/02/14(A) (B) (C)	11,500	11,500
California State, Sub-Ser A-2, GO
0.050%, 07/02/14(A) (B) (C)	1,500	1,500
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser D, RB
0.030%, 07/02/14(A) (C)	25,000	25,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

California Statewide, Communities Development Authority, Masters College Project, Ser A, RB
0.070%, 07/03/14(A) (B) (C)	$3,000	$3,000
East Bay, Municipal Utility District, Ser A-3, RB
0.040%, 07/02/14(A) (C)	5,200	5,200
East Bay, Municipal Utility District, Sub-Ser C, RB
0.060%, 07/02/14(A) (C)	6,700	6,700
Eastern Municipal Water District, Ser A, RB
0.070%, 07/03/14(A) (C)	7,500	7,500
Eastern Municipal Water District, Ser C, COP
0.060%, 07/02/14(A) (C)	18,475	18,475
Eastern Municipal Water District, Ser D, COP
0.060%, 07/02/14(A) (C)	13,200	13,200
Elsinore Valley, Municipal Water District, Ser A, COP
0.060%, 07/02/14(A) (B) (C)	3,240	3,240
Elsinore Valley, Municipal Water District, Ser B, COP
0.060%, 07/02/14(A) (B) (C)	9,300	9,300
Huntington Beach, Unified High School District, Election 2004, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/14(D)	2,400	2,410
Irvine Ranch, Water District, SAB
0.060%, 07/03/14(A) (B) (C)	4,600	4,600
Irvine Ranch, Water District, Ser A, SAB
0.010%, 07/01/14(A) (B) (C)	4,000	4,000
Irvine Ranch, Water District, Ser B, SAB
0.010%, 07/01/14(A) (B) (C)	11,755	11,755
Los Angeles County, GO
1.500%, 06/30/15	5,400	5,474
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB
0.060%, 07/03/14(A) (C)	36,180	36,180
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.050%, 07/03/14(A) (C)	10,000	10,000
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.050%, 07/03/14(A) (C)	7,350	7,350
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB
0.010%, 07/01/14(A) (C)	27,100	27,100

Description	Face Amount (000)	Value (000)

Los Angeles, Department of Water & Power, Sub-Ser B-4, RB
0.050%, 07/03/14(A) (C)	$4,225	$4,225
Los Angeles, Department of Water & Power, Sub-Ser B-6, RB
0.020%, 07/01/14(A) (C)	19,800	19,800
Metropolitan Water District of Southern California, Ser A-1, RB
0.080%, 07/03/14(C)	10,000	10,000
Metropolitan Water District of Southern California, Ser A-1, RB
0.040%, 07/03/14(A) (C)	1,520	1,520
Metropolitan Water District of Southern California, Ser A-2, RB
0.070%, 07/03/14(A) (C)	11,000	11,000
Metropolitan Water District of Southern California, Ser A-3, RB
0.080%, 07/03/14(C)	11,000	11,000
Metropolitan Water District of Southern California, Ser D, RB
0.040%, 07/03/14(A) (C)	5,100	5,100
Mount San Antonio, Community College District, GO, ETM
0.297%, 05/01/15(E)	4,165	4,155
Orange County, Apartment Development Authority, Riverbend Apartments Project, Ser B, RB
0.060%, 07/03/14(A) (C)	10,000	10,000
Orange County, Water District Authority, Ser A, COP
0.060%, 07/02/14(A) (B) (C)	25,350	25,350
Riverside County, RAN
1.500%, 06/30/15	10,000	10,138
Riverside County, Public Facilities Authority, Ser C, COP
0.060%, 07/02/14(A) (B) (C)	3,200	3,200
Riverside County, Water Authority, Ser A, RB
0.080%, 07/03/14(A) (C)	17,000	17,000
Sacramento County, Sanitation District Financing Authority, Ser A, RB
5.000%, 12/01/14(A)	1,000	1,020
San Diego County, Regional Transportation Commission, Ser B, RB
0.040%, 07/03/14(A) (C)	4,180	4,180

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

San Diego County, Regional Transportation Commission, Ser D, RB
0.050%, 07/03/14(A) (C)	$12,540	$12,540
San Diego, Community College District, Election 2002, GO, AGM
Pre-Refunded @ 100
5.000%, 05/01/15(D)	1,765	1,837
San Francisco City & County, Airports Commission, Ser 37C, RB
0.060%, 07/02/14(A) (B) (C)	15,900	15,900
San Francisco City & County, Finance Authority, Moscone Center Project, Ser 2008-1, RB
0.060%, 07/03/14(A) (B) (C)	2,730	2,730
San Francisco, Bay Area Rapid Transit District, Election 2004, Ser C, GO
2.000%, 08/01/14	4,455	4,462
San Mateo, Unified High School District, GO, ETM
0.190%, 02/15/15(E)	1,000	999
Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB
0.060%, 07/02/14(A) (C)	21,820	21,820
Santa Clara Valley, Transportation Authority, Ser C, RB
0.040%, 07/03/14(A) (C)	995	995
0.030%, 07/03/14(A) (C)	24,300	24,300
Santa Clara Valley, Transportation Authority, Ser D, RB
0.040%, 07/03/14(A) (C)	14,000	14,000
Southern California, Public Power Authority, Magnolia Power Project, Ser A-1, RB
0.040%, 07/02/14(A) (B) (C)	22,300	22,300
Southern California, Public Power Authority, Southern Transmission Project, Ser A, RB, AGM
0.060%, 07/02/14(A) (C)	25,000	25,000
University of California, Regents Medical Center, Ser B-1, RB
0.010%, 07/01/14(A) (C)	6,855	6,855
University of California, Ser AL-2, RB
0.040%, 07/03/14(A) (C)	5,000	5,000

Description	Face Amount (000)	Value (000)

Ventura County, TRAN
1.500%, 07/01/15	$5,000	$5,068

Total California		684,021

New York [4.3%]
New York City, Municipal Water Finance Authority, Ser A-5, RB
0.030%, 07/01/14(A) (C)	16,000	16,000
New York City, Municipal Water Finance Authority, Ser DD-1, RB
0.010%, 07/01/14(A) (C)	5,010	5,010
New York City, Ser A-5, GO
0.020%, 07/01/14(A) (B) (C)	18,960	18,960

Total New York		39,970

Texas [4.5%]
Lower Neches Valley, Industrial Development Authority, Exxon Mobil Project, RB
0.010%, 07/01/14(A) (C)	41,920	41,920

Total Municipal Bonds
(Cost $765,911)		765,911

Commercial Paper [15.9%]
California [15.9%]
California State
0.080%, 08/28/14	10,000	10,000
California State, Ser A-6
0.070%, 08/05/14	5,000	5,000
California State, Department of Water Resources
0.090%, 07/02/14	2,876	2,876
0.080%, 07/03/14	2,838	2,838
0.080%, 09/03/14	5,576	5,576
0.080%, 09/09/14	5,000	5,000
California State, Educational Facilities Authority
0.130%, 10/16/14	25,000	25,000
0.080%, 07/01/14	8,121	8,121
Sacramento, Municipal Utility District
0.080%, 08/05/14	10,500	10,500
0.070%, 07/03/14	20,000	20,000
San Diego County, Water Authority
0.090%, 09/09/14	5,000	5,000
0.080%, 08/06/14	4,000	4,000
0.050%, 07/01/14	10,000	10,000
San Francisco City & County
0.080%, 07/02/14	15,245	15,245
San Francisco City & County, Airport Commission
0.070%, 07/09/14	5,000	5,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Santa Clara Valley, Water District
0.060%, 08/29/14	$13,865	$13,865

Total California		148,021

Total Commercial Paper
(Cost $148,021)		148,021

Total Investments [98.2%]
(Cost $913,932)†		$913,932

Percentages are based on Net Assets of $930,598 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2014.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal
COP — Certificate of Participation
ETM — Escrowed to Maturity
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RAN — Revenue Anticipation Note
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TRAN — Tax and Revenue Anticipation Note

As of June 30, 2014, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [48.9%]
Banks [24.0%]
Bank of America, MTN
6.400%, 08/28/17	$940	$1,074
Barclays Bank, MTN
2.268%, 07/10/14(A)	545	558
Citigroup
1.924%, 05/15/18(A)	805	836
Deutsche Bank
3.250%, 01/11/16	900	934
Goldman Sachs Group
5.125%, 01/15/15	900	921
Korea Development Bank
3.250%, 03/09/16	575	597
Morgan Stanley
5.375%, 10/15/15	900	953
Wachovia
5.750%, 06/15/17	900	1,018

Total Banks		6,891

Diversified Operations [3.5%]
Glencore Funding
1.700%, 05/27/16(B)	1,000	1,009

Financial Services [3.4%]
General Electric Capital, MTN
2.950%, 05/09/16	950	991

Oil, Gas & Consumable Fuels [3.5%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	900	997

Petroleum & Fuel Products [3.3%]
Occidental Petroleum
1.750%, 02/15/17	940	958

Retail [3.2%]
Costco Wholesale
0.650%, 12/07/15	900	903

Telephones & Telecommunications [8.0%]
America Movil
1.230%, 09/12/14(A)	1,000	1,012
AT&T
2.400%, 08/15/16	1,000	1,030
Verizon Communications
1.761%, 09/17/14(A)	250	257

Total Telephones & Telecommunications		2,299

Total Corporate Bonds
(Cost $13,872)		14,048

U.S. Government Agency Obligations [26.2%]
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17(B)	1,000	1,113

Description	Face Amount (000)	Value (000)

FFCB
0.204%, 04/17/17	$590	$590
FHLB
0.500%, 11/20/15	580	581
FHLMC
4.375%, 07/17/15	800	835
FNMA
5.000%, 03/15/16	1,175	1,267
0.500%, 07/02/15	1,000	1,003
0.500%, 03/30/16	1,200	1,202
0.172%, 07/16/14(A)	940	941

Total U.S. Government Agency Obligations
(Cost $7,523)		7,532

U.S. Treasury Obligations [7.5%]
U.S. Treasury Notes
4.250%, 08/15/15	560	586
3.125%, 10/31/16	625	662
1.000%, 08/31/16	900	909

Total U.S. Treasury Obligations
(Cost $2,140)		2,157

Municipal Bonds [5.6%]
California [2.4%]
Southern California Public Power Authority, Sub-Ser B, AGM, ETM
6.930%, 05/15/17	595	684

Florida [3.2%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	930	932

Total Municipal Bonds
(Cost $1,602)		1,616

U.S. Government Mortgage-Backed Obligations [4.3%]
FHLMC, Pool G12806
5.500%, 09/01/22	55	60
FHLMC, Pool G18247
5.000%, 04/01/23	33	36
FHLMC, Pool G18251
5.000%, 05/01/23	52	57
FHLMC, Pool G18321
4.500%, 08/01/24	27	29
FHLMC, Pool J04241
5.500%, 01/01/22	26	28
FHLMC, Pool J04459
5.000%, 03/01/22	28	30
FHLMC, Pool J04508
5.000%, 03/01/22	30	32
FHLMC, Pool J07575
5.000%, 04/01/23	25	27
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	443	461

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)

FNMA, Pool 837196
5.500%, 02/01/21	$56	$61
FNMA, Pool 933915
4.500%, 06/01/23	34	36
FNMA, Pool 961783
4.500%, 02/01/23	50	54
FNMA, Ser 2010-39, Cl PD
3.000%, 06/25/38	325	331

Total U.S. Government Mortgage-Backed Obligations
(Cost $1,184)		1,242

Sovereign Debt [3.4%]
Regional Authority [3.4%]
Province of Ontario, Canada
1.600%, 09/21/16	950	968

Total Sovereign Debt
(Cost $961)		968

Asset-Backed Security [2.1%]
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	612	612

Total Asset-Backed Security
(Cost $612)		612

Short-Term Investments [1.5%]
City National Rochdale Government Money Market Fund, 0.010%*‡	219,549	220
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	219,549	220

Total Short-Term Investments
(Cost $440)		440

Total Investments [99.5%]
(Cost $28,334)†		$28,615

Percentages are based on Net Assets of $28,766 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $28,334 (000), and the unrealized appreciation and depreciation were $287 (000) and $6 (000), respectively.
*	The rate reported is the 7-day effective yield as of June 30, 2014.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2014.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2014, the value of these securities amounted to $2,122 ($ Thousands), representing 7.4% of the net assets of the Fund.

AGM — Assured Guarantee Municipal
Cl — Class
ETM — Escrowed to Maturity
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$14,048	$—	$14,048
U.S. Government Agency Obligations	—	7,532	—	7,532
U.S. Treasury Obligations	—	2,157	—	2,157
Municipal Bonds	—	1,616	—	1,616
U.S. Government Mortgage-Backed Obligations	—	1,242	—	1,242
Sovereign Debt		968	—	968
Asset-Backed Security	—	612	—	612
Short-Term Investments	440	—	—	440
Total Investments in Securities	$440	$28,175	$—	$28,615

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [68.8%]
Egypt Government AID Bond
4.450%, 09/15/15	$8,000	$8,393
FFCB
0.228%, 07/26/14(A)	10,000	9,995
FHLB
1.150%, 07/25/18	1,520	1,488
1.000%, 06/09/17	6,675	6,695
0.500%, 11/20/15	4,930	4,941
FHLMC
1.250%, 05/12/17	2,350	2,374
1.000%, 06/29/17	4,000	4,009
1.000%, 09/29/17	4,325	4,316
FNMA
5.000%, 03/15/16	5,475	5,902
5.000%, 02/13/17	5,395	5,984
4.875%, 12/15/16	5,000	5,517
2.430%, 10/09/19(B)	6,000	5,272
2.375%, 04/11/16	5,000	5,182
1.875%, 02/19/19	445	451
1.625%, 11/27/18	5,000	5,027
1.000%, 10/16/17	7,000	6,950
0.875%, 05/21/18	4,500	4,424
0.625%, 08/26/16	5,000	5,003
0.172%, 07/15/14(A)	10,000	10,005
Israel Government AID Bond
3.815%, 05/15/20(B)	10,528	9,216
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	9,343

Total U.S. Government Agency Obligations
(Cost $119,252)		120,487

U.S. Treasury Obligations [28.2%]
U.S. Treasury Bond
2.625%, 02/29/16	5,000	5,192
U.S. Treasury Notes
3.250%, 05/31/16	5,000	5,271
3.250%, 03/31/17	5,000	5,337
3.000%, 02/28/17	2,415	2,559
2.875%, 03/31/18	5,000	5,309
2.750%, 02/28/18	5,000	5,286
2.375%, 07/31/17	5,000	5,220
1.375%, 11/30/15	5,500	5,589
1.375%, 09/30/18	5,000	4,994
0.875%, 02/28/17	4,500	4,517

Total U.S. Treasury Obligations
(Cost $49,227)		49,274

U.S. Government Mortgage-Backed Obligations [1.8%]
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	1,759	1,831
FNMA ARM, Pool 766620
2.267%, 07/01/14(A)	210	226

Description	Face Amount (000)/Shares	Value (000)

FNMA REMIC, Ser 2011-144, Cl CE
1.250%, 06/25/35	$700	$702
GNMA, Pool 329656
8.000%, 08/15/22	5	5
GNMA, Pool 376533
7.500%, 06/15/24	2	2
GNMA, Pool 398660
7.500%, 05/15/26	2	2
GNMA, Pool 497411
6.000%, 01/15/29	5	5
GNMA, Pool 571376
7.000%, 12/15/16	3	3
GNMA, Pool 584992
7.500%, 04/15/32	28	31
GNMA ARM, Pool G2 81318
1.625%, 07/01/14(A)	281	292
GNMA ARM, Pool G2 81447
1.625%, 07/01/14(A)	57	59

Total U.S. Government Mortgage-Backed Obligations
(Cost $3,050)		3,158

Short-Term Investments [1.8%]
City National Rochdale Government Money Market Fund, 0.010%*‡	1,596,463	1,596
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	1,596,463	1,596

Total Short-Term Investments
(Cost $3,192)		3,192

Total Investments [100.6%]
(Cost $174,721)†		$176,111

Percentages are based on Net Assets of $175,127 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $174,721 (000), and the unrealized appreciation and depreciation were $1,591 (000) and $201 (000), respectively.
*	The rate reported is the 7-day effective yield as of June 30, 2014.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2014.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AID — Agency for International Development
ARM — Adjustable Rate Mortgage
Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Government Bond Fund

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$120,487	$—	$120,487
U.S. Treasury Obligations	—	49,274	—	49,274
U.S. Government Mortgage-Backed Obligations	—	3,158	—	3,158
Short-Term Investments	3,192	—	—	3,192
Total Investments in Securities	$3,192	$172,919	$—	$176,111

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [90.4%]
Banks [12.5%]
Bank of America, MTN
6.400%, 08/28/17	$400	$457
Barclays Bank, MTN
2.268%, 07/10/14(A)	1,950	1,999
Citigroup
5.850%, 08/02/16	980	1,075
5.500%, 02/15/17	250	275
Countrywide Financial
6.250%, 05/15/16	1,200	1,309
Fifth Third Bank
1.150%, 11/18/16	3,060	3,070
HSBC Finance
5.250%, 04/15/15	1,250	1,296
JPMorgan Chase
6.300%, 04/23/19	2,000	2,365
6.000%, 01/15/18	405	464
National Australia Bank, MTN
2.750%, 03/09/17	480	500
Nordea Bank
2.250%, 03/20/15(B)	500	507
UBS, MTN
5.875%, 12/20/17	2,000	2,284
Wells Fargo Bank
5.750%, 05/16/16	2,400	2,617

Total Banks		18,218

Broadcasting & Cable [1.5%]
Time Warner Cable
5.000%, 02/01/20	2,000	2,241

Chemicals [1.0%]
Dow Chemical
4.250%, 11/15/20	1,300	1,413

Coatings/Paint [1.0%]
Sherwin-Williams
3.125%, 12/15/14	1,450	1,468

Computers-Memory Devices [0.7%]
NetApp
2.000%, 12/15/17	1,000	1,015

Diversified Metals & Mining [1.7%]
Rio Tinto
2.250%, 09/20/16	2,500	2,577

Diversified Minerals [3.3%]
BHP Billiton
5.250%, 12/15/15	2,377	2,542
Teck Resources
3.150%, 01/15/17	1,250	1,303
2.500%, 02/01/18	1,000	1,018

Total Diversified Minerals		4,863

Diversified Operations [2.5%]
Glencore Funding
1.700%, 05/27/16(B)	1,500	1,514

Description	Face Amount (000)	Value (000)

Siemens Financing
5.750%, 10/17/16(B)	$2,000	$2,217

Total Diversified Operations		3,731

Drugs [2.7%]
AbbVie
1.200%, 11/06/15	1,000	1,007
GlaxoSmithKline Capital
5.650%, 05/15/18	405	464
Wyeth
5.500%, 02/15/16	2,000	2,159
5.450%, 04/01/17	330	368

Total Drugs		3,998

Electric Utilities [3.2%]
American Electric Power
1.650%, 12/15/17	1,000	1,005
Commonwealth Edison
6.950%, 07/15/18	1,000	1,183
Exelon
4.900%, 06/15/15	1,138	1,183
Exelon Generation
6.200%, 10/01/17	1,200	1,367

Total Electric Utilities		4,738

Financial Services [15.2%]
American Honda Finance
1.600%, 02/16/18(B)	1,000	1,003
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(B)	3,000	3,076
Daimler Finance North America
2.300%, 01/09/15	1,350	1,362
1.875%, 09/15/14(B)	1,000	1,003
Ford Motor Credit
8.000%, 12/15/16	1,000	1,162
2.375%, 01/16/18	1,000	1,022
General Electric Capital
5.300%, 02/11/21	2,500	2,843
General Electric Capital, MTN
2.950%, 05/09/16	50	52
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16(B)	1,000	1,049
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	2,000	2,025
PACCAR Financial, MTN
0.800%, 02/08/16	1,500	1,507
Toyota Motor Credit, MTN
2.050%, 01/12/17	2,000	2,054
VW Credit, MTN
1.875%, 10/13/16	3,000	3,062
Western Union
5.930%, 10/01/16	1,000	1,098

Total Financial Services		22,318

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Food, Beverage & Tobacco [2.6%]
Anheuser-Busch InBev Worldwide
5.375%, 01/15/20	$2,420	$2,794
Dr Pepper Snapple Group
2.900%, 01/15/16	1,000	1,034

Total Food, Beverage & Tobacco		3,828

Home Decoration Products [0.3%]
Newell Rubbermaid
2.000%, 06/15/15	500	506

Insurance [4.0%]
Aflac
8.500%, 05/15/19	1,100	1,418
Genworth Financial
7.700%, 06/15/20	1,400	1,726
Metropolitan Life Global Funding I, MTN
1.875%, 06/22/18(B)	2,700	2,692

Total Insurance		5,836

Investment Banker/Broker Dealer [8.0%]
Deutsche Bank
1.400%, 02/13/17	2,500	2,513
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,871
2.625%, 01/31/19	500	507
Jefferies Group
8.500%, 07/15/19	1,370	1,712
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,266
Morgan Stanley, MTN
6.250%, 08/28/17	2,000	2,279
5.950%, 12/28/17	465	529

Total Investment Banker/Broker Dealer		11,677

Machinery [0.1%]
Caterpillar Financial Services, MTN
1.625%, 06/01/17	215	218

Medical Products & Services [1.8%]
Genentech
4.750%, 07/15/15	2,500	2,613

Medical-HMO [0.9%]
UnitedHealth Group
4.875%, 03/15/15	1,205	1,244

Metal-Copper [0.7%]
Freeport-McMoRan Copper & Gold
1.400%, 02/13/15	1,000	1,004

Petroleum & Fuel Products [8.7%]
BP Capital Markets
1.375%, 05/10/18	2,800	2,774
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,115

Description	Face Amount (000)	Value (000)

Shell International Finance
3.250%, 09/22/15	$2,500	$2,587
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,400
Total Capital International
1.550%, 06/28/17	425	431
1.500%, 02/17/17	2,980	3,028
Transocean
6.500%, 11/15/20	1,250	1,446

Total Petroleum & Fuel Products		12,781

Real Estate Investment Trusts [4.9%]
American Tower
7.250%, 05/15/19	1,200	1,452
HCP
5.625%, 05/01/17	1,000	1,116
Health Care REIT
4.700%, 09/15/17	1,000	1,094
Kimco Realty
6.875%, 10/01/19	1,080	1,299
Simon Property Group
6.100%, 05/01/16	2,000	2,170

Total Real Estate Investment Trusts		7,131

Regional Authority [1.0%]
Province of Ontario Canada
1.600%, 09/21/16	1,360	1,386

Retail [3.8%]
Lowe's
6.100%, 09/15/17	3,000	3,439
Wal-Mart Stores
2.875%, 04/01/15	2,000	2,040

Total Retail		5,479

Telephones & Telecommunications [7.4%]
America Movil
1.230%, 09/12/14(A)	2,750	2,783
AT&T
5.100%, 09/15/14	2,000	2,017
2.950%, 05/15/16	2,600	2,702
Motorola Solutions
6.000%, 11/15/17	1,000	1,135
Telefonica Emisiones SAU
6.421%, 06/20/16	1,000	1,101
Verizon Communications
2.550%, 06/17/19	1,000	1,015

Total Telephones & Telecommunications		10,753

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)/Shares	Value (000)

Trucking & Leasing [0.9%]
Penske Truck Leasing
3.750%, 05/11/17(B)	$750	$797
3.125%, 05/11/15(B)	500	511

Total Trucking & Leasing		1,308

Total Corporate Bonds
(Cost $129,307)		132,344

Municipal Bonds [3.0%]
California [0.2%]
California State, GO
5.700%, 11/01/21	185	222

Florida [2.8%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	4,130	4,136

Total Municipal Bonds
(Cost $4,316)		4,358

Unaffiliated Registered Investment Company [2.0%]
Ivy High Income Fund	343,249	3,007

Total Unaffiliated Registered Investment Company
(Cost $3,000)		3,007

Sovereign Debt [0.7%]
Petroleum & Fuel Products [0.7%]
Korea National Oil
2.875%, 11/09/15(B)	1,000	1,024

Total Sovereign Debt
(Cost $1,000)		1,024

Asset-Backed Security [0.6%]
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	918	919

Total Asset-Backed Security
(Cost $918)		919

U.S. Government Mortgage-Backed Obligation [0.1%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	79	83

Total U.S. Government Mortgage-Backed Obligation
(Cost $79)		83

Short-Term Investments [2.9%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%*‡	2,089,554	2,090

Description	Shares	Value (000)

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	2,089,554	$2,090

Total Short-Term Investments
(Cost $4,180)		4,180

Total Investments [99.7%]
(Cost $142,800)†		$145,915

Percentages are based on Net Assets of $146,401 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $142,800 (000), and the unrealized appreciation and depreciation were $3,136 (000) and $21 (000), respectively.
*	The rate reported is the 7-day effective yield as of June 30, 2014.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2014.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2014, the value of these securities amounted to $19,684 ($ Thousands), representing 13.4% of the net assets of the Fund.

Cl — Class
FNMA — Federal National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$132,344	$—	$132,344
Municipal Bonds	—	4,358	—	4,358
Unaffiliated Registered Investment Company	3,007	—	—	3,007
Sovereign Debt	—	1,024	—	1,024
Asset-Backed Security	—	919	—	919
U.S. Government Mortgage-Backed Obligation	—	83	—	83
Short-Term Investments	4,180	—	—	4,180
Total Investments in Securities	$7,187	$138,728	$—	$145,915

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [95.5%]
California [89.3%]
Beverly Hills, Community Facilities District, Ser 2002-A
4.000%, 09/01/22	$250	$271
Brea, Redevelopment Agency, Redevelopment Project AB, TA
5.000%, 08/01/20	500	591
California State, Department of Water Resources, Ser F-3, RB
Callable 05/01/18 @ 100
4.375%, 05/01/20	200	225
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/20	1,000	1,180
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 08/01/14 @ 100
5.000%, 07/01/15	965	969
California State, GO
Callable 03/01/15 @ 100
5.000%, 03/01/16	1,500	1,548
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,204
California State, GO
4.000%, 02/01/18	1,000	1,110
4.000%, 02/01/19	1,000	1,125
5.000%, 11/01/19	1,000	1,184
5.000%, 09/01/20	1,000	1,197
5.000%, 09/01/21	1,200	1,444
5.000%, 12/01/21	1,000	1,206
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
5.000%, 07/01/18	500	575
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22	265	311
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center, RB
5.000%, 08/15/17	750	848
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	426

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Memorial Health Services Corp, Ser A, RB
5.000%, 10/01/15	$450	$477
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser B, RB
5.000%, 07/01/43 (A)	175	199
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43 (A)	500	593
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	575
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	147
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
4.000%, 09/01/17	500	550
5.000%, 09/01/22	1,000	1,197
California State, Public Works Board, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.250%, 03/01/18	155	156
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	850	945
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	570
California State, Public Works Board, State Prisons, Ser C, RB
5.000%, 10/01/16	1,000	1,101
California State, Public Works Board, Various Capital Projects, Ser A, RB
4.000%, 04/01/17	500	545

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	$250	$291
California State, Ser E, GO
Callable 06/01/18 @ 100
0.936%, 12/01/29 (A)	1,000	1,011
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	850	996
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
Callable 02/01/17 @ 100
1.010%, 04/01/52 (A)	2,000	2,002
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
3.900%, 08/01/31(A)	625	625
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	200	232
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	375
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,146
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	430
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	568
Fairfield County, Redevelopment Agency, TA
4.000%, 08/01/17	2,630	2,879
Gilroy, Public Facilities Fincancing Authority, RB
5.000%, 11/01/21	940	1,069
Jefferson, Unified High School District, Ser A, GO, NATL-RE
5.000%, 08/01/14	200	201
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,167

Description	Face Amount (000)	Value (000)

Long Beach California, Harbor Revenue, Ser C, RB
4.000%, 11/15/18	$500	$566
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser A, RB, NATL-RE
Pre-Refunded @ 100
5.000%, 07/01/16(B)	200	200
Los Angeles, Department of Airports, Ser C, RB
4.000%, 05/15/17	545	598
Los Angeles, Department of Water & Power, Power Systems Revenue, Ser A, RB
5.000%, 07/01/19	500	593
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	637
Los Angeles, Municipal Improvement Authority, Real Property, Ser E, RB
5.000%, 09/01/15	275	290
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	535
Los Angeles, Ser A, GO
5.000%, 09/01/21	240	291
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/17(B)	500	566
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,179
Los Angeles, Unified School District, Headquarters Building Project, Ser B, COP
Callable 10/01/22 @ 100
5.000%, 10/01/25	1,000	1,149
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	405
Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/28/14 @ 100
5.000%, 07/01/17	165	166
Los Angeles, Unified School District, Ser B, GO, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,000	2,252

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	$1,000	$1,127
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	576
Oakland-Alameda County, Coliseum Authority, Ser A, RB
5.000%, 02/01/20	795	918
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,050	1,181
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	532
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	544
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	477
Riverside County, Public Safety Communication, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,783
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,160
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	552
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	600
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL-RE
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	444
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	929
Sacramento, Unified School District, Election of 2002, GO, NATL-RE
Pre-Refunded @ 100
5.000%, 07/01/15(B)	300	315

Description	Face Amount (000)	Value (000)

San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	$495	$556
San Francisco City & County, Finance, RB, NATL
Callable 08/01/14 @ 100
3.750%, 07/01/18	500	501
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	846
San Francisco City & County, Public Utilities Commission Water Revenue, Sub-Ser A, RB
5.000%, 11/01/20	250	299
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	573
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE
Callable 08/01/14 @ 100
5.250%, 08/01/18	600	601
San Mateo County, Joint Powers Financing Authority, Maple Street Project, RB
3.000%, 06/15/17	1,000	1,073
San Mateo County, Transportation Authority, Ser A, RB, NATL-RE
5.250%, 06/01/19	755	885
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	564
Santa Clara County, Financing Authority, Lease Revenue Capital Project, RB
5.000%, 02/01/20	500	591
Santa Cruz County, Redevelopment Agency, TA
5.000%, 09/01/19	640	731
Santa Margarita, Dana Point Authority, Improvement Districts 3-3A-4-4A, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	290	291

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)/ Shares	Value (000)

Santa Rosa, Wastewater Revenue, Ser A, RB
4.000%, 09/01/17	$415	$458
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,200	1,357
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	635
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	582
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	564
Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	500	585

Total California		67,718

Connecticut [2.7%]
Connecticut State, Ser A, GO
Callable 03/01/15 @ 100
1.410%, 03/01/19 (A)	1,000	1,009
Connecticut State, Ser D, GO
0.940%, 08/15/19 (A)	1,000	1,019

Total Connecticut		2,028

Illinois [0.9%]
Illinois State, GO
4.000%, 07/01/18	600	651

New York [2.6%]
New York City, Sub-Ser A-7, GO
Callable 08/01/14 @ 100
0.040%, 08/01/21 (A) (C)	2,000	2,000

Total Municipal Bonds
(Cost $70,714)		72,397

Short-Term Investment [4.3%]
City National Rochdale Tax Exempt Money Market Fund, Institutional Class, 0.010%*‡	3,253,181	3,253

Total Short-Term Investment
(Cost $3,253)		3,253

Total Investments [99.8%]
(Cost $73,967) †		$75,650

Percentages are based on Net Assets of $75,799 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $73,967 (000), and the unrealized appreciation and depreciation were $1,767 (000) and $84 (000), respectively.
*	The rate reported is the 7-day effective yield as of June 30, 2014.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2014.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
COP — Certificate of Participation
EPA — Environmental Protection Agency
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$72,397	$—	$72,397
Short-Term Investment	3,253	—	—	3,253
Total Investments in Securities	$3,253	$72,397	$—	$75,650

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [85.1%]
Alabama [2.7%]
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	$4,315	$4,669
Jefferson County, Sewer Revenue, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	4,000	4,374

Total Alabama		9,043

Alaska [1.4%]
Northern Tobacco Securitization, Ser A, RB
Callable 07/17/14 @ 100
5.000%, 06/01/46	6,000	4,581

Arizona [1.8%]
La Paz County, Industrial Development Authority, Imperial Regional Detention Facility Project, RB
Callable 10/01/21 @ 102
7.800%, 10/01/39	2,250	2,389
6.750%, 10/01/23	2,000	2,073
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,560

Total Arizona		6,022

California [8.1%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	1,000	1,115
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,714
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 07/01/17 @ 100
5.000%, 11/21/45 (A)	2,000	2,033
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,687

Description	Face Amount (000)	Value (000)

California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	$1,000	$1,087
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A, RB, AGC-ICC
Callable 06/01/15 @ 100
5.000%, 06/01/45	1,000	1,021
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.125%, 06/01/47	4,500	3,273
Golden State Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	2,000	1,585
M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,388
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,152
7.000%, 12/01/26	1,000	1,159
San Mateo, Community Facilities District, SAB
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,060
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 07/17/14 @ 100
5.000%, 06/01/37	3,000	2,446

Total California		26,720

Colorado [3.9%]
Arkansas River, Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,672
Colorado State, High Performance Transportation Enterprise, US 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,059
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	4,000	5,248

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Denver City & County, United Airlines Project, Ser A, RB, AMT
Callable 10/01/17 @ 100
5.250%, 10/01/32	$1,000	$1,017
Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,106
Wildgrass County, Metropolitan District, GO
Callable 12/01/16 @ 100
6.200%, 12/01/34	1,000	1,006

Total Colorado		13,108

Delaware [0.6%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,091

Florida [4.9%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	1,500	1,585
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44	1,890	1,907
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49	1,000	1,006
Florida State, Development Finance Corp., Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43	1,000	968
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	1,000	1,055
Mid-Bay Bridge Authority, Ser A, RB
Callable 10/01/21 @ 100
7.250%, 10/01/34	1,000	1,207

Description	Face Amount (000)	Value (000)

Osceola County, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	$5,000	$5,120
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	555
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,233

Total Florida		15,636

Georgia [1.5%]
Atlanta, Department of Aviation, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,827
DeKalb County, Hospital Authority, DeKalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,052
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	843

Total Georgia		4,722

Guam [1.0%]
Territory of Guam, Government Waterworks Authority, RB
Callable 07/01/20 @ 100
5.625%, 07/01/40	2,000	2,129
Territory of Guam, Ser A, GO
Callable 11/15/19 @ 100
7.000%, 11/15/39	1,000	1,081

Total Guam		3,210

Hawaii [0.9%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Callable 11/15/19 @ 100
8.750%, 11/15/29	2,450	2,850

Illinois [8.9%]
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	5,096

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	$2,000	$2,150
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,247
Chicago, Refunding Project, Ser A, GO, AGM
Callable 01/01/24 @ 100
5.250%, 01/01/31	1,000	1,086
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/40	4,000	4,027
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/46	1,825	1,825
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	5,000	5,065
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,645
6.250%, 04/01/29	1,000	1,050
Illinois State, Finance Authority, Three Crowns Park Plaza Project, Ser A, RB
Callable 02/15/16 @ 100
5.875%, 02/15/38	1,000	1,003
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 03/01/16 @ 100
5.350%, 03/01/31	1,000	773

Total Illinois		28,967

Indiana [3.4%]
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	2,000	2,120
7.000%, 11/15/32	1,650	1,755
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/39	1,000	1,016
Description	Face Amount (000)	Value (000)

Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	$4,000	$4,057
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,252

Total Indiana		11,200

Kentucky [3.0%]
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.500%, 03/01/45	2,960	3,315
6.375%, 06/01/40	1,000	1,118
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,000	5,587

Total Kentucky		10,020

Louisiana [0.3%]
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39	1,000	1,041

Maryland [0.7%]
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,468
5.800%, 02/15/34	725	747

Total Maryland		2,215

Michigan [5.2%]
Flint, Hospital Building Authority, Hurley Medical Center Project, Ser A, RB
5.000%, 07/01/23	1,580	1,503
Kent, Hospital Finance Authority, Metropolitan Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
6.000%, 07/01/35	4,805	4,990
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,756

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 12/01/15 @ 100
5.875%, 12/01/30	$2,000	$1,982
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/22	2,990	2,644
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42	2,000	1,908

Total Michigan		16,783

Missouri [2.2%]
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/20 @ 100
8.250%, 05/15/45	3,000	3,441
Saint Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 08/01/14 @ 101
7.000%, 08/15/32	1,000	1,000
Saint Louis County, Lambert Airport Project, SAB
Callable 11/01/16 @ 105
9.000%, 11/01/31	2,500	2,639

Total Missouri		7,080

Nebraska [1.3%]
Central Plains Energy Project, Project #3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,068
5.000%, 09/01/42	3,000	3,120

Total Nebraska		4,188

Nevada [1.0%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,268

Description	Face Amount (000)	Value (000)

New Jersey [1.4%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	$1,000	$1,045
Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	5,000	3,709

Total New Jersey		4,754

New York [1.4%]
New York City, Industrial Development Agency, American Airlines JFK International Airport Project, RB, AMT
Callable 08/01/16 @ 101
7.750%, 08/01/31	4,000	4,438

Ohio [2.4%]
Muskingum County, Genesis Healthcare System Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	983
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	960
5.000%, 02/15/48	3,000	2,864
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	3,000	3,031

Total Ohio		7,838

Pennsylvania [3.4%]
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
6.125%, 08/15/40	4,000	3,681
Pennsylvania Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,675

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	$3,000	$3,036
Pottsville, Hospital Authority, Schuylkill Health System Project, RB
Callable 07/01/24 @ 100
6.500%, 07/01/28	3,000	3,068

Total Pennsylvania		11,460

South Carolina [1.7%]
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53	5,000	5,497

Tennessee [0.7%]
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	2,000	2,236

Texas [11.1%]
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,360
7.000%, 03/01/34	400	410
Central Texas, Regional Mobility Authority, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,035
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,028
Grand Parkway Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,145
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,040
Red River, Health Facilities Development, MRC Crossings Project, Ser B, RB
Callable 05/15/15 @ 100
5.000%, 11/15/19	1,075	1,077

Description	Face Amount (000)	Value (000)

Sanger, Industrial Development Authority, Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38	$5,000	$5,435
Tarrant County, Cultural Education Facilities Finance Corp., Buckingham Senior Living Community Project, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37	6,000	6,087
Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Callable 06/01/19 @ 100
7.300%, 06/01/29	605	653
Texas State, Municipal Gas Acquisition & Supply I, Ser D, RB
6.250%, 12/15/26	2,000	2,429
Texas State, Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Project, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	3,500	4,153
Texas State, Private Activity Bond Surface Transportation Corp., NTE Mobility Project, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	6,269

Total Texas		36,121

Virginia [1.6%]
James City County, Economic Development Authority, United Methodist Home Project, Ser A, RB
Callable 07/01/17 @ 100
6.000%, 06/01/43	4,690	4,259
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	1,000	1,102

Total Virginia		5,361

Washington [1.3%]
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/15 @ 100
5.375%, 01/01/20 (A)	2,000	2,007

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49 (A)	$2,000	$2,161

Total Washington		4,168

Wisconsin [2.7%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,005
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	1,500	1,507
5.375%, 07/01/34	1,000	1,005
Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,269

Total Wisconsin		8,786

Puerto Rico [4.6%]
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/24	2,590	1,825
5.250%, 07/01/42	840	541
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/20 @ 100
8.000%, 07/01/35	6,000	5,281
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/33	1,440	680
7.000%, 07/01/40	1,000	470
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,310	563
Puerto Rico, Electric Power Authority, Ser WW, RB
Callable 07/01/18 @ 100
5.500%, 07/01/38	1,060	466
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36	940	413

Description	Face Amount (000)/ Shares	Value (000)

Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.500%, 08/01/44	$1,250	$1,086
6.000%, 08/01/42	3,500	2,885
Puerto Rico, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
5.250%, 08/01/41	1,000	755

Total Puerto Rico		14,965

Total Municipal Bonds
(Cost $270,870)		278,369

Short-Term Investments [12.3%]
City National Rochdale Government Money Market Fund, 0.010%*††	22,475,237	22,475
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	17,539,312	17,539

Total Short-Term Investments
(Cost $40,015)		40,014

Total Investments [97.4%]
(Cost $310,885) †		$318,383

Percentages are based on Net Assets of $327,012 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $310,885 (000), and the unrealized appreciation and depreciation were $9,781 (000) and $2,283 (000), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2014.
††	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2014, the value of these securities amounted to $6,201 (000), representing 1.9% of the net assets of the Fund.

AGM — Assured Guarantee Municipal
AMT — Alternative Minimum Tax (subject to)
Cl — Class
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TA — Tax Allocation

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Municipal High Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$278,369	$—	$278,369
Short-Term Investments	40,014	—	—	40,014
Total Investments in Securities	$40,014	$278,369	$—	$318,383

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale High Yield Bond Fund
Description	Face Amount (000)	Value (000)

Corporate Bonds [88.4%]
Advertising Agencies [2.0%]
MDC Partners
6.750%, 04/01/20(A)	$2,300	$2,426

Aerospace & Defense [0.2%]
LMI Aerospace
7.375%, 07/15/19(A)	250	256

Air Transportation [0.3%]
CEVA Group
7.000%, 03/01/21(A)	300	308

Airlines [0.1%]
Continental Airlines, Ser 2009-2, Cl B
9.250%, 05/10/17	110	124

Banks [0.6%]
Banco do Brasil
9.000%, 12/31/49(A) (B)	750	740

Broadcasting & Cable [1.5%]
CSC Holdings
6.750%, 11/15/21	300	330
5.250%, 06/01/24(A)	200	197
DCP
10.750%, 08/15/15(A)	500	504
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	725	750

Total Broadcasting & Cable		1,781

Building & Construction [0.7%]
CPG Merger Sub
8.000%, 10/01/21(A)	500	526
Dycom Investments
7.125%, 01/15/21	300	323

Total Building & Construction		849

Business Services [1.0%]
FTI Consulting
6.750%, 10/01/20	400	427
6.000%, 11/15/22	700	720

Total Business Services		1,147

Chemicals [0.2%]
Nexeo Solutions
8.375%, 03/01/18	250	253

Coal Mining [0.2%]
CONSOL Energy
5.875%, 04/15/22(A)	200	210

Commercial Services [0.6%]
Ceridian
8.125%, 11/15/17(A)	200	202
Live Nation Entertainment
5.375%, 06/15/22(A)	450	456

Total Commercial Services		658

Description	Face Amount (000)	Value (000)

Computer Graphics [0.4%]
Epicor Software
8.625%, 05/01/19	$400	$431

Computer System Design & Services [1.6%]
Brocade Communications Systems
4.625%, 01/15/23	1,000	965
NCR
5.875%, 12/15/21(A)	600	633
NCR Escrow
6.375%, 12/15/23(A)	300	325

Total Computer System Design & Services		1,923

Consumer Products & Services [3.3%]
Central Garden and Pet
8.250%, 03/01/18	2,200	2,283
Spectrum Brands
6.625%, 11/15/22	65	70
6.375%, 11/15/20	130	140
WMG Acquisition
6.750%, 04/15/22(A)	500	500
6.000%, 01/15/21(A)	893	922

Total Consumer Products & Services		3,915

Data Processing/Mgmt [2.7%]
Audatex North America
6.000%, 06/15/21(A)	1,700	1,815
First Data
8.750%, 01/15/22(A) (C)	1,310	1,446

Total Data Processing/Mgmt		3,261

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.125%, 07/15/24	155	156

Distribution/Wholesale [0.0%]
Global Partners
6.250%, 07/15/22(A)	60	60

Diversified Operations [0.5%]
Amsted Industries
5.000%, 03/15/22(A)	650	650

Drugs [0.2%]
Grifols Worldwide Operations
5.250%, 04/01/22(A)	200	208

E-Commerce/Services [0.7%]
IAC
4.750%, 12/15/22	900	885

Educational Services [0.1%]
Laureate Education
9.250%, 09/01/19(A)	155	160

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Electric Utilities [1.1%]
AES
7.375%, 07/01/21	$850	$994
3.229%, 06/01/19(B)	350	353

Total Electric Utilities		1,347

Energy & Power [0.5%]
ContourGlobal Power Holdings
7.125%, 06/01/19(A)	650	649

Engines-Internal Combust [0.5%]
Briggs & Stratton
6.875%, 12/15/20	500	559

Enterprise Software/Serv [0.8%]
Eagle Midco
9.000%, 06/15/18(A)	950	981

Entertainment & Gaming [0.4%]
Buffalo Thunder Development Authority
9.375%, 12/15/14(A) (D) (F)	75	30
Choctaw Resort Development Enterprise
7.250%, 11/15/19(A)	175	173
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/20(A) (E)	99	99
Mashantucket Western Pequot Tribe
6.500%, 07/01/36 (F)	77	11
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	100	100
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15(A)	125	72

Total Entertainment & Gaming		485

Financial Services [4.4%]
Credit Acceptance
6.125%, 02/15/21(A)	1,400	1,463
Icahn Enterprises
6.000%, 08/01/20	1,250	1,339
5.875%, 02/01/22	800	838
4.875%, 03/15/19	200	206
Jefferies Finance
7.375%, 04/01/20(A)	395	415
Jefferies LoanCore
6.875%, 06/01/20(A)	450	454
Nationstar Mortgage
6.500%, 07/01/21	400	401
Oxford Finance
7.250%, 01/15/18(A)	150	158

Total Financial Services		5,274

Food, Beverage & Tobacco [2.8%]
B&G Foods
4.625%, 06/01/21	600	601

Description	Face Amount (000)	Value (000)

Darling International
5.375%, 01/15/22(A)	$300	$311
JBS USA
5.875%, 07/15/24(A)	600	599
Le-Nature's
9.000%, 06/15/13(A) (D) (F)	150	—
Vector Group
7.750%, 02/15/21	1,750	1,864

Total Food, Beverage & Tobacco		3,375

Food-Wholesale/Distrib [1.0%]
KeHE Distributors
7.625%, 08/15/21(A)	1,100	1,199

Gas-Distribution [2.3%]
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	1,200	1,266
NGL Energy Partners
6.875%, 10/15/21(A)	1,100	1,171
5.125%, 07/15/19(A)	250	251

Total Gas-Distribution		2,688

Gold Mining [0.6%]
Eldorado
6.125%, 12/15/20(A)	750	757

Hazardous Waste Disposal [0.3%]
Clean Harbors
5.125%, 06/01/21	300	306

Industrial [0.9%]
Unifrax I
7.500%, 02/15/19(A)	1,025	1,071

Insurance [2.3%]
American Equity Investment Life Holding
6.625%, 07/15/21	1,100	1,196
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	425	456
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,129

Total Insurance		2,781

Internet Infrastr Equip [0.7%]
CyrusOne
6.375%, 11/15/22	725	781

Machinery [1.2%]
CNH Industrial Capital
3.375%, 07/15/19(A)	900	893
Tempel Steel
12.000%, 08/15/16(A)	500	495

Total Machinery		1,388

Medical Products & Services [0.2%]
HCA
5.000%, 03/15/24	250	254

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Metal-Copper [0.9%]
KGHM International
7.750%, 06/15/19(A)	$1,000	$1,074

Metals & Mining [1.1%]
Kaiser Aluminum
8.250%, 06/01/20	500	562
Mirabela Nickel
9.500%, 05/20/19	266	266
8.750%, 04/15/18(A) (D) (F)	1,020	235
3.500%, 07/05/14(A)	208	208

Total Metals & Mining		1,271

Miscellaneous Business Services [1.8%]
ADT
6.250%, 10/15/21	400	424
4.125%, 04/15/19	400	402
MCBC Holdings
6.817%, 04/15/14(A) (D) (F)	50	5
Sitel
11.000%, 08/01/17(A)	1,275	1,358

Total Miscellaneous Business Services		2,189

Miscellaneous Manufacturing [0.1%]
AGY Holding
11.000%, 11/15/14 (F)	100	99

Motion Pictures and Services [0.7%]
DreamWorks Animation SKG
6.875%, 08/15/20(A)	750	808

Multi-line Insurance [0.6%]
Voya Financial
5.650%, 05/15/14(B)	750	763

Oil-Field Services [1.1%]
FTS International
6.250%, 05/01/22(A)	450	460
Hiland Partners
7.250%, 10/01/20(A)	725	790

Total Oil-Field Services		1,250

Oil-US Royalty Trusts [0.2%]
IronGate Energy Services
11.000%, 07/01/18(A)	225	233

Paper & Related Products [1.8%]
Cascades
5.500%, 07/15/22(A)	250	249
Opal Acquisition
8.875%, 12/15/21(A)	1,800	1,895

Total Paper & Related Products		2,144

Petrochemicals [1.8%]
TPC Group
8.750%, 12/15/20(A)	2,000	2,215

Petroleum & Fuel Products [21.5%]
Access Midstream Partners
6.125%, 07/15/22	100	110

Description	Face Amount (000)	Value (000)

Antero Resources
5.125%, 12/01/22(A)	$250	$257
Atlas Energy Holdings Operating
9.250%, 08/15/21	1,000	1,080
7.750%, 01/15/21(A)	300	310
7.750%, 01/15/21	550	569
Atlas Pipeline Partners
5.875%, 08/01/23	876	891
4.750%, 11/15/21	400	392
Bill Barrett
7.625%, 10/01/19	1,600	1,724
BreitBurn Energy Partners
7.875%, 04/15/22	2,300	2,490
Carrizo Oil & Gas
7.500%, 09/15/20	300	329
Crestwood Midstream Partners
6.125%, 03/01/22(A)	950	1,000
Denbury Resources
5.500%, 05/01/22	700	716
Eagle Rock Energy Partners
8.375%, 06/01/19	675	729
Endeavor Energy Resources
7.000%, 08/15/21(A)	2,100	2,242
Gibson Energy
6.750%, 07/15/21(A)	1,575	1,705
Jones Energy Holdings
6.750%, 04/01/22(A)	500	528
Legacy Reserves
8.000%, 12/01/20	760	817
6.625%, 12/01/21	600	609
6.625%, 12/01/21(A)	150	152
Memorial Production Partners
7.625%, 05/01/21	95	99
Midstates Petroleum
9.250%, 06/01/21	400	439
Milagro Oil & Gas
10.500%, 05/15/16(D) (F)	400	312
Pacific Drilling
5.375%, 06/01/20(A)	750	735
Precision Drilling
6.625%, 11/15/20	575	615
5.250%, 11/15/24(A)	400	402
QEP Resources
5.250%, 05/01/23	500	511
Rosetta Resources
5.875%, 06/01/22	500	523
Sabine Pass Liquefaction
5.750%, 05/15/24(A)	1,000	1,043
5.625%, 04/15/23(A)	200	209
SandRidge Energy
8.125%, 10/15/22	1,000	1,101
7.500%, 03/15/21	650	704
Summit Midstream Holdings
7.500%, 07/01/21	550	600
Ultra Petroleum
5.750%, 12/15/18(A)	700	735

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Unit
6.625%, 05/15/21	$1,000	$1,068

Total Petroleum & Fuel Products		25,746

Printing & Publishing [0.5%]
Expo Event Transco
9.000%, 06/15/21(A)	55	57
Nielsen Finance
5.000%, 04/15/22(A)	650	655

Total Printing & Publishing		712

Property/Casualty Ins [0.7%]
Lancashire Holdings
5.700%, 10/01/22(A)	480	534
QBE Capital Funding III
7.250%, 05/24/41(A) (B)	250	269

Total Property/Casualty Ins		803

Radio [0.9%]
Sirius XM Radio
6.000%, 07/15/24(A)	1,000	1,040

Real Estate [0.3%]
Kennedy-Wilson
5.875%, 04/01/24	300	305

Resorts/Theme Parks [0.5%]
Cedar Fair
5.375%, 06/01/24(A)	600	607

Retail [6.9%]
AmeriGas Finance
7.000%, 05/20/22	1,510	1,672
Brunswick
4.625%, 05/15/21(A)	550	549
Checkers Drive-In Restaurants
11.000%, 12/01/17(A)	650	726
CST Brands
5.000%, 05/01/23	400	400
GRD Holdings III
10.750%, 06/01/19(A)	2,170	2,430
Guitar Center
6.500%, 04/15/19(A)	1,200	1,188
Men's Wearhouse
7.000%, 07/01/22(A)	100	103
PF Chang's China Bistro
10.250%, 06/30/20(A)	285	291
Sally Holdings
5.500%, 11/01/23	400	412
Suburban Propane Partners
5.500%, 06/01/24	450	456

Total Retail		8,227

Security Brokers & Dealers [1.8%]
Bank of America
5.200%, 06/01/14(B)	1,000	957
Citigroup
6.300%, 12/29/49(B)	400	408

Description	Face Amount (000)	Value (000)

Royal Bank of Scotland Group
1.174%, 06/30/14(B)	$800	$804

Total Security Brokers & Dealers		2,169

Semi-Conductors [0.1%]
Advanced Micro Devices
7.000%, 07/01/24(A)	85	87

Telecommunication Equip [1.8%]
Alcatel-Lucent USA
8.875%, 01/01/20(A)	500	566
6.750%, 11/15/20(A)	300	319
Avaya
7.000%, 04/01/19(A)	850	850
CommScope
5.500%, 06/15/24(A)	400	407

Total Telecommunication Equip		2,142

Telephones & Telecommunications [1.9%]
Inmarsat Finance
4.875%, 05/15/22(A)	300	303
Level 3 Financing
6.125%, 01/15/21(A)	400	428
SBA Telecommunications
5.750%, 07/15/20	300	318
UPCB Finance V
7.250%, 11/15/21(A)	500	550
Virgin Media Finance
6.375%, 04/15/23(A)	700	760

Total Telephones & Telecommunications		2,359

Textile-Home Furnishings [0.2%]
Empire Today
11.375%, 02/01/17(A)	180	185

Transportation Services [4.2%]
Harbinger Group
7.875%, 07/15/19	404	442
7.750%, 01/15/22	1,633	1,672
Marquette Transportation
10.875%, 01/15/17	1,110	1,176
Pegasus Solutions
10.500%, 04/15/15(A) (F)	100	93
Travelport
13.875%, 03/01/16(A) (C)	177	182
11.875%, 09/01/16	90	92
8.852%, 06/03/14(A) (B)	1,325	1,334

Total Transportation Services		4,991

Total Corporate Bonds
(Cost $102,547)		105,715

Loan Participations [8.5%]
Acosta, First Lien Term Loan 4.250%, 03/02/18	106	107
Acosta, Term Loan 4.250%, 03/02/18	392	394

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

AlliedBarton, Delayed Term Loan 4.250%,02/12/21 (I)	$194	$—
AlliedBarton, First Lien Term Loan 4.250%, 02/12/21	545	542
American Energy Partners, Term Loan 0.000%, 06/10/15 (F) (I)	1,100	—
American Tire Distributors, First Lien Term Loan 5.750%, 06/01/18	624	627
American Tire Distributors, Term Loan 0.000%, 06/01/18 (I)	76	—
Amsurg, Bridge Term Loan 0.000%, 05/29/15 (F) (I)	450	—
Asurion, Incremental Tranche B-1 5.000%, 05/24/19	499	502
Atkore International, First Lien Term Loan 4.500%, 04/09/21	650	650
Avaya, Term B3 Extended 4.727%, 10/26/17	500	489
CEVA Group, First Lien Term Loan 6.500%, 03/19/21	200	196
Entergis, First Lien Term Loan 3.500%, 04/30/21	100	99
Evergreen Skills, First Lien Term Loan 4.500%, 04/28/21	629	629
Evergreen Skillsoft, Term Loan 4.500%, 04/28/21	271	270
Flexera Software, Term Loan 4.500%, 04/02/20	500	499
Frac Tech International, Term Loan B - 2014 5.750%, 04/16/21	189	191
Global Aviation, Term Loan(D) (F) 10.000%, 07/13/17	22	—
3.000%, 02/13/18	223	—
Go Daddy Operating, Term Loan 4.750%, 05/13/21	500	497
Hillman, Bridge Loan 0.000%, 05/27/15 (F) (I)	200	—
Hoffmaster Group, Term Loan 5.250%, 05/09/20	300	300
Interline Brands, Commitment Term Loan 4.000%, 03/17/21	57	57
Interline Brands, Term Loan 4.000%, 03/17/21	342	341
Intertrust Group, Second Lien Term Loan 8.000%, 04/15/22 (J)	200	201

Description	Face Amount (000)/ Shares	Value (000)

Neiman Marcus Group, First Lien Term Loan 4.250%, 10/25/20	$349	$348
Pelican Products, Term Loan 9.250%, 04/09/21	250	252
Post Food, Bridge Loan
0.000%, 04/17/22 (I)	300	—
Rexam, First Lien Term Loan 4.250%., 05/03/21	1,000	1,001
Tectum Holdings, Term Loan 5.250%, 09/12/18 (F)	1,250	1,247
Travelport, Second Lien Term Loan 9.500%, 01/31/16	300	308
Wall Street Systems, First Lien Term Loan 4.500%, 04/30/21	400	400

Total Loan Participations
(Cost $10,298)		10,147

Preferred Stock [0.9%]
Insurance [0.8%]
Aspen Insurance Holdings (B)	40,000	996

Miscellaneous Manufacturing [0.1%]
CEVA Group *	49	55

Total Preferred Stock
(Cost $1,044)		1,051

Asset-Backed Security [0.4%]
Airlines [0.4%]
United Airlines 2013-1 Class B Pass Through Trust
5.375%, 08/15/21	400	416

Total Asset-Backed Security
(Cost $400)		416

Common Stock [0.3%]
Miscellaneous Manufacturing [0.0%]
CEVA Group *	22	25

Printing & Publishing [0.3%]
Houghton Mifflin Harcourt *	16,866	323

Total Common Stock
(Cost $379)		348

Mortgage-Backed Security [0.3%]
SRERS Funding, Ser 2011-RS, Cl A1B1
0.425%, 04/09/14(A) (B)	355	334

Total Mortgage-Backed Security
(Cost $312)		334

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Number of Warrants/ Shares	Value (000)
Warrants* [0.0%]
Alion Science and Technology, Expires 03/15/17,
Expires 03/15/17 (F)	380	$—
CUI Acquisition,
Expires 09/20/20 (F) (G) (H)	2,756	28
Global Aviation (F)	35,583	—

Total Warrants
(Cost $250)		28

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust * (F) (G)	8,500	—

Total Special Stock
(Cost $9)		—

Short-Term Investments [2.1%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%**‡	1,279,539	1,280

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	1,279,539	1,280

Total Short-Term Investments
(Cost $2,559)		2,560

Total Investments [100.9%]
(Cost $117,798) †		$120,599

Percentages are based on Net Assets of $119,524 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $117,798 (000), and the unrealized appreciation and depreciation were $4,614 (000) and $1,813 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2014.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2014, the value of these securities amounted to $61,181 (000), representing 51.2% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2014.
(C)	Payment in Kind
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Step Bond — The rate reported is the rate in effect on June 30, 2014. The coupon on a step bond changes on a specific date.
(F)	Security is considered illiquid. The total market value of such securities as of June 30, 2014 was $2,060 (000) and represented 1.7% of the net assets of the Fund.
(G)
Security is fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2014 was $28 (000) and represented 0.0% of net assets of the Fund.

(H)	This warrant is a result of the restructuring of Cleveland Unlimited, has an exercise price of $0.0001 per share of common stock and does not have an expiration date.
(I)	Unfunded bank loan.
(J)	Unsettled bank loan.

Cl — Class
Ser — Series

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$105,241	$474	$105,715
Loan Participations	—	10,147	—	10,147
Preferred Stock	—	1,051	—	1,051
Asset-Backed Security	—	416	—	416
Common Stock	—	348	—	348
Mortgage-Backed Security	—	334	—	334
Warrants	—	—	28	28
Special Stock	—	—	—	—
Short-Term Investments	2,560	—	—	2,560
Total Investments in Securities	$2,560	$117,537	$502	$120,599

(1) Of the $502 (000) in Level 3 securities as of June 30, 2014, $28 (000) or 0.00% are not valued via third party pricing vendors and broker quotes.  If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party vendors or broker quotes.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale High Yield Bond Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2014:

	Investments in Corporate Bonds	Investments in Mortgage-Backed Securities	Investments in Preferred Stock
Beginning balance as of October 1, 2013	$—	$334	$40
Accrued discounts/ premiums	—	1	—
Realized gain/(loss)	—	4	—
Change in unrealized appreciation/(depreciation)	—	20	15
Purchases	474	5	—
Sales/paydaowns	—	(30)	—
Transfers into Level 3		—	—
Transfers out of Level 3	—	(334)	(55)
Ending balance as of June 30, 2014	$474	$—	$—
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$20	$15

	Investments in Common Stock	Investments in Warrants	Total
Beginning balance as of October 1, 2013	$19	$28	$421
Accrued discounts/ premiums	—	—	1
Realized gain/(loss)	—	—	4
Change in unrealized appreciation/(depreciation)	6	—	41
Purchases	—	—	479
Sales/paydaowns	—	—	(30)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(25)	—	(414)
Ending balance as of June 30, 2014	$—	$28	$502
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$6	$—	$41

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended June 30, 2014, there have been transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Portfolio
Description	Face Amount (000)	Value (000)

Corporate Bonds [65.0%]
Consumer Discretionary [2.1%]
AutoZone
3.700%, 04/15/22	$250	$257
Best Buy
3.750%, 03/15/16	300	309
CBS
3.375%, 03/01/22	175	175
Comcast
3.125%, 07/15/22	200	203
Expedia
5.950%, 08/15/20	250	283
Gap
5.950%, 04/12/21	495	573
Scripps Networks Interactive
2.700%, 12/15/16	1,000	1,041
Time Warner Cable
4.125%, 02/15/21	165	178
Toys R Us
7.375%, 10/15/18	500	375
Toys R Us Property II
8.500%, 12/01/17	21	22
Tupperware Brands
4.750%, 06/01/21	500	540
Viacom
6.250%, 04/30/16	125	137
WPP Finance UK
8.000%, 09/15/14	749	760
Yum! Brands
6.250%, 03/15/18	30	34

Total Consumer Discretionary		4,887

Consumer Staples [2.0%]
Avon Products
6.500%, 03/01/19	250	280
Bunge Finance
8.500%, 06/15/19	105	132
5.900%, 04/01/17	100	111
5.100%, 07/15/15	500	521
Campbell Soup
8.875%, 05/01/21	350	469
ConAgra Foods
4.950%, 08/15/20	410	454
1.900%, 01/25/18	200	201
CVS Caremark
2.750%, 12/01/22	500	483
Lorillard Tobacco
8.125%, 06/23/19	500	623
PepsiAmericas
4.875%, 01/15/15	250	256
PepsiCo
3.125%, 11/01/20	260	271
Reynolds American
6.750%, 06/15/17	100	115
WM Wrigley Jr
4.650%, 07/15/15	750	781

Total Consumer Staples		4,697

Description	Face Amount (000)	Value (000)

Energy [5.7%]
Boardwalk Pipelines
5.875%, 11/15/16	$146	$160
5.750%, 09/15/19	175	193
5.500%, 02/01/17	221	241
5.200%, 06/01/18	84	90
BP Capital Markets
3.200%, 03/11/16	100	104
3.125%, 10/01/15	145	150
Buckeye Partners
6.050%, 01/15/18	155	175
ConocoPhillips
5.750%, 02/01/19	290	338
DCP Midstream
9.750%, 03/15/19(A)	114	147
DCP Midstream Operating
3.250%, 10/01/15	120	123
Ecopetrol
7.625%, 07/23/19	250	305
Enbridge Energy Partners
5.875%, 12/15/16	191	211
5.350%, 12/15/14	20	20
Energy Transfer Partners
9.700%, 03/15/19	330	433
9.000%, 04/15/19	189	242
6.125%, 02/15/17	426	475
3.600%, 02/01/23	200	198
Enterprise Products Operating
6.500%, 01/31/19	140	166
3.700%, 06/01/15	125	129
EOG Resources
5.625%, 06/01/19	290	337
FMC Technologies
3.450%, 10/01/22	200	198
Husky Energy
3.950%, 04/15/22	150	159
Kinder Morgan Energy Partners
5.950%, 02/15/18	75	86
5.625%, 02/15/15	284	293
5.300%, 09/15/20	125	140
Marathon Oil
6.000%, 10/01/17	150	171
National Oilwell Varco
6.125%, 08/15/15	100	100
ONEOK Partners
2.000%, 10/01/17	155	157
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	460
Petrobras International Finance
5.875%, 03/01/18	160	174
5.750%, 01/20/20	250	267
3.875%, 01/27/16	100	103
2.875%, 02/06/15	500	505
Petrofac
3.400%, 10/10/18(A)	125	130
Plains All American Pipeline
5.875%, 08/15/16	205	222
Plains Exploration & Production
6.125%, 06/15/19	2,000	2,210

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Portfolio

Description	Face Amount (000)	Value (000)

PPL Energy Supply
6.200%, 05/15/16	$105	$113
Puget Energy
6.000%, 09/01/21	500	589
Rowan
4.875%, 06/01/22	200	214
Sabine Pass LNG
7.500%, 11/30/16	100	111
Spectra Energy Capital
6.750%, 07/15/18	745	855
6.200%, 04/15/18	135	155
Total Capital International
1.500%, 02/17/17	100	102
Transocean
7.375%, 04/15/18	494	571
6.000%, 03/15/18	500	565
Williams Partners
3.350%, 08/15/22	200	198

Total Energy		13,085

Financials [23.4%]
ACE INA Holdings
5.800%, 03/15/18	300	343
Alleghany
5.625%, 09/15/20	270	307
American Express
0.818%, 08/22/14(B)	3,000	3,022
American Express Credit, MTN
2.800%, 09/19/16	175	182
American International Group
6.400%, 12/15/20	125	151
Aon
3.500%, 09/30/15	200	207
Associates Corp of North America
6.950%, 11/01/18	150	179
Axis Specialty Finance
5.875%, 06/01/20	250	287
Bank of America
10.200%, 07/15/15	350	383
5.700%, 05/02/17	950	1,054
5.420%, 03/15/17	42	46
Bank of America, MTN
5.650%, 05/01/18	145	164
Bank of Montreal, MTN
1.450%, 04/09/18	340	337
Bank of New York Mellon, MTN
3.100%, 01/15/15	175	178
Barclays Bank
5.125%, 01/08/20	100	113
BB&T, MTN
1.600%, 08/15/17	355	358
Bear Stearns
7.250%, 02/01/18	275	327
5.550%, 01/22/17	468	516
Berkshire Hathaway
3.000%, 02/11/23	250	250
1.550%, 02/09/18	300	301

Description	Face Amount (000)	Value (000)

Berkshire Hathaway Finance
1.600%, 05/15/17	$440	$447
BlackRock
3.500%, 12/10/14	170	173
Capital One Financial
1.500%, 03/22/18	475	471
Citigroup
6.125%, 05/15/18	140	161
5.000%, 09/15/14	503	507
4.500%, 01/14/22	2,000	2,174
CNA Financial
6.950%, 01/15/18	1,076	1,243
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	169
Countrywide Financial, MTN
6.000%, 08/26/20(C)	313	312
Credit Suisse NY, MTN
5.300%, 08/13/19	150	172
Dresdner Bank NY
7.250%, 09/15/15	1,150	1,220
ERAC USA Finance
3.300%, 10/15/22(A)	250	247
Ford Motor Credit
4.250%, 02/03/17	2,000	2,148
1.700%, 05/09/16	1,000	1,013
Goldman Sachs Group
6.250%, 09/01/17	550	627
6.150%, 04/01/18	150	172
5.625%, 01/15/17	700	770
5.350%, 01/15/16	250	267
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	583
HSBC Finance
6.676%, 01/15/21	83	99
ING Bank
3.750%, 03/07/17(A)	200	213
Janus Capital Group
6.700%, 06/15/17	600	679
Jefferies Group
8.500%, 07/15/19	1,000	1,250
5.500%, 03/15/16	1,000	1,067
JPMorgan Chase
4.250%, 10/15/20	150	163
3.375%, 05/01/23	2,500	2,454
JPMorgan Chase, MTN
5.300%, 05/15/18	150	149
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(D)	400	79
Marsh & McLennan, MTN
2.550%, 10/15/18	100	102
MetLife
6.817%, 08/15/18	3,500	4,184
5.000%, 06/15/15	175	183
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	132
Moody's
5.500%, 09/01/20	800	910

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Portfolio

Description	Face Amount (000)	Value (000)

Morgan Stanley, MTN
5.625%, 09/23/19	$2,000	$2,300
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,386
National Bank of Canada, MTN
1.450%, 11/07/17	750	748
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	168
6.550%, 11/01/18	300	356
Navient, MTN
5.050%, 11/14/14	500	507
5.000%, 06/15/18	802	802
Penske Truck Leasing
3.750%, 05/11/17(A)	3,000	3,188
Principal Financial Group
8.875%, 05/15/19	130	168
3.300%, 09/15/22	200	199
Protective Life
6.400%, 01/15/18	250	283
Prudential Financial, MTN
6.200%, 01/15/15	160	165
5.375%, 06/21/20	145	166
Royal Bank of Canada, MTN
0.695%, 09/11/14(B)	125	126
Silicon Valley Bank
6.050%, 06/01/17	355	391
Simon Property Group
6.100%, 05/01/16	600	651
SunTrust Banks
6.000%, 09/11/17	254	288
Svenska Handelsbanken, MTN
5.125%, 03/30/20(A)	5,800	6,627
TD Ameritrade Holding
5.600%, 12/01/19	290	338
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	103
UBS, MTN
7.375%, 06/15/17	388	443
US Bancorp, MTN
1.650%, 05/15/17	345	350
Volkswagen International Finance
2.375%, 03/22/17(A)	125	129
Wells Fargo Bank
5.750%, 05/16/16	100	109
Westpac Banking, MTN
1.600%, 01/12/18	250	250
Wilmington Trust
8.500%, 04/02/18	315	384

Total Financials		53,870

Healthcare [0.6%]
Actavis
3.250%, 10/01/22	500	491
Boston Scientific
6.400%, 06/15/16	145	160
Express Scripts Holding
3.500%, 11/15/16	150	159

Description	Face Amount (000)	Value (000)

UnitedHealth Group
4.700%, 02/15/21	$200	$223
1.625%, 03/15/19	250	246

Total Healthcare		1,279

Industrials [5.1%]
Canadian National Railway
2.250%, 11/15/22	650	614
Carlisle
3.750%, 11/15/22	250	249
CNH America
7.250%, 01/15/16	388	417
Eaton
8.875%, 06/15/19	125	155
Embraer Overseas
5.696%, 09/16/23	520	562
GATX
6.000%, 02/15/18	170	192
General Electric Capital
5.300%, 02/11/21	3,500	3,980
General Electric Capital, MTN
6.000%, 08/07/19	410	486
5.625%, 09/15/17	300	340
4.375%, 09/16/20	150	165
IDEX
4.200%, 12/15/21	250	259
Johnson Controls
5.500%, 01/15/16	100	107
Joy Global
6.000%, 11/15/16	500	554
Lennox International
4.900%, 05/15/17	250	264
NuStar Logistics
8.150%, 04/15/18	250	287
4.800%, 09/01/20	200	203
Owens Corning
6.500%, 12/01/16	620	692
Penske Truck Leasing (A)
4.875%, 07/11/22	200	219
4.250%, 01/17/23	300	311
3.375%, 03/15/18	250	262
2.500%, 03/15/16	500	514
Republic Services
3.550%, 06/01/22	250	258
Roper Industries
3.125%, 11/15/22	200	196
1.850%, 11/15/17	250	252
Xylem
3.550%, 09/20/16	200	211

Total Industrials		11,749

Information Technology [3.2%]
Arrow Electronics
6.875%, 06/01/18	400	463
Avnet
6.625%, 09/15/16	128	142
Fidelity National Information Services
7.875%, 07/15/20	140	148

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Portfolio

Description	Face Amount (000)	Value (000)

Fiserv
3.500%, 10/01/22	$250	$252
Hewlett-Packard
4.650%, 12/09/21	150	164
KLA-Tencor
6.900%, 05/01/18	200	235
Lexmark International
5.125%, 03/15/20	2,250	2,397
Nokia
5.375%, 05/15/19	950	1,023
Texas Instruments
1.650%, 08/03/19	295	290
Western Union
5.253%, 04/01/20	2,000	2,206

Total Information Technology		7,320

Materials [7.7%]
Airgas
2.900%, 11/15/22	250	242
Alcoa
6.750%, 07/15/18	700	804
6.150%, 08/15/20	200	226
5.720%, 02/23/19	385	428
AngloGold Ashanti Holdings
5.375%, 04/15/20	1,317	1,337
ArcelorMittal
10.350%, 06/01/19	200	256
9.500%, 02/15/15	400	419
6.125%, 06/01/18	800	878
Avery Dennison
5.375%, 04/15/20	405	428
Cabot
5.000%, 10/01/16	300	324
Glencore Canada
6.000%, 10/15/15	1,192	1,266
5.500%, 06/15/17	1,010	1,112
Glencore Funding
4.125%, 05/30/23(A)	150	151
1.700%, 05/27/16(A)	1,500	1,514
1.586%, 07/15/14	2,000	2,010
International Paper
7.950%, 06/15/18	130	159
Kinross
5.125%, 09/01/21	303	314
Rio Tinto Finance USA
6.500%, 07/15/18	100	118
3.500%, 03/22/22	4,000	4,104
RPM International
6.125%, 10/15/19	150	173
3.450%, 11/15/22	250	243
Southern Copper
6.375%, 07/27/15	380	400
Vale Canada
5.700%, 10/15/15	100	106
Vale Overseas
5.625%, 09/15/19	505	568
Worthington Industries
6.500%, 04/15/20	250	285

Total Materials		17,865

Description	Face Amount (000)	Value (000)

REITs [6.5%]
American Tower
3.400%, 02/15/19	$2,100	$2,197
BioMed Realty
3.850%, 04/15/16	500	523
Boston Properties
5.875%, 10/15/19	140	163
CommonWealth REIT
6.650%, 01/15/18	300	327
5.875%, 09/15/20	105	114
DDR
4.625%, 07/15/22	250	267
Equity One
3.750%, 11/15/22	250	248
HCP
6.000%, 03/01/15	215	223
6.000%, 01/30/17	350	392
2.625%, 02/01/20	175	175
HCP, MTN
6.300%, 09/15/16	462	514
Health Care REIT
5.875%, 05/15/15	268	280
4.950%, 01/15/21	155	172
Healthcare Realty Trust
6.500%, 01/17/17	250	281
Highwoods Realty
3.625%, 01/15/23	200	198
Liberty Property, MTN
7.500%, 01/15/18	177	207
National Retail Properties
6.875%, 10/15/17	300	349
3.800%, 10/15/22	350	357
Post Apartment Homes
3.375%, 12/01/22	200	195
Prologis
6.875%, 03/15/20	101	121
3.350%, 02/01/21	2,200	2,232
Realty Income
5.950%, 09/15/16	129	142
3.250%, 10/15/22	200	196
Senior Housing Properties Trust
6.750%, 12/15/21	500	584
4.300%, 01/15/16	500	518
Simon Property Group
5.750%, 12/01/15	408	433
2.200%, 02/01/19	2,800	2,827
2.150%, 09/15/17	350	360
Tanger Properties
6.150%, 11/15/15	115	123
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	251

Total REITs		14,969

Shipping & Transportation [0.3%]
Federal Express 1998 Pass-Through Trust
7.020%, 01/15/16	382	399

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Portfolio

Description	Face Amount (000)	Value (000)

Union Pacific
4.875%, 01/15/15	$400	$410

Total Shipping & Transportation		809

Telecommunication Services [4.4%]
America Movil
5.750%, 01/15/15	186	191
1.230%, 09/12/14(B)	3,000	3,036
AT&T
5.600%, 05/15/18	310	353
CenturyLink
6.450%, 06/15/21	355	385
5.800%, 03/15/22	250	260
COX Communications
7.250%, 11/15/15	231	251
COX Communications, MTN
6.850%, 01/15/18	224	255
Deutsche Telekom International Finance BV
6.000%, 07/08/19	50	59
Qwest
6.500%, 06/01/17	100	114
Telefonica Emisiones SAU
6.421%, 06/20/16	275	303
6.221%, 07/03/17	286	324
5.462%, 02/16/21	115	130
5.134%, 04/27/20	300	335
4.949%, 01/15/15	764	781
3.992%, 02/16/16	500	523
3.729%, 04/27/15	400	410
Verizon Communications
8.750%, 11/01/18	2,000	2,539

Total Telecommunication Services		10,249

Utilities [4.0%]
AmeriGas Partners
6.500%, 05/20/21	477	512
Arizona Public Service
6.250%, 08/01/16	44	49
British Transco Finance
6.625%, 06/01/18	128	149
Cleveland Electric Illuminating
7.880%, 11/01/17	10	12
5.700%, 04/01/17	6	7
Commonwealth Edison
4.700%, 04/15/15	250	259
Duke Energy Progress
5.150%, 04/01/15	80	83
Entergy Mississippi
6.640%, 07/01/19	540	622
Entergy Texas
7.125%, 02/01/19	190	230
Exelon Generation
6.200%, 10/01/17	2,125	2,421
5.200%, 10/01/19	150	169
4.250%, 06/15/22	100	104
Jersey Central Power & Light
5.625%, 05/01/16	265	286
KeySpan
8.000%, 11/15/30	50	69

Description	Face Amount (000)	Value (000)

Korea Electric Power
6.750%, 08/01/27	$75	$91
National Fuel Gas
4.900%, 12/01/21	500	545
National Grid
6.300%, 08/01/16	270	299
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	184
Nisource Finance
5.400%, 07/15/14	266	267
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	499
ONEOK
4.250%, 02/01/22	294	294
Pennsylvania Electric
6.625%, 04/01/19	15	17
PPL Energy Supply
5.700%, 10/15/15	75	79
Puget Energy
5.625%, 07/15/22	250	290
Puget Sound Energy, MTN
6.740%, 06/15/18	57	66
Southwestern Electric Power
5.875%, 03/01/18	581	661
3.550%, 02/15/22	500	513
Southwestern Public Service
8.750%, 12/01/18	250	319
Trans-Allegheny Interstate Line
4.000%, 01/15/15(A)	100	102
Xcel Energy
5.613%, 04/01/17	10	11

Total Utilities		9,209

Total Corporate Bonds
(Cost $144,748)		149,988

U.S. Government Agency Obligations [9.2%]
FHLB
3.100%, 07/09/26	538	514
0.875%, 05/24/17	2,000	2,000
FHLMC
1.750%, 05/30/19	3,000	3,011
1.000%, 09/29/17	660	659
FNMA
5.000%, 03/15/16	5,700	6,145
2.375%, 07/28/15	820	839
1.875%, 09/18/18	150	153
1.625%, 11/27/18	6,000	6,032
1.375%, 11/15/16	460	467
1.125%, 04/27/17	470	472
0.875%, 05/21/18	350	344
0.625%, 10/30/14	570	571

Total U.S. Government Agency Obligations
(Cost $21,150)		21,207

Commercial Paper [5.2%]
Chevron (A)
0.060%, 07/10/14	6,000	6,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Portfolio

Description	Face Amount (000)	Value (000)

Tennessee Valley Authority
0.045%, 07/03/14	$6,000	$6,000

Total Commercial Paper
(Cost $12,000)		12,000

Municipal Bonds [3.5%]
California [1.8%]
California State, Department of Water Resources, Ser L, RB
Callable 05/01/20 @ 100
5.000%, 05/01/21	3,460	4,108

Florida [1.7%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	3,870	3,877

Total Municipal Bonds
(Cost $7,927)		7,985

Commercial Mortgage-Backed Obligations [3.4%]
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR9, Cl A4A
4.871%, 09/11/42	170	176
Carmax Auto Owner Trust, Ser 2014-2, Cl A3
0.980%, 01/15/19	5,350	5,360
CD 2005-CD1 Commercial Mortgage Trust, Ser CD1, Cl A4
5.228%, 07/01/14(B)	192	200
Commercial Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/44(B)	265	274
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 07/01/14	125	126
Credit Suisse First Boston Mortgage Securities, Ser C5, Cl A4
5.100%, 08/15/38(B)	270	278
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	269
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl A4
4.895%, 09/12/37	275	283
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
1.967%, 07/01/14	150	148
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	271
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	234

Description	Face Amount (000)/ Shares	Value (000)

NCUA Guaranteed Notes Trust, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	$37	$37
Wachovia Bank Commercial Mortgage Trust Series, Ser C22, Cl A4
5.457%, 07/01/14(B)	250	262

Total Commercial Mortgage-Backed Obligations
(Cost $7,944)		7,918

Preferred Stock [3.3%]
Financials [1.1%]
BB&T	10,000	237
Citigroup	10,000	244
Goldman Sachs Group	25,000	614
HSBC Holdings	30,000	812
JPMorgan Chase	20,000	458
Prudential Financial	10,000	249

Total Financials		2,614

Industrials [0.3%]
Pitney Bowes	10,000	260
Stanley Black & Decker	20,000	487

Total Industrials		747

REITs [1.4%]
Digital Realty Trust	10,000	245
Kimco Realty	10,000	229
National Retail Properties	20,000	505
Realty Income	20,000	523
Senior Housing Properties Trust	52,500	1,208
Vornado Realty Trust	20,000	470

Total REITs		3,180

Telecommunication Services [0.3%]
Telephone & Data Systems	30,000	679

Utilities [0.2%]
SCE Trust I	20,000	474

Total Preferred Stock
(Cost $7,904)		7,694

U.S. Government Mortgage-Backed Obligations [3.0%]
FHLMC, Pool 1B2677
2.525%, 07/01/14(B)	8	8
FHLMC, Pool 1B2683
2.522%, 07/01/14(B)	5	6
FHLMC, Pool 1B2692
2.375%, 07/01/14(B)	12	13
FHLMC, Pool A93505
4.500%, 08/01/40	55	60
FHLMC, Pool A93996
4.500%, 09/01/40	80	87
FHLMC, Pool C03490
4.500%, 08/01/40	416	450
FHLMC, Pool C09015
3.000%, 10/01/42	247	244

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Portfolio

Description	Face Amount (000)	Value (000)

FHLMC, Pool C20300
6.500%, 01/01/29	$4	$5
FHLMC, Pool E01280
5.000%, 12/01/17	5	5
FHLMC, Pool G02940
5.500%, 05/01/37	18	20
FHLMC, Pool G04222
5.500%, 04/01/38	27	30
FHLMC, Pool G04913
5.000%, 03/01/38	98	108
FHLMC, Pool G08003
6.000%, 07/01/34	24	27
FHLMC, Pool G11431
6.000%, 07/01/14	3	3
FHLMC, Pool G11880
5.000%, 12/01/20	18	20
FHLMC, Pool G18124
6.000%, 07/01/14	13	15
FHLMC, Pool J19197
3.000%, 05/01/27	186	193
FHLMC, Pool Q08998
3.500%, 06/01/42	213	219
FHLMC, Pool Q10378
3.000%, 08/01/42	237	234
FHLMC, Ser 2004-2804, Cl VC
5.000%, 07/15/21	103	111
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	170
FHLMC Multifamily Structured Pass Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	400	412
FHLMC Multifamily Structured Pass Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	205
FHLMC Multifamily Structured Pass Through Certificates, Ser K708, Cl A2
2.130%, 01/25/19	300	305
FNMA, Pool 252570
6.500%, 07/01/29	7	8
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	2	2
FNMA, Pool 254545
5.000%, 12/01/17	14	15
FNMA, Pool 254685
5.000%, 04/01/18	13	13
FNMA, Pool 254949
5.000%, 11/01/33	18	20
FNMA, Pool 255814
5.500%, 08/01/35	33	37
FNMA, Pool 303168
9.500%, 02/01/25	3	3
Description	Face Amount (000)	Value (000)

FNMA, Pool 725424
5.500%, 04/01/34	$28	$31
FNMA, Pool 735060
6.000%, 11/01/34	17	20
FNMA, Pool 735228
5.500%, 02/01/35	15	17
FNMA, Pool 735230
5.500%, 02/01/35	37	41
FNMA, Pool 745275
5.000%, 02/01/36	149	166
FNMA, Pool 745418
5.500%, 04/01/36	174	195
FNMA, Pool 827223
1.967%, 07/01/14(B)	72	75
FNMA, Pool 844809
5.000%, 11/01/35	74	82
FNMA, Pool AD0454
5.000%, 11/01/21	41	44
FNMA, Pool AD8522
4.000%, 08/01/40	56	59
FNMA, Pool AE0828
3.500%, 02/01/41	400	412
FNMA, Pool AE0949
4.000%, 02/01/41	408	433
FNMA, Pool AH0621
3.500%, 01/01/41	99	102
FNMA, Pool AJ1407
4.000%, 09/01/41	90	95
FNMA, Pool AJ7689
4.000%, 12/01/41	287	306
FNMA, Pool AK0971
3.000%, 02/01/27	174	181
FNMA, Pool AO2970
3.000%, 05/01/42	224	222
FNMA, Pool AO4137
3.500%, 06/01/42	232	239
FNMA, Pool MA1277
2.500%, 12/01/27	162	165
FNMA REMIC Trust, Ser 2004-W6, Cl 1A6
5.500%, 07/25/34	97	101
GNMA, Pool 780315
9.500%, 12/15/17	3	3
GNMA, Pool G2 4696
4.500%, 05/20/40	198	217
GNMA, Pool G2 4747
5.000%, 07/20/40	75	83
GNMA, Pool G2 4923
4.500%, 01/20/41	107	117
GNMA, Pool G2 MA0155
4.000%, 06/20/42	262	281
GNMA, Pool G2 MA0392
3.500%, 09/20/42	270	282

Total U.S. Government Mortgage-Backed Obligations
(Cost $6,841)		7,018

U.S. Treasury Obligations [3.0%]
U.S. Treasury Bond
6.250%, 08/15/23	550	726

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Portfolio

Description	Face Amount (000)	Value (000)

U.S. Treasury Notes
2.750%, 02/15/19	$845	$892
2.625%, 11/15/20	425	441
2.375%, 07/31/17	1,010	1,054
1.750%, 10/31/18	610	619
1.250%, 04/30/19	2,375	2,339
0.875%, 07/31/19	815	784

Total U.S. Treasury Obligations
(Cost $6,902)		6,855

Asset-Backed Securities [1.4%]
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.401%, 07/15/14(B)	575	576
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	115	122
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589) (E) (F) (G)
9.250%, 06/06/16	915	861
Cityscape Home Equity Loan Trust Series, Ser 1997-C, Cl A4 (D) (E)
7.000%, 07/25/28	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	29	30
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	—	—
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	28	29
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	1,530	1,531
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 07/01/14(B)	7	7
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	33	33

Total Asset-Backed Securities
(Cost $3,247)		3,189

Foreign Government Bonds [0.2%]
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	113
Province of Newfoundland and Labrador Canada
7.320%, 10/13/23	100	132

Description	Face Amount (000)/ Shares	Value (000)

Province of Quebec Canada, MTN
7.380%, 04/09/26(C)	$100	$135

Total Foreign Government Bonds
(Cost $362)		380

Certificate of Deposit [0.1%]
Swiss Bank
7.375%, 07/15/15	175	186

Total Certificate of Deposit
(Cost $179)		186

Residential Mortgage-Backed Securities [0.0%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	32	32
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	9	9
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	16	16
WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	48	50

Total Residential Mortgage-Backed Securities
(Cost $104)		107

Short-Term Investments [1.5%]
City National Rochdale Government Money Market Fund, 0.010%*††	3,342,573	3,343
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	77,742	78

Total Short-Term Investments
(Cost $3,421)		3,421

Total Investments [98.8%]
(Cost $222,729) †		$227,948

Percentages are based on Net Assets of $230,632 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $222,729 (000), and the unrealized appreciation and depreciation were $6,355 (000) and $1,136 (000), respectively.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Intermediate Fixed Income Portfolio

*	The rate reported is the 7-day effective yield as of June 30, 2014.
††	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2014, the value of these securities amounted to $20,055 (000), representing 8.7% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2014.
(C)	Step Bond — The rate reported is the rate in effect on June 30, 2014. The coupon on a step bond changes on a specific date.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Security is considered illiquid. The total market value of such securities as of June 30, 2014 was $861 (000) and represented 0.4% of the net assets of the Fund.
(F)
Security is fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2014 was $861 (000) and represented 0.4% of the net assets of the Fund.

(G)	Security is considered restricted. The total market value of such securities as of March 31, 2014 was $861 (000) and represented 0. 4% of the net assets of the Fund.

Cl — Class
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
NCUA — National Credit Union Administration
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SPE — Special Purpose Entity

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$149,988	$—	$149,988
U.S. Government Agency Obligations	—	21,207	—	21,207
Commercial Paper	—	12,000	—	12,000
Municipal Bonds	—	7,985	—	7,985
Commercial Mortgage-Backed Obligations	—	7,918	—	7,918
Preferred Stock	4,770	2,924	—	7,694
U.S. Government Mortgage-Backed Obligations	—	7,018	—	7,018
U.S. Treasury Obligations	—	6,855	—	6,855
Asset-Backed Securities	—	2,328	861	3,189
Foreign Government Bonds	—	380	—	380
Certificate of Deposit	—	186	—	186
Residential Mortgage-Backed Securities	—	107	—	107
Short-Term Investments	3,421	—	—	3,421
Total Investments in Securities	$8,191	$218,896	$861	$227,948

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2014:

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2013	$1,158
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	18
Purchases	—
Sales/paydowns	(315)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2014	$861
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$18

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2014 (000)	Valuation Techniques
BT SPE	$861	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [49.5%]
Advertising Sales [0.1%]
CBS Outdoor Americas Capital
5.625%, 02/15/24(A)	$275	$284
5.250%, 02/15/22(A)	125	128
Lamar Media
5.875%, 02/01/22	525	562
5.375%, 01/15/24(A)	475	492
5.000%, 05/01/23	450	453

Total Advertising Sales		1,919

Aerospace & Defense [0.4%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	1,425	1,525
BE Aerospace
5.250%, 04/01/22	800	871
Guanay Finance
6.000%, 12/15/20	1,450	1,527
TransDigm
7.500%, 07/15/21	100	111
6.500%, 07/15/24(A)	575	598
6.000%, 07/15/22(A)	950	976

Total Aerospace & Defense		5,608

Agricultural [0.2%]
Avangardco Investments Public
10.000%, 10/29/15	350	332
Mriya Agro Holding
9.450%, 04/19/18	675	533
UKRLANDFARMING
10.875%, 03/26/18	1,550	1,388

Total Agricultural		2,253

Airlines [0.5%]
Avianca Holdings
8.375%, 05/10/20	2,000	2,131
Emirates Airline
4.500%, 02/06/25	3,500	3,430
SriLankan Airlines
5.300%, 06/27/19	1,000	1,006

Total Airlines		6,567

Applications Software [0.1%]
Nuance Communications
5.375%, 08/15/20(A)	900	932

Auto Rent & Lease [0.3%]
Hertz
6.750%, 04/15/19	825	874
6.250%, 10/15/22	1,025	1,085
United Rentals North America
8.375%, 09/15/20	675	741
7.625%, 04/15/22	300	337
6.125%, 06/15/23	575	617
5.750%, 11/15/24	175	182

Total Auto Rent & Lease		3,836

Auto/Trk Prts and Equip-Repl [0.2%]
Allison Transmission
7.125%, 05/15/19(A)	650	696

Description	Face Amount (000)	Value (000)

Exide Technologies
8.625%, 02/01/18(B)	$375	$225
JB Poindexter
9.000%, 04/01/22(A)	550	612
UCI International
8.625%, 02/15/19	1,575	1,496

Total Auto/Trk Prts and Equip-Repl		3,029

Automotive [0.2%]
Automotores Gildemeister
8.250%, 05/24/21	400	271
6.750%, 01/15/23	200	130
Hyva Global BV
8.625%, 03/24/16	600	621
Jaguar Land Rover Automotive
8.125%, 05/15/21(A)	625	703
5.625%, 02/01/23(A)	325	345

Total Automotive		2,070

Autoparts [0.6%]
Affinia Group
7.750%, 05/01/21	1,325	1,394
American Axle & Manufacturing
7.750%, 11/15/19	600	691
6.625%, 10/15/22	300	328
6.250%, 03/15/21	275	296
5.125%, 02/15/19	500	525
International Automotive Components Group
9.125%, 06/01/18(A)	625	664
Lear
4.750%, 01/15/23	1,075	1,070
Schaeffler Finance BV
4.750%, 05/15/21(A)	625	644
Schaeffler Finance BV, MTN
4.250%, 05/15/21(A)	375	375
Schaeffler Holding Finance BV
6.875%, 08/15/18(A)(E)	850	896
Stackpole International Intermediate
7.750%, 10/15/21(A)	1,150	1,202
Tomkins
9.000%, 10/01/18	461	491

Total Autoparts		8,576

Banks [3.7%]
Access Bank, MTN
9.250%, 06/24/21(A) (C)	500	513
Agromercantil Senior Trust
6.250%, 04/10/19	200	209
Alfa Bank Via Alfa Bond Issuance
7.500%, 09/26/19	1,550	1,598
Alliance Bank JSC
22.288%, 03/25/20(I)(J)	7,034	1,125
9.989%, 03/25/20(A)(I)(J)	1,838	294
Banco BMG
8.000%, 04/15/18	1,000	1,060

CITY NATIONAL ROCHDALE FUNDS | 1

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Bank of Georgia JSC, MTN
7.750%, 07/05/17	$2,200	$2,354
CIT Group
5.375%, 05/15/20	225	242
5.250%, 03/15/18	1,050	1,127
5.000%, 08/01/23	1,175	1,203
4.250%, 08/15/17	175	183
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/18	1,050	1,063
Deutsche Bank, MTN
5.312%, 06/21/16(C)	867	1,181
Diamond Bank
8.750%, 05/21/19	9,000	8,888
Eastern and Southern African Trade and Development Bank
6.375%, 12/06/18	4,500	4,742
Finansbank
6.250%, 04/30/19	2,000	2,070
Halyk Savings Bank of Kazakhstan JSC
7.250%, 05/03/17	2,000	2,158
International Bank of Azerbaijan Via Rubrika Finance
7.200%, 10/31/16	500	513
International Bank of Azerbaijan Via Rubrika Finance, MTN
7.750%, 09/26/18	2,000	2,100
Kaspi Bank JSC
9.875%, 10/28/16	3,000	3,120
Kazkommertsbank
8.500%, 05/11/18	1,400	1,393
Kazkommertsbank JSC
6.765%, 07/27/16(C) (D)	4,000	3,695
NDR Finance
8.000%, 06/22/17(C)(I)	721	433
Promsvyazbank Via PSB Finance
8.500%, 04/25/17	500	526
Promsvyazbank Via PSB Finance, MTN
10.200%, 11/06/19	900	931
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	2,124	2,007
Russian Standard Bank Via Russian Standard Finance
9.250%, 07/11/17	1,025	1,051
Russian Standard Bank Via Russian Standard Finance, MTN
10.750%, 04/10/18	800	784
Zenith Bank, MTN
6.250%, 04/22/19	4,000	3,980

Total Banks		50,543

Description	Face Amount (000)	Value (000)

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	$950	$898

Broadcasting & Cable [1.6%]
AMC Networks
7.750%, 07/15/21	600	671
4.750%, 12/15/22	325	325
Anixter
5.625%, 05/01/19	600	644
Belden
5.250%, 07/15/24(A)	125	126
CCO Holdings
8.125%, 04/30/20	50	54
7.375%, 06/01/20	300	327
6.625%, 01/31/22	650	699
5.750%, 09/01/23	525	544
5.750%, 01/15/24	250	256
5.250%, 03/15/21	675	692
Cequel Communications Holdings I
6.375%, 09/15/20(A)	850	903
5.125%, 12/15/21(A)	400	398
Clear Channel Communications
9.000%, 03/01/21	1,800	1,926
Clear Channel Worldwide Holdings
7.625%, 03/15/20	600	646
6.500%, 11/15/22	2,000	2,155
Columbus International
7.375%, 03/30/21	1,900	2,047
Crown Media Holdings
10.500%, 07/15/19	1,100	1,239
DISH DBS
5.875%, 07/15/22	2,425	2,631
5.000%, 03/15/23	100	102
Gray Television
7.500%, 10/01/20	1,000	1,078
Numericable Group
6.250%, 05/15/24(A)	475	496
6.000%, 05/15/22(A)	675	702
Polish Television Holding BV
11.000%, 01/15/21(E)	1,000	1,662
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	525	543
VTR Finance BV
6.875%, 01/15/24	900	966

Total Broadcasting & Cable		21,832

Building & Construction [1.6%]
Agile Property Holdings
9.875%, 03/20/17	400	430
Allegion US Holding
5.750%, 10/01/21(A)	550	579
Building Materials Corp of America
7.500%, 03/15/20(A)	100	106
6.750%, 05/01/21(A)	575	620

CITY NATIONAL ROCHDALE FUNDS | 2

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Cemex
7.250%, 01/15/21	$600	$661
6.500%, 12/10/19	600	638
5.875%, 03/25/19	600	627
CEMEX Espana
9.875%, 04/30/19	600	688
Cemex Finance
9.375%, 10/12/22	1,450	1,706
CPG Merger Sub
8.000%, 10/01/21(A)	825	868
Dry Mix Solutions Investissements SAS
4.505%, 06/15/21(C)	3,000	4,098
Grupo Cementos de Chihuahua
8.125%, 02/08/20	700	763
Interline Brands
10.000%, 11/15/18(E)	1,350	1,445
Masonite International
8.250%, 04/15/21(A)	925	1,008
MasTec
4.875%, 03/15/23	250	246
Nortek
8.500%, 04/15/21	1,700	1,879
OAS Finance
8.875%, 04/25/18(C)	2,000	1,990
Ply Gem Industries
6.500%, 02/01/22(A)	900	871
Reliance Intermediate Holdings
9.500%, 12/15/19(A)	300	324
Roofing Supply Group
10.000%, 06/01/20(A)	775	825
USG
7.875%, 03/30/20(A)	250	277
5.875%, 11/01/21(A)	650	689
Wise Metals Intermediate Holdings
9.750%, 06/15/19(A)	550	561

Total Building & Construction		21,899

Building & Construction Supplies [0.2%]
Signode Industrial Group Lux
6.375%, 05/01/22(A)	1,575	1,594
West China Cement
7.500%, 01/25/16	1,025	1,056

Total Building & Construction Supplies		2,650

Building-Heavy Construct [0.3%]
Empresas ICA
8.900%, 02/04/21	950	1,005
8.875%, 05/29/24(A)	1,000	1,030
Odebrecht Offshore Drilling Finance
6.750%, 10/01/22	1,928	2,064

Total Building-Heavy Construct		4,099

Business Services [0.1%]
CoreLogic
7.250%, 06/01/21	775	838

Description	Face Amount (000)	Value (000)

Chemicals [0.9%]
Ashland
4.750%, 08/15/22	$950	$955
Axiall
4.875%, 05/15/23(A)	100	99
Celanese US Holdings
4.625%, 11/15/22	375	377
Eagle Spinco
4.625%, 02/15/21(A)	175	174
Fufeng Group
7.625%, 04/13/16	6,000	6,165
Hexion US Finance
8.875%, 02/01/18	1,625	1,690
Huntsman International
8.625%, 03/15/20	150	162
4.875%, 11/15/20	650	673
Novacap International SAS, MTN
5.338%, 05/01/19(C)	1,000	1,383

Total Chemicals		11,678

Coal Mining [0.2%]
Berau Coal Energy
7.250%, 03/13/17	1,400	1,358
Indo Energy Finance BV
7.000%, 05/07/18	400	398
Indo Energy Finance II BV
6.375%, 01/24/23	700	584

Total Coal Mining		2,340

Coatings/Paint [0.1%]
US Coatings Acquisition
7.375%, 05/01/21(A)	1,300	1,417

Commercial Serv-Finance [0.2%]
Igloo Holdings
8.250%, 12/15/17(A) (E)	800	816
Interactive Data
5.875%, 04/15/19(A)	750	757
TransUnion Holding
9.625%, 06/15/18	1,200	1,264
8.125%, 06/15/18	475	496

Total Commercial Serv-Finance		3,333

Commercial Services [0.3%]
BC Luxco 1
7.375%, 01/29/20	3,620	3,729
Iron Mountain
5.750%, 08/15/24	550	566

Total Commercial Services		4,295

Computer Graphics [0.2%]
Epicor Software
8.625%, 05/01/19	1,325	1,426
Southern Graphics
8.375%, 10/15/20(A)	1,375	1,458

Total Computer Graphics		2,884

CITY NATIONAL ROCHDALE FUNDS | 3

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Computer System Design & Services [0.3%]
Compiler Finance Sub
7.000%, 05/01/21(A)	$900	$914
NCR
5.875%, 12/15/21(A)	400	422
5.000%, 07/15/22	800	810
4.625%, 02/15/21	250	252
NCR Escrow
6.375%, 12/15/23(A)	525	570
SunGard Data Systems
7.375%, 11/15/18	25	26
6.625%, 11/01/19	650	684

Total Computer System Design & Services		3,678

Computers-Memory Devices [0.1%]
Seagate HDD Cayman
4.750%, 06/01/23(A)	1,225	1,234
4.750%, 01/01/25(A)	250	248

Total Computers-Memory Devices		1,482

Consumer Products & Services [0.6%]
Prestige Brands
8.125%, 02/01/20	475	530
5.375%, 12/15/21(A)	525	535
Serta Simmons Holdings
8.125%, 10/01/20(A)	1,575	1,709
ServiceMaster
7.450%, 08/15/27	225	240
7.100%, 03/01/18	475	501
7.000%, 08/15/20	2,250	2,393
Spectrum Brands
6.750%, 03/15/20	1,000	1,072
Turkiye Sise ve Cam Fabrikalari
4.250%, 05/09/20	600	579

Total Consumer Products & Services		7,559

Containers & Packaging [1.1%]
Ardagh Packaging Finance
9.125%, 10/15/20(A)	2,200	2,435
6.750%, 01/31/21(A)	200	206
Ball
4.000%, 11/15/23	825	786
Berry Plastics
5.500%, 05/15/22	1,425	1,433
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17(A)	325	333
5.625%, 12/15/16(A)	300	308
BOE Merger
9.500%, 11/01/17(A) (E)	825	869
BWAY Holding
10.000%, 06/15/18	425	448
Crown Americas
4.500%, 01/15/23	1,025	998
Graphic Packaging International
4.750%, 04/15/21	200	204
Greif
7.750%, 08/01/19	725	834

Description	Face Amount (000)	Value (000)

Pactiv
7.950%, 12/15/25	$200	$214
Reynolds Group Issuer
9.875%, 08/15/19	1,950	2,160
8.250%, 02/15/21	1,425	1,550
5.750%, 10/15/20	1,350	1,424
Sealed Air
6.500%, 12/01/20(A)	725	816

Total Containers & Packaging		15,018

Data Processing/Mgmt [0.5%]
Audatex North America
6.125%, 11/01/23(A)	175	187
6.000%, 06/15/21(A)	1,175	1,254
First Data
8.750%, 01/15/22(A) (E)	4,225	4,663

Total Data Processing/Mgmt		6,104

Dental Supplies and Equip [0.4%]
IDH Finance
5.531%, 12/01/18(C)	3,000	5,201

Diagnostic Equipment [0.1%]
Crimson Merger Sub
6.625%, 05/15/22(A)	2,000	1,985

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	875	935
5.125%, 07/15/24	175	176

Total Dialysis Centers		1,111

Distribution/Wholesale [0.3%]
American Builders & Contractors Supply
5.625%, 04/15/21(A)	675	699
DH Services Luxembourg Sarl
7.750%, 12/15/20(A)	1,350	1,448
Global Partners
6.250%, 07/15/22(A)	125	125
VWR Funding
7.250%, 09/15/17	1,875	1,983

Total Distribution/Wholesale		4,255

Diversified Operations [0.0%]
Fosun International
7.500%, 05/12/16	600	621

Drugs [0.2%]
Grifols Worldwide Operations
5.250%, 04/01/22(A)	550	571
Valeant Pharmaceuticals International
5.625%, 12/01/21(A)	425	437
VPII Escrow
7.500%, 07/15/21(A)	1,625	1,800

Total Drugs		2,808

CITY NATIONAL ROCHDALE FUNDS | 4

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

E-Commerce/Services [0.0%]
IAC
4.750%, 12/15/22	$1,250	$1,230

Educational Software [0.1%]
Blackboard
7.750%, 11/15/19(A)	600	627

Electric Utilities [0.3%]
Calpine
6.000%, 01/15/22(A)	150	162
5.875%, 01/15/24(A)	550	579
NRG Energy
8.250%, 09/01/20	575	628
7.875%, 05/15/21	875	970
6.625%, 03/15/23	400	433
6.250%, 05/01/24(A)	500	523
Star Energy Geothermal Wayang Windu
6.125%, 03/27/20	1,000	1,021

Total Electric Utilities		4,316

Electronic Parts Distrib [0.1%]
Rexel
6.125%, 12/15/19(A)	1,275	1,348

Energy & Power [0.3%]
ContourGlobal Power Holdings
7.125%, 06/01/19	4,000	3,992

Enterprise Software/Serv [0.4%]
BMC Software Finance
8.125%, 07/15/21(A)	875	900
Boxer Parent
9.000%, 10/15/19(A)(E)	1,200	1,170
Eagle Midco
9.000%, 06/15/18(A)	750	775
Infor Software Parent
7.125%, 05/01/21(A)(E)	1,700	1,738
Infor US
9.375%, 04/01/19	1,225	1,364

Total Enterprise Software/Serv		5,947

Entertainment & Gaming [1.1%]
Affinity Gaming
9.000%, 05/15/18	775	818
Ameristar Casinos
7.500%, 04/15/21	725	781
Chester Downs & Marina
9.250%, 02/01/20(A)	775	759
Churchill Downs
5.375%, 12/15/21(A)	300	308
Cinemark USA
7.375%, 06/15/21	375	413
5.125%, 12/15/22	300	307
GLP Capital
5.375%, 11/01/23(A)	500	519
4.875%, 11/01/20(A)	600	618

Description	Face Amount (000)	Value (000)

MGM Resorts International
8.625%, 02/01/19	$400	$477
7.750%, 03/15/22	1,625	1,905
6.750%, 10/01/20	250	279
5.250%, 03/31/20	350	364
Mohegan Tribal Gaming Authority
9.750%, 09/01/21	1,150	1,277
Penn National Gaming
5.875%, 11/01/21(A)	1,275	1,205
Pinnacle Entertainment
7.750%, 04/01/22	600	653
6.375%, 08/01/21	400	422
Regal Entertainment Group
5.750%, 03/15/22	500	519
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	1,525	1,529
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	640	710
Station Casinos
7.500%, 03/01/21	1,125	1,229

Total Entertainment & Gaming		15,092

Entertainment Software [0.1%]
Activision Blizzard
6.125%, 09/15/23(A)	625	687
5.625%, 09/15/21(A)	150	162

Total Entertainment Software		849

Financial Services [1.1%]
AerCap Ireland Capital
4.500%, 05/15/21(A)	800	814
Ally Financial
8.300%, 02/12/15	275	286
6.250%, 12/01/17	375	419
5.500%, 02/15/17	1,050	1,138
4.750%, 09/10/18	1,150	1,220
2.750%, 01/30/17	600	607
Astana Finance BV
9.000%, 11/16/11(B)(I)	3,000	382
Astana Finance BV, MTN
7.875%, 06/08/10(B)(I)	250	44
Credito Real
7.500%, 03/13/19	4,500	4,838
FBN Finance
8.250%, 08/07/20	1,650	1,712
IIG Funding
6.750%, 07/10/14 (B)(I)	1,500	120
International Lease Finance
5.875%, 08/15/22	1,025	1,120
4.625%, 04/15/21	1,775	1,833

Total Financial Services		14,533

Firearms and Ammunition [0.1%]
FGI Operating Company
7.875%, 05/01/20	925	985

CITY NATIONAL ROCHDALE FUNDS | 5

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Description	Face Amount (000)	Value (000)

Food, Beverage & Tobacco [2.3%]
Ajecorp BV
6.500%, 05/14/22	$1,100	$1,012
ARAMARK
5.750%, 03/15/20	1,350	1,428
Avangardco Investments Public
10.000%, 10/29/15	500	475
B&G Foods
4.625%, 06/01/21	425	426
Boparan Finance
5.500%, 07/15/21	1,000	1,683
Boparan Finance, MTN
4.375%, 07/15/21	1,000	1,363
Constellation Brands
6.000%, 05/01/22	475	533
Darling International
5.375%, 01/15/22(A)	550	571
Del Monte
7.625%, 02/15/19	1,106	1,153
Galapagos
5.064%, 06/15/21(C)	3,000	4,129
Hearthside Group Holdings
6.500%, 05/01/22(A)	1,050	1,047
HJ Heinz
4.250%, 10/15/20	1,775	1,786
Marfrig Holding Europe BV
8.375%, 05/09/18	2,300	2,446
6.875%, 06/24/19	1,500	1,515
Marfrig Overseas
9.500%, 05/04/20	900	968
MHP
10.250%, 04/29/15	300	305
8.250%, 04/02/20	1,800	1,647
Minerva Luxembourg
7.750%, 01/31/23	4,300	4,601
Pinnacle Foods Finance
4.875%, 05/01/21	1,675	1,713
Shearer's Foods
9.000%, 11/01/19(A)	625	684
Smithfield Foods
6.625%, 08/15/22	1,275	1,396
Sun Merger Sub
5.875%, 08/01/21(A)	600	635
5.250%, 08/01/18(A)	75	78

Total Food, Beverage & Tobacco		31,594

Food-Canned [0.0%]
TreeHouse Foods
4.875%, 03/15/22	100	103

Food-Wholesale/Distrib [0.1%]
US Foods
8.500%, 06/30/19	1,700	1,820

Footwear and Related Apparel [0.0%]
Wolverine World Wide
6.125%, 10/15/20	275	296

Forestry [0.3%]
Masisa
9.500%, 05/05/19	4,000	4,280

Description	Face Amount (000)	Value (000)

Gaming [0.1%]
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	$809	$882

Gold Mining [0.2%]
Banro
10.000%, 03/01/17	2,500	1,975
10.000%, 03/01/17(A)	500	395

Total Gold Mining		2,370

Health Care [0.0%]
Envision Healthcare
5.125%, 07/01/22(A)	600	605

Home Decoration Products [0.1%]
RSI Home Products
6.875%, 03/01/18(A)	700	745

Hotels and Motels [0.1%]
Choice Hotels International
5.750%, 07/01/22	675	724
Hilton Worldwide Finance
5.625%, 10/15/21(A)	700	744

Total Hotels and Motels		1,468

Industrial [0.4%]
Belden
5.500%, 09/01/22(A)	1,050	1,087
General Cable
6.500%, 10/01/22(A)	700	712
Hillman Group
10.875%, 06/01/18	1,050	1,114
Unifrax I
7.500%, 02/15/19(A)	900	941
WESCO Distribution
5.375%, 12/15/21(A)	875	895

Total Industrial		4,749

Internet Connectiv Svcs [0.3%]
Adria Bidco BV
7.875%, 11/15/20	3,000	4,437

Internet Security [0.0%]
VeriSign
4.625%, 05/01/23	575	568

Investment Banker/Broker Dealer [0.2%]
First Investment Finance BV
14.500%, 08/05/15(D)	1,200	1,315
Neuberger Berman Group
5.875%, 03/15/22(A)	400	427
5.625%, 03/15/20(A)	500	529
Nuveen Investments
9.500%, 10/15/20(A)	700	829

Total Investment Banker/Broker Dealer		3,100

Mach Tools and Rel Products [0.1%]
Mcron Finance Sub
8.375%, 05/15/19(A)	461	505

CITY NATIONAL ROCHDALE FUNDS | 6

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Milacron
7.750%, 02/15/21(A)	$350	$383

Total Mach Tools and Rel Products		888

Machinery-General Indust [0.1%]
Gardner Denver
6.875%, 08/15/21(A)	1,125	1,181
Waterjet Holdings
7.625%, 02/01/20(A)	225	239

Total Machinery-General Indust		1,420

Manufacturing [0.1%]
Cleaver-Brooks
8.750%, 12/15/19(A)	675	755

Media - Non-Cable [0.2%]
Intelsat Jackson Holdings
8.500%, 11/01/19	475	505
7.250%, 04/01/19	350	372
6.625%, 12/15/22	1,275	1,331

Total Media - Non-Cable		2,208

Medical Products & Services [1.5%]
Biomet
6.500%, 08/01/20	1,300	1,401
CHS
6.875%, 02/01/22(A)	1,450	1,537
5.125%, 08/01/21(A)	450	461
DJO Finance
7.750%, 04/15/18	1,225	1,286
HCA
7.500%, 02/15/22	1,625	1,875
6.500%, 02/15/20	450	506
5.875%, 03/15/22	800	867
5.875%, 05/01/23	825	863
5.000%, 03/15/24	1,325	1,344
HCA Holdings
7.750%, 05/15/21	1,325	1,453
IASIS Healthcare
8.375%, 05/15/19	1,275	1,359
LifePoint Hospitals
5.500%, 12/01/21(A)	1,025	1,074
Omnicare
7.750%, 06/01/20	450	485
Teleflex
5.250%, 06/15/24(A)	175	177
Tenet Healthcare
8.125%, 04/01/22	1,525	1,765
4.500%, 04/01/21	850	855
4.375%, 10/01/21	925	919
United Surgical Partners International
9.000%, 04/01/20	1,050	1,159
Universal Hospital Services
7.625%, 08/15/20	900	943

Total Medical Products & Services		20,329

Medical-HMO [0.1%]
MPH Acquisition Holdings
6.625%, 04/01/22(A)	1,625	1,702

Description	Face Amount (000)	Value (000)

Metal-Copper [0.8%]
Carmen Copper
6.500%, 03/21/17	$1,000	$966
First Quantum Minerals
7.250%, 10/15/19	4,000	4,193
6.750%, 02/15/20(A)	1,725	1,777
Sterlite Industries India
4.000%, 10/30/14	4,000	4,000

Total Metal-Copper		10,936

Metal-Iron [0.2%]
Ferrexpo Finance
7.875%, 04/07/16	1,675	1,608
Metalloinvest Finance
5.625%, 04/17/20	1,200	1,165

Total Metal-Iron		2,773

Metals & Mining [1.1%]
Consolidated Minerals
8.000%, 05/15/20	4,000	3,920
TiZir
9.000%, 09/28/17	4,000	4,090
Vedanta Resources
9.500%, 07/18/18	2,900	3,342
8.250%, 06/07/21	900	1,008
7.125%, 05/31/23	800	844
6.000%, 01/31/19	1,300	1,350
Wise Metals Group
8.750%, 12/15/18(A)	900	977

Total Metals & Mining		15,531

Mining Other [0.2%]
Uranium One Investments
6.250%, 12/13/18	2,150	2,107

Miscellaneous Business Services [0.2%]
CGG
6.875%, 01/15/22(A)	850	842
6.500%, 06/01/21	1,150	1,141
Garda World Security
7.250%, 11/15/21(A)	925	972

Total Miscellaneous Business Services		2,955

Miscellaneous Manufacturing [0.8%]
China Liansu Group
7.875%, 05/13/16	3,983	4,157
Jasper Explorer
13.500%, 05/27/16(A)(I)	2,000	1,780
MAF Global Securities
7.125%, 10/29/49(C)	3,200	3,432
Mueller Water Products
8.750%, 09/01/20	259	288
7.375%, 06/01/17	950	965
TMK OAO Via TMK Capital
7.750%, 01/27/18	200	207
6.750%, 04/03/20	500	488

Total Miscellaneous Manufacturing		11,317

CITY NATIONAL ROCHDALE FUNDS | 7

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Oil-Field Services [1.4%]
Anton Oilfield Services Group
7.500%, 11/06/18	$3,000	$3,195
Basic Energy Services
7.750%, 10/15/22	100	112
FTS International
6.250%, 05/01/22(A)	1,050	1,074
Hiland Partners
5.500%, 05/15/22(A)	150	152
Norshore Atlantic BV
12.000%, 12/21/18(A)	3,000	3,142
Oro Negro Drilling Pte
7.500%, 01/24/19(A)	4,000	4,070
Polarcus
8.000%, 06/07/18(A)	1,000	985
Sea Trucks Group
9.000%, 03/26/18(A)	6,800	6,613

Total Oil-Field Services		19,343

Paper & Related Products [0.2%]
Bio Pappel
10.000%, 08/27/13(D)	2,325	2,348
Sappi Papier Holding GmbH
6.625%, 04/15/21	400	422

Total Paper & Related Products		2,770

Petroleum & Fuel Products [7.6%]
Access Midstream Partners
4.875%, 05/15/23	375	395
4.875%, 03/15/24	825	871
Afren
6.625%, 12/09/20	4,000	4,130
Antero Resources
5.125%, 12/01/22(A)	275	283
Antero Resources Finance
6.000%, 12/01/20	775	831
5.375%, 11/01/21	475	493
Approach Resources
7.000%, 06/15/21	1,200	1,251
Athlon Holdings
7.375%, 04/15/21(A)	1,100	1,199
6.000%, 05/01/22(A)	175	181
Atlas Pipeline Partners
4.750%, 11/15/21	175	171
BassDrill Beta
8.500%, 04/24/18(A)	4,000	4,120
BreitBurn Energy Partners
7.875%, 04/15/22	1,025	1,110
Carrizo Oil & Gas
7.500%, 09/15/20	275	302
Chaparral Energy
9.875%, 10/01/20	500	564
7.625%, 11/15/22	1,000	1,080
Chesapeake Energy
6.875%, 11/15/20	850	986
5.750%, 03/15/23	700	778
5.375%, 06/15/21	500	532
Crestwood Midstream Partners
6.125%, 03/01/22(A)	250	263
6.000%, 12/15/20	425	446

Description	Face Amount (000)	Value (000)

CVR Refining
6.500%, 11/01/22	$200	$211
Dana Gas Sukuk
9.000%, 10/31/17	2,000	1,910
DNO International
7.742%, 04/11/16(C)	4,800	4,962
Drill Rigs Holdings
6.500%, 10/01/17(A)	575	588
El Paso
7.250%, 06/01/18	400	455
6.500%, 09/15/20	675	748
Energy Transfer Equity
5.875%, 01/15/24	1,200	1,254
5.875%, 01/15/24(A)	1,100	1,149
Energy XXI Gulf Coast
7.500%, 12/15/21	1,725	1,846
6.875%, 03/15/24(A)	175	178
Genel Energy Finance
7.500%, 05/14/19	4,800	4,774
GeoPark Latin America Agencia en Chile
7.500%, 02/11/20	3,000	3,248
Georgian Oil and Gas
6.875%, 05/16/17	4,000	4,223
Gulf Keystone Petroleum
13.000%, 04/18/17	3,800	3,620
Hellenic Petroleum Finance
5.250%, 07/04/19	2,000	2,724
Holly Energy Partners
6.500%, 03/01/20	900	970
InterOil Exploration and Production
15.000%, 03/14/16	24,000	3,893
Kinder Morgan
5.625%, 11/15/23(A)	1,200	1,233
Kodiak Oil & Gas
5.500%, 01/15/21	375	391
5.500%, 02/01/22	350	363
Legacy Reserves
6.625%, 12/01/21(A)	725	736
Linn Energy
8.625%, 04/15/20	650	702
7.750%, 02/01/21	550	593
7.250%, 11/01/19(A)	425	445
Lone Pine Resources Canada
0.000%, 02/15/17(I)	75	—
MarkWest Energy Partners
6.250%, 06/15/22	601	657
Metro Exploration Holding
10.000%, 08/15/14(D)	4,050	4,060
MIE Holdings, MTN
6.875%, 02/06/18	3,700	3,793
Northern Oil and Gas
8.000%, 06/01/20	1,275	1,361
Nostrum Oil & Gas Finance BV
6.375%, 02/14/19	3,500	3,666
Oasis Petroleum
6.875%, 03/15/22(A)	150	163
6.500%, 11/01/21	850	914

CITY NATIONAL ROCHDALE FUNDS | 8

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Pacific Rubiales Energy
7.250%, 12/12/21	$1,575	$1,748
5.375%, 01/26/19	300	313
Petroleos de Venezuela
5.250%, 04/12/17	3,000	2,533
4.900%, 10/28/14	1,000	998
Puma International Financing
6.750%, 02/01/21	4,000	4,120
QGOG Constellation
6.250%, 11/09/19	2,000	2,025
Range Resources
5.000%, 03/15/23	700	745
Regency Energy Partners
5.875%, 03/01/22	400	435
5.500%, 04/15/23	200	209
4.500%, 11/01/23	350	347
Rose Rock Midstream
5.625%, 07/15/22(A)	325	329
Sabine Pass Liquefaction
6.250%, 03/15/22(A)	525	571
5.625%, 02/01/21	1,075	1,137
5.625%, 04/15/23	175	182
SandRidge Energy
8.125%, 10/15/22	1,125	1,239
7.500%, 03/15/21	325	352
7.500%, 02/15/23	350	380
Santa Maria Offshore
8.875%, 07/03/18(A)	3,800	4,047
Sibur Securities
3.914%, 01/31/18	500	481
SM Energy
5.000%, 01/15/24(A)	200	199
Tesoro
5.125%, 04/01/24	600	607
Tesoro Logistics
6.125%, 10/15/21	225	240
5.875%, 10/01/20(A)	475	501
5.875%, 10/01/20	700	739
Tullow Oil
6.000%, 11/01/20	600	626
W&T Offshore
8.500%, 06/15/19	725	783
Yingde Gases Investment
8.125%, 04/22/18	400	423
Zhaikmunai LLP
7.125%, 11/13/19	1,300	1,414

Total Petroleum & Fuel Products		103,539

Pharmacy Services [0.0%]
Catamaran
4.750%, 03/15/21	175	177

Printing & Publishing [0.3%]
Expo Event Transco
9.000%, 06/15/21(A)	1,225	1,277
Mustang Merger
8.500%, 08/15/21(A)	850	926
Nielsen Finance
5.000%, 04/15/22(A)	275	277
4.500%, 10/01/20	1,475	1,486

Description	Face Amount (000)	Value (000)

Time
5.750%, 04/15/22(A)	$600	$606
Visant
10.000%, 10/01/17	100	93

Total Printing & Publishing		4,665

Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23(A)	925	988
5.125%, 10/15/19(A)	175	181

Total Publishing-Newspapers		1,169

Radio [0.5%]
Cumulus Media Holdings
7.750%, 05/01/19	1,050	1,107
Entercom Radio
10.500%, 12/01/19	600	687
Radio One
9.250%, 02/15/20(A)	900	974
Sirius XM Holdings
4.625%, 05/15/23(A)	1,425	1,365
4.250%, 05/15/20(A)	350	345
Sirius XM Radio
6.000%, 07/15/24(A)	975	1,014
Townsquare Radio
9.000%, 04/01/19(A)	1,100	1,218

Total Radio		6,710

Real Estate [0.1%]
DIP Sukuk
4.291%, 02/20/19	1,250	1,248

Real Estate Oper/Develop [1.5%]
Alpha Star Holding
4.970%, 04/09/19	4,000	3,840
Central China Real Estate, MTN
6.500%, 06/04/18	700	668
China SCE Property Holdings
11.500%, 11/14/17	1,300	1,368
CIFI Holdings Group
12.250%, 04/15/18	1,600	1,760
Country Garden Holdings
7.500%, 01/10/23	1,050	1,012
Evergrande Real Estate Group
13.000%, 01/27/15	300	312
Kaisa Group Holdings
10.250%, 01/08/20	650	684
8.875%, 03/19/18	400	411
KWG Property Holding
13.250%, 03/22/17	200	230
8.975%, 01/14/19	600	612
Pakuwon Prima Pte
7.125%, 07/02/19	2,000	2,019
Shimao Property Holdings
6.625%, 01/14/20	600	591
Sukuk Funding No. 3
4.348%, 12/03/18	1,000	1,040

CITY NATIONAL ROCHDALE FUNDS | 9

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Sunac China Holdings
12.500%, 10/16/17	$400	$440
9.375%, 04/05/18	1,350	1,370
Times Property Holdings
12.625%, 03/21/19	1,000	1,030
Trillion Chance
8.500%, 01/10/19	700	704
Yanlord Land Group
10.625%, 03/29/18	475	518
Yuzhou Properties
11.750%, 10/25/17	400	440
8.625%, 01/24/19	1,050	1,024

Total Real Estate Oper/Develop		20,073

Research and Development [0.1%]
Jaguar Holding I
9.375%, 10/15/17(A) (E)	1,025	1,061
Jaguar Holding II
9.500%, 12/01/19(A)	650	710

Total Research and Development		1,771

Resorts/Theme Parks [0.2%]
Cedar Fair
5.250%, 03/15/21	1,300	1,339
Six Flags Entertainment
5.250%, 01/15/21(A)	1,325	1,358

Total Resorts/Theme Parks		2,697

Retail [2.3%]
Academy
9.250%, 08/01/19(A)	1,050	1,126
Claire's Stores
6.125%, 03/15/20(A)	675	636
DineEquity
9.500%, 10/30/18	1,400	1,500
Edcon Holdings Pty
13.375%, 06/30/19	1,200	1,561
Edcon Pty
9.500%, 03/01/18	950	1,315
Ferrellgas
6.750%, 01/15/22(A)	175	183
Grupo Famsa
7.250%, 06/01/20	2,500	2,550
7.250%, 06/01/20(A)	700	714
6.125%, 01/28/15	2,000	2,019
Gymboree
9.125%, 12/01/18	375	250
Hillman Group
6.375%, 07/15/22(A)	600	600
Jo-Ann Stores
8.125%, 03/15/19(A)	1,200	1,230
Jo-Ann Stores Holdings
9.750%, 10/15/19(A) (E)	600	614
L Brands
5.625%, 10/15/23	700	760
Limited Brands
5.625%, 02/15/22	350	379
Michaels FinCo Holdings
7.500%, 08/01/18(A)(E)	1,350	1,379

Description	Face Amount (000)	Value (000)

Michaels Stores
7.750%, 11/01/18	$800	$846
5.875%, 12/15/20(A)	725	741
Neiman Marcus Group
8.750%, 10/15/21(A)(E)	900	981
8.000%, 10/15/21(A)	275	296
New Academy Finance
8.000%, 06/15/18(A) (E)	1,175	1,200
NPC International
10.500%, 01/15/20	1,075	1,212
Party City Holdings
8.875%, 08/01/20	900	997
PC Nextco Holdings
8.750%, 08/15/19(A)(E)	1,275	1,302
Petco Animal Supplies
9.250%, 12/01/18(A)	1,200	1,289
Petco Holdings
8.500%, 10/15/17(A) (E)	600	615
PVH
4.500%, 12/15/22	925	911
Sally Holdings
6.875%, 11/15/19	1,075	1,164
5.750%, 06/01/22	175	186
Stonegate Pub Financing
5.275%, 04/15/19(C)	1,000	1,738
Suburban Propane Partners
5.500%, 06/01/24	1,125	1,139

Total Retail		31,433

Rubber & Plastic [0.2%]
Gajah Tunggal
7.750%, 02/06/18	2,000	2,040

Rubber/Plastic Products [0.0%]
Gates Global
6.000%, 07/15/22(A)	550	550

Semicon Compo-Intg Circu [0.1%]
NXP BV
5.750%, 02/15/21(A)	200	210
5.750%, 03/15/23(A)	200	210
3.750%, 06/01/18(A)	300	301

Total Semicon Compo-Intg Circu		721

Semi-Conductors [0.4%]
Advanced Micro Devices
7.500%, 08/15/22	475	512
7.000%, 07/01/24(A)	450	460
Entegris
6.000%, 04/01/22(A)	925	953
Flextronics International
5.000%, 02/15/23	300	310
4.625%, 02/15/20	250	257
Freescale Semiconductor
6.000%, 01/15/22(A)	1,550	1,651
Magnachip Semiconductor
6.625%, 07/15/21	1,000	987

Total Semi-Conductors		5,130

CITY NATIONAL ROCHDALE FUNDS | 10

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Steel & Steel Works [0.2%]
Metinvest BV
10.250%, 05/20/15	$825	$794
8.750%, 02/14/18	1,200	1,044
Severstal OAO Via Steel Capital
5.900%, 10/17/22	300	293
Steel Dynamics
5.250%, 04/15/23	125	129

Total Steel & Steel Works		2,260

Technology [0.2%]
Sophia
9.750%, 01/15/19(A)	1,050	1,155
Sophia Holding Finance
9.625%, 12/01/18(A)(E)	350	364
Truven Health Analytics
10.625%, 06/01/20	775	850

Total Technology		2,369

Telecommunication Equip [0.1%]
CommScope
5.500%, 06/15/24(A)	525	534
CommScope Holding
6.625%, 06/01/20(A) (E)	1,350	1,441

Total Telecommunication Equip		1,975

Telephones & Telecommunications [2.7%]
Altice, MTN
7.750%, 05/15/22(A)	1,100	1,174
Banglalink Digital Communications
8.625%, 05/06/19	4,000	4,240
Colombia Telecomunicaciones ESP
5.375%, 09/27/22	600	599
Comcel Trust
6.875%, 02/06/24	950	1,026
Digicel
8.250%, 09/01/17	575	592
7.000%, 02/15/20	1,300	1,372
7.000%, 02/15/20(A)	450	475
6.000%, 04/15/21	1,000	1,033
6.000%, 04/15/21(A)	400	413
Digicel Group
8.250%, 09/30/20	1,700	1,862
8.250%, 09/30/20(A)	1,375	1,499
7.125%, 04/01/22	2,050	2,137
Inmarsat Finance
4.875%, 05/15/22(A)	725	732
Intelsat Jackson Holdings
5.500%, 08/01/23	350	348
Intelsat Luxembourg
8.125%, 06/01/23	600	649
7.750%, 06/01/21	925	979
Level 3 Financing
8.125%, 07/01/19	900	982
7.000%, 06/01/20	650	710

Description	Face Amount (000)	Value (000)

MetroPCS Wireless
6.625%, 11/15/20	$600	$640
Millicom International Cellular
6.625%, 10/15/21	1,000	1,075
Sprint
7.875%, 09/15/23(A)	1,725	1,919
Sprint Capital
6.875%, 11/15/28	1,500	1,515
Sprint Nextel
7.000%, 03/01/20(A)	600	690
6.000%, 11/15/22	1,100	1,122
Syniverse Holdings
9.125%, 01/15/19	1,600	1,714
Telefonica Celular del Paraguay
6.750%, 12/13/22	600	647
T-Mobile USA
6.836%, 04/28/23	925	1,007
6.731%, 04/28/22	125	135
6.633%, 04/28/21	125	135
6.625%, 04/01/23	675	732
6.500%, 01/15/24	575	615
6.125%, 01/15/22	1,050	1,114
Vimpel Communications Via VIP Finance Ireland
7.748%, 02/02/21	800	874
VimpelCom Holdings BV
7.504%, 03/01/22	800	863
5.950%, 02/13/23	800	789
Virgin Media Finance
6.375%, 04/15/23(A)	675	732

Total Telephones & Telecommunications		37,140

Textile-Apparel [0.3%]
Texhong Textile Group
7.625%, 01/19/16	1,500	1,538
6.500%, 01/18/19	2,670	2,623

Total Textile-Apparel		4,161

Textile-Home Furnishings [0.1%]
Springs Industries
6.250%, 06/01/21	625	638

Textile-Products [0.4%]
Golden Legacy PTE
9.000%, 04/24/19	5,000	5,250

Transactional Software [0.0%]
ACI Worldwide
6.375%, 08/15/20(A)	125	132

Transportation Services [1.2%]
Azerbaijan Railways Via Aquarius Investments
8.250%, 02/18/16	2,080	2,148
Brunswick Rail Finance
6.500%, 11/01/17	800	804
DTEK Finance
7.875%, 04/04/18	1,600	1,324
DTEK Finance BV
9.500%, 04/28/15	575	542

CITY NATIONAL ROCHDALE FUNDS | 11

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	$4,950	$8,779
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	258
Royal Caribbean Cruises
5.250%, 11/15/22	300	315
Ukraine Railways via Shortline
9.500%, 05/21/18	1,881	1,622

Total Transportation Services		15,792

Transport-Equip and Leasng [0.0%]
Jurassic Holdings III
6.875%, 02/15/21(A)	450	459

Utility [0.0%]
Suburban Propane Partners
7.375%, 08/01/21	275	299

Web Portals/ISP [0.3%]
Pacnet
9.000%, 12/12/18	4,000	4,340

X-Ray Equipment [0.1%]
Hologic
6.250%, 08/01/20	600	633

Total Corporate Bonds
(Cost $656,022)		671,659

Loan Participations [31.2%]
Aerospace [0.9%]
Air Canada, Term Loan B
5.500%, 09/26/19	1,450	1,479
AM General Corporation, Term Loan B - 2013
10.250%, 03/22/18	486	447
American Airlines, Exit Term Loan
3.750%, 06/27/19	2,510	2,512
Atlantic Aviation FBO, Term Loan B
3.250%, 06/01/20	154	153
Dae Aviation Holdings, Second Lien Term Loan
7.750%, 08/05/19	1,325	1,345
Dae Aviation Holdings, Term Loan B1 - 2014
5.000%, 11/02/18	364	367
Dae Aviation Holdings, Term Loan B2 - 2014
5.000%, 11/02/18	165	166
Delta Air Lines, Term Loan B1 - 2014
3.500%, 10/18/18	284	283
LM U.S. (Landmark Aviation), Second Lien
0.000%, 10/26/20(H)	785	789
LM U.S. (Landmark Aviation), Term Loan B
0.000%, 10/25/19(H)	360	360
Description	Face Amount (000)	Value (000)

Tasc Inc, Second Lien
12.000%, 05/23/21	$360	$355
Tasc Inc, Term Loan
6.500%, 05/23/20	825	808
TransDigm Group, Term Loan C
3.750%, 02/28/20	1,243	1,238
TransDigm Inc., Term Loan D
3.750%, 05/21/21	1,365	1,358
US Airways Group Inc, Term Loan B-1
3.500%, 05/23/19	644	643
WP CPP Holdings, Second Lien
8.750%, 04/30/21	45	45
WP CPP Holdings, Term Loan
4.750%, 12/28/19	172	172
Wyle Services Corporation, Term Loan B
5.000%, 05/21/21	235	235

Total Aerospace		12,755

Automotive [0.5%]
Car Trawler, Term Loan
0.000%, 04/30/21	3,000	4,108
Oasis Holdings
3.500%, 11/19/20	4,580	3,023

Total Automotive		7,131

Broadcasting [1.3%]
Clear Channel Communication, Term Loan B
3.800%, 01/29/16	3,864	3,836
Clear Channel Communication, Term Loan C
3.800%, 01/29/16	166	163
Clear Channel Communication, Term Loan D Extended
6.900%, 01/30/19	4,938	4,911
Clear Channel Communication, Term Loan E
7.650%, 07/30/19	2,000	2,003
Cumulus Media, Term Loan B
4.250%, 12/23/20	1,994	1,999
Granite Broadcasting, Term Loan B
6.750%, 05/23/18	78	78
Hubbard Broadcasting, Term Loan B
4.500%, 04/28/17	255	255
Lin Television, Term Loan B
4.000%, 12/21/18	148	148
Media General, Delayed Draw Term Loa B
4.250%, 07/31/20	227	228
Radio One, Term Loan
7.500%, 03/31/16	433	441
Sinclair Broadcasting Group, Term Loan B - 2011
3.000%, 10/28/16	153	151

CITY NATIONAL ROCHDALE FUNDS | 12

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Univision Comm (fka Umbrella), Term Loan C-4
4.000%, 03/01/20	$2,157	$2,154
Univision Communications, TL C-3 (2013 Inc. Term Loans)
4.000%, 03/01/20	1,340	1,339
Van Wagner, Term Loan B
6.250%, 08/03/18	244	246

Total Broadcasting		17,952

Building Materials [0.2%]
Cemex
0.000%, 02/14/17(H)	3,040	3,027

Cable/Wireless Video [2.0%]
Altice Financing, Term Loan B
5.500%, 07/02/19	3,654	3,735
Atlantic Broadband, Term Loan B - 2013
3.250%, 09/20/19	368	367
Cablevision Systems, Term Loan A
2.150%, 04/17/18	455	452
Cablevision Systems, Term Loan B - 2013
2.650%, 04/17/20	1,481	1,464
Cequel Communications, Term Loan B 2012
3.500%, 02/10/19	1,166	1,166
Charter Comm Operating, Term Loan A1
2.150%, 04/22/18	470	468
Charter Comm Operating, Term Loan E
3.000%, 04/10/20	2,708	2,664
Liberty Cablevision of Puerto Rico, First Lien Term Loan
0.000%, 12/24/21(H)	355	355
Liberty Cablevision of Puerto Rico, Second Lien - 2014
0.000%, 06/26/23	215	215
Liberty Cablevision of Puerto Rico, Second Lien TL
10.000%, 06/09/18	525	525
Liberty Cablevision of Puerto Rico, Term Loan B
6.000%, 06/09/17	321	323
MCC Iowa (Broadband), Term Loan G
4.000%, 01/20/20	256	256
MCC Iowa (Broadband), Term Loan H
3.250%, 01/22/21	1,296	1,283
MCC Iowa (Broadband), Term Loan J
0.000%, 06/18/21(H)	80	80
Primacom, Term Loan A
5.444%, 02/28/17(F)	2,539	3,477
Quebecor Media, Term Loan B
3.250%, 08/17/20	1,595	1,571

Description	Face Amount (000)	Value (000)

UPC Financing, Term Loan AH
3.250%, 06/10/21	$860	$853
Virgin Media Invst Holdings, Term Loan B
3.500%, 02/15/20	2,475	2,466
WideOpenWest Finance, Term Loan B - 2019
4.750%, 04/01/19	233	233
Ziggo B.V., Term Loan B1
3.250%, 01/15/22	2,034	2,009
Ziggo B.V., Term Loan B2
3.250%, 01/15/22	1,311	1,294
Ziggo B.V., Term Loan B3
0.000%, 01/15/22(H)	2,156	2,129

Total Cable/Wireless Video		27,385

Chemicals [0.7%]
Axalta Coating Systems US Holdings Inc., Term Loan B - 2014
4.000%, 02/01/20	337	337
Flint, Term Loan
0.000%, 05/03/21(H)	3,000	3,006
Huntsman International, 2013-2 Add TL (7yr)
0.000%, 10/15/20(H)	480	480
Huntsman International, Term Loan C
2.446%, 06/30/16	14	14
Ineos Group Holdings, Dollar Term Loans - 2018
3.750%, 04/27/18	2,175	2,169
Kronos Worldwide, Inc., Term Loan B
4.750%, 02/18/20	160	161
MacDermid Holdings, Term Loan
4.000%, 06/05/20	348	348
Minerals Technologies Inc., Term Loan B
4.000%, 05/07/21	500	502
Nexeo Solutions, Term Loan B
5.000%, 09/08/17	373	373
Oxbow Carbon & Minerals, Term Loan B
4.250%, 07/19/19	135	135
OXEA, Term Loan
4.250%, 12/06/19	149	149
Polymer Group inc, Delay Draw
0.000%, 12/19/19(H)	96	96
Polymer Group, Term Loan B
5.250%, 12/19/19	553	559
PQ Corporation, Term Loans
4.000%, 08/07/17	156	156
PQ, New 2013 Term Loan
4.500%, 02/09/19	7	7
Taminco Global, Term B-3 Loan
3.250%, 02/15/19	162	160

CITY NATIONAL ROCHDALE FUNDS | 13

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Tata Chemicals North America, Term Loan B
3.750%, 08/07/20	$114	$114
Tronox, Term Loan B
4.000%, 02/03/18	290	290

Total Chemicals		9,056

Consumer Durables [0.1%]
Serta Simmons Holdings, Term Loan B
4.250%, 09/19/19	558	559
Total Safety US, Term Loan B
5.750%, 03/13/20	109	107
WNA Holdings, Term Loan - CAD Borrower
4.500%, 06/07/20	137	138
WNA Holdings, Term Loan - USD Borrower
4.500%, 06/07/20	75	75

Total Consumer Durables		879

Consumer Non-Durables [0.1%]
Eastman Kodak Company, Exit Term Loan
7.250%, 09/03/19	337	342
Kate Spade & Company, Term Loan B
4.000%, 04/09/21	270	270
Libbey Glass Inc., Term Loan B
3.750%, 04/09/21	250	250
Revlon Consumer Products, Replacement Term Loan
3.250%, 11/20/17	250	250
Revlon Consumer Products, Term Loan
4.000%, 10/08/19	788	788
Sun Products, Term Loan B
5.500%, 03/23/20	153	149

Total Consumer Non-Durables		2,049

Diversified Media [1.6%]
Affinion Group Inc., Second Lien
8.500%, 10/12/18	180	180
Affinion Group, Term Loan
6.750%, 10/08/16	430	432
Alliance Data Systems, Term Loan
1.910%, 07/10/18	787	784
Emerald Expositions Holding, Term Loan B
5.500%, 06/17/20	181	182
EMI Music Publishing Limited, Term B Loan
3.750%, 03/05/18	321	320
Getty Images, Term Loan
4.750%, 10/03/19	732	706

Description	Face Amount (000)	Value (000)

Harland Clarke Holdings, Cov-Lite Term Loan B-4
6.000%, 08/04/19	$1,988	$2,021
Harland Clarke Holdings, Term Loan B3
7.000%, 05/22/18	5,022	5,101
Harland Clarke Holdings, Tranche B-2 TL
5.484%, 06/30/17	189	189
Learfield Communications, 2014 Replacement Term Loan
5.000%, 10/09/20	170	171
PrePaid Legal Services, Term Loan B
6.250%, 07/01/19	277	280
Quad/Graphics, Term Loan B
4.250%, 04/28/21	430	428
Southern Graphics, Term Loan - 2013
4.250%, 10/17/19	212	212
Tribune Company, Term Loan B - 2013
4.000%, 12/27/20	4,065	4,071
Village Roadshow, Ultimates Facility Tranche A-2
4.750%, 11/21/17	1,432	1,446
Warner Music Group, Term Loan - 2013
3.750%, 07/01/20	1,035	1,017
WME IMG Holdings LLC, Second Lien
8.250%, 05/06/22	360	366
WME IMG Holdings LLC, Term Loan B
5.250%, 05/06/21	3,320	3,340

Total Diversified Media		21,246

Energy [2.1%]
Alon USA, MLP Term Loan
9.250%, 11/26/18	502	520
Atlas Energy , Term Loan B
6.500%, 07/31/19	567	575
Azure Midstream Holdings, Term Loan B
6.500%, 11/15/18	331	333
Bashneft
1.706%, 08/16/14	417	413
Bronco Midstream Funding, Term Loan B
5.000%, 08/15/20	747	752
Chief Exploration & Development LLC, Second Lien
7.500%, 05/16/21	570	581
CITGO Petroleum, Term Loan B
8.000%, 06/24/15	309	311
Drillships Financing Holding, Term Loan B1
6.000%, 03/31/21	2,227	2,262

CITY NATIONAL ROCHDALE FUNDS | 14

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

EMG Utica, Term Loan
4.750%, 03/27/20	$820	$821
Endeavour Intl Corp, Term Loan A
0.000%, 11/30/17(H)	46	46
Endeavour Intl Corp, Term Loan B
0.000%, 11/30/17	33	33
Energy Transfer Equity, Term Loan B
3.250%, 12/02/19	5,035	4,980
EP Energy (aka Everest Acquisition), Term Loan B-2
4.500%, 04/26/19	203	204
EP Energy (aka Everest Acquisition), Term Loan B-3
3.500%, 05/24/18	734	731
Fieldwood Energy LLC, Second Lien
8.125%, 09/30/20	85	88
Fieldwood Energy, Term Loan
3.875%, 09/28/18	498	499
Frac Tech International, Term Loan B - 2014
5.750%, 04/16/21	695	703
Glenn Pool Oil, Term Loan
4.500%, 05/02/16	717	720
Harvey Gulf International Marine, Term Loan B
5.500%, 06/18/20	1,334	1,325
KCA Deutag, Term Loan
6.250%, 05/13/20	215	214
MEG Energy, Term Loan B - 2013
3.750%, 03/31/20	1,159	1,160
Obsidian Natural Gas Trust
7.000%, 11/02/15	715	721
Pacific Drilling, Term Loan B
4.500%, 05/18/18	351	352
Petroleum Geo-Services, Term Loan B
3.250%, 03/19/21	805	795
Philadelphia Energy Solutions, Term Loan
6.250%, 04/04/18	362	334
Samson Investment Company, Cov-Lite Term Loan
5.000%, 09/25/18	315	315
Seadrill Operating LP, Term Loan B
4.000%, 02/21/21	1,388	1,378
Sheridan Production Partners, Term Loan I-A
4.250%, 10/01/19	20	20
Sheridan Production Partners, Term Loan II-A
4.250%, 12/16/20	59	59
Sheridan Production Partners, Term Loan II-M
4.250%, 12/16/20	22	22

Description	Face Amount (000)	Value (000)

Sheridan Production Partners, Term Loan II-SIP
4.250%, 12/16/20	$427	$427
Sheridan Production Partners, Term Loan I-M
4.250%, 10/01/19	12	12
Sheridan Production Partners, Term Loan I-SIP
4.250%, 10/01/19	151	151
Sonangol Finance
1.155%, 07/31/14	323	318
Teine Energy Ltd., Second Lien
7.500%, 05/17/19	1,500	1,515
Templar Energy, Second Lien
8.000%, 11/25/20	3,660	3,623
Vantage Drilling Co (Offshore), Term Loan
5.000%, 10/25/17	677	674
Vantage Drilling Co (Offshore), Term Loan B (2013)
5.750%, 03/28/19	499	495
Western Refining, Term Loan B
4.250%, 11/12/20	723	726

Total Energy		29,208

Financial [1.6%]
Alliant Holdings, Term Loan
4.250%, 12/07/19	293	293
American Capital Holdings, Inc., Term Loan B - 2017
3.500%, 08/22/17	385	385
AWAS Aviation, Term Loan B
3.500%, 06/26/18	—	—
Clipper Acquisitions (aka TCW), Term Loan
3.000%, 12/20/19	222	220
Compass Investors Inc. (USI), Term Loan
4.250%, 12/27/19	351	351
Duff & Phelps, Term Loan
4.500%, 04/23/20	114	114
Flying Fortress, Term Loan
3.500%, 06/30/17	300	299
Grosvenor Capital Management Holdings, Cov-Lite Term Loan
3.750%, 01/04/21	249	248
Hub International Holdings, Term Loan B
4.250%, 10/02/20	353	353
International Lease Finance, Term Loan
3.500%, 03/06/21	370	370
Ion Trading Technologies, Term Loan
0.000%, 06/04/21(H)	3,000	4,120
iStar Financial, Term Loan A-2 - 2012
7.000%, 03/19/17	146	150

CITY NATIONAL ROCHDALE FUNDS | 15

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

JSC BTA Bank
4.728%, 09/30/13 (B)	$5,967	$5,549
Mondrian Investment Partners, Term Loan B
4.000%, 07/12/18	98	98
Nuveen Investments Inc., Second Lien
6.500%, 02/28/19	430	434
Nuveen Investments, Term Loan
4.151%, 05/13/17	710	711
RCS Capital Corporation, Term Loan
6.500%, 04/29/19	530	541
Saga, Term Loan
0.000%, 04/17/20(H)	3,000	5,118
SAM Finance (Santander), Cov-Lite Term Loan
4.250%, 12/17/20	584	585
Sedgwick, Inc. , First Lien Term Loan
3.750%, 03/01/21	685	674
Sedgwick, Inc. , Second Lien
6.750%, 02/28/22	260	259
Starwood Property Trust, Term Loan
3.500%, 04/17/20	452	449
Virtu Financial, Term Loan
5.750%, 11/08/19	145	144

Total Financial		21,465

Food and Drug [0.4%]
Albertsons, Term Loan B-1
4.750%, 03/21/19	217	218
Albertsons, Term Loan B-2
4.750%, 03/21/19	877	881
Dunkin' Brands, Term B3
3.250%, 02/14/20	903	894
New Albertsons's, Inc., Term Loan
0.000%, 06/25/21(H)	550	551
Rite Aid Corporation, Tranche 7 Term Loan
3.500%, 02/21/20	331	331
Rite Aid, Second Lien - Tranche 1 Term Loans
5.750%, 07/07/20	1,085	1,108
Rite Aid, Second Lien - Tranche 2 Term Loans
4.880%, 06/21/21	440	445
Stater Bros. Markets, Term Loan B
0.000%, 05/12/21	285	286
Supervalu, Term Loan B - 2013
4.500%, 03/21/19	774	773

Total Food and Drug		5,487

Description	Face Amount (000)	Value (000)

Food/Tobacco [0.9%]
Arby's Restaurant (ARG IH), Term Loan
5.000%, 11/15/20	$299	$301
Blue Buffalo, Term Loan B3
4.000%, 08/08/19	281	281
CEC Entertainment, Inc., Term Loan B
4.250%, 02/12/21	320	318
Deoleo, Term Loan
0.000%, 06/02/21	3,000	4,074
HJ Heinz, Term Loan B1
3.250%, 06/07/19	3,126	3,130
HJ Heinz, Term Loan B2
3.500%, 06/05/20	2,342	2,358
JBS USA, Term Loan B-2
3.750%, 09/18/20	294	292
Landry's, Term Loan B
4.000%, 04/19/18	257	257
Pinnacle Foods Group, Incremental Term Loan H
3.250%, 04/29/20	209	208
Pinnacle Foods Group, Term Loan G
3.250%, 04/29/20	1,079	1,073
Post Holdings Inc, Term Loan B
3.750%, 06/02/21	290	292

Total Food/Tobacco		12,584

Forest Prod/Containers [0.6%]
Anchor Glass Container Corporation, Term Loan B
0.000%, 05/14/21(H)	330	330
Ardagh Holdings USA Inc., Incremental Term Loan B
4.000%, 12/17/19	1,000	1,001
Ardagh Holdings USA, Term Loan B
4.250%, 12/17/19	339	340
Berry Plastics, Cov-Lite Term Loan E
3.750%, 01/06/21	1,560	1,554
Berry Plastics, Term Loan D
3.500%, 02/08/20	3,158	3,130
Caraustar Industries, Term Loan
7.500%, 05/01/19	142	144
CD&R Millennium LLC (Mauser), Second Lien
0.000%, 06/27/22(H)	150	149
NewPage Corporation, Term Loan B
9.500%, 02/11/21	500	500
Reynolds Group Holdings, Term Loan B - 2013
4.000%, 12/01/18	360	361

Total Forest Prod/Containers		7,509

CITY NATIONAL ROCHDALE FUNDS | 16

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Gaming/Leisure [2.3%]
Activision Blizzard Inc., Term Loan B
3.250%, 10/12/20	$1,041	$1,042
Bally Technologies, Term Loan B
4.250%, 11/25/20	142	143
Belmond Interfin Ltd., Term Loan
4.000%, 03/19/21	400	401
Boyd Gaming, Term Loan B
4.000%, 08/14/20	198	199
Caesars Entertainment Op Co Inc, Term Loan B7
9.750%, 03/01/17	755	744
Caesars Entertainment Op Co, Prop Co Term Loan
7.000%, 10/11/20	1,536	1,544
Caesars Entertainment Op Co, Term Loan B-4
9.500%, 01/28/15	189	190
Caesars Entertainment Op Co, Term Loan B-6 Extended
5.402%, 01/28/18	5,387	5,024
Cinemark USA, Term Loan
3.160%, 12/18/19	157	158
Clubcorp Club Operations, Term Loan B - 2013
4.000%, 07/24/20	285	285
Diamond Resorts Corp, Cov-Lite Term Loan
5.500%, 05/09/21	1,405	1,414
Fitness International LLC, Term Loan B
0.000%, 06/24/20(H)	195	194
Four Seasons Holdings Inc., Term Loan (12/13)
3.500%, 06/27/20	943	941
Four Seasons Holdings, Second Lien
6.250%, 12/27/20	150	152
Golden Nugget, Delay Draw
5.500%, 11/21/19	67	69
Golden Nugget, Term Loan B
5.500%, 11/21/19	157	160
Great Wolf Resorts, Term Loan
4.250%, 08/06/20	243	244
Hilton Worldwide Finance, Term Loan B-1
3.500%, 10/26/20	5,759	5,747
Hoyts Group Holdings, Term Loan
4.000%, 05/29/20	124	124
Kasima, Term Loan B
3.250%, 05/17/21	915	911
La Quinta Intermediate Holdings, Term Loan B
4.000%, 04/14/21	660	660

Description	Face Amount (000)	Value (000)

Lions Gate Entertainment, Second Lien
5.000%, 07/19/20	$300	$304
Marina District Finance (Borgata), Cov-Lite Term Loan B
6.750%, 08/15/18	574	580
MGM Resorts, Term Loan B
3.500%, 12/20/19	507	505
Mohegan Tribal Gaming, Term Loan B
5.500%, 11/19/19	224	228
Parques, Term Loan
0.000%, 03/26/19	3,000	4,102
Pinnacle Entertainment, Term Loan B-2
3.750%, 08/13/20	295	295
Playa Resorts Holding, Term Loan B
4.000%, 08/09/19	189	190
RHP Hotel Properties, LP, Term Loan B
0.000%, 01/05/21(H)	755	759
Scientific Games, Term Loan B
4.250%, 10/18/20	2,941	2,907
SeaWorld Parks & Entertainmnt, Term Loan B-2
3.000%, 05/30/20	517	509
Shingle Springs Tribal, Term Loan B
6.250%, 08/29/19	158	162

Total Gaming/Leisure		30,887

Healthcare [2.2%]
Accellent Inc., First Lien Term Loan
4.500%, 03/12/21	320	319
Allscripts Healthcare Solutions, Term Loan A1
2.900%, 06/28/18	481	480
Biomet, Term Loan B-2
3.652%, 07/25/17	—	—
Carestream Health Holdings, Term Loan
5.000%, 06/05/19	491	491
Catalent Pharma, Term Loan
4.500%, 05/07/21	1,000	1,377
Community Health Systems, Extended Term Loan
3.478%, 01/25/17	160	160
Community Health Systems, Inc., 2021 Term D Loan
4.250%, 01/27/21	426	428
Community Health Systems, Inc., Term Loan A - 2019
2.900%, 01/25/19	4,000	3,985
ConvaTec Healthcare, Term Loan B
4.000%, 12/30/16	339	339

CITY NATIONAL ROCHDALE FUNDS | 17

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

DaVita Inc, Term Loan B
0.000%, 06/18/21(H)	$375	$377
Endo Pharmaceutical, Term Loan B - 2013
3.250%, 03/01/21	205	204
Envision Acquisition Company, First Lien Term Loan
5.750%, 11/04/20	169	170
Grifols, Inc, Term Loan B
3.150%, 02/27/21	2,525	2,521
Healogics, Term Loan
0.000%, 07/01/2021	360	356
Hologic, Term Loan B - Refi
3.250%, 08/01/19	324	324
Iasis Healthcare, Term Loan B - 2013
4.500%, 05/03/18	264	265
IMS Healthcare, Term Loan B - 2021
3.500%, 03/17/21	173	172
INC Research, Term Loan
4.250%, 07/12/18	552	551
LGC Science Holdings, Term Loan
0.000%, 03/12/21	3,000	4,132
Millennium Laboratories, LLC, Term Loan B
5.250%, 04/16/21	625	631
MultiPlan Inc, Term Loan
4.000%, 03/31/21	623	620
P2 Lower Acq. (Progressive), Term Loan
5.500%, 10/22/20	1,682	1,684
Par Pharmaceuticals, Term B-2 Loan
4.000%, 09/30/19	981	980
Patheon Inc, Term Loan B
4.250%, 03/11/21	550	545
Regional Care (aka RCHP, Inc.), First Lien Term Loan
6.000%, 04/23/19	1,215	1,210
Rexam Healthcare, Term Loan
0.000%, 05/03/21	3,000	4,110
Salix Pharmaceuticals, Term Loan
4.250%, 01/02/20	469	472
Valeant Pharmaceuticals International, Series C-2 TLB
3.750%, 12/11/19	128	128
Valeant Pharmaceuticals International, Series D-2 TLB
3.750%, 02/13/19	357	357
Valeant Pharmaceuticals International, Series E Tranche B Term Loan
3.750%, 06/26/20	2,952	2,949

Total Healthcare		30,337

Description	Face Amount (000)	Value (000)

Housing [0.4%]
ABC Supply Company, Term Loan B
3.500%, 04/16/20	$1,104	$1,100
Capital Automotive, Second Lien
6.000%, 04/30/20	825	841
Capital Automotive, Term Loan - 2013
4.000%, 04/10/19	1,711	1,714
Continental Building Products, First Lien Term Loan
4.750%, 08/28/20	527	527
CPG International, Term Loan B
4.750%, 09/30/20	224	224
QUIKRETE Holdings, First Lien Term Loan
4.000%, 09/28/20	284	284
Realogy Corporation, New Term Loan B
3.750%, 03/05/20	317	317

Total Housing		5,007

Industrials [0.2%]
Interpipe Ukraine
4.273%, 03/06/15(I)	3,624	2,573

Information Technology [2.5%]
Alcatel Lucent USA, US Term Loan (TLC)
4.500%, 01/29/19	3,227	3,227
Aricent Technologies, Term Loan
5.500%, 04/14/21	430	435
Arris Group, Term Loan B
3.500%, 04/17/20	574	572
Avago Technologies Finance, Term Loan B
3.750%, 05/06/21	1,835	1,840
Avaya Inc., Term B-6 Loans
6.500%, 03/31/18	1,390	1,390
Avaya, Term B3 Extended
4.727%, 10/26/17	1,175	1,149
Blackboard, Term Loan B3
4.750%, 10/04/18	219	221
CDW, Term Loan
3.250%, 04/29/20	1,578	1,560
CompuCom Systems, Term Loan B
4.250%, 05/07/20	138	137
Datapipe, Term Loan B
5.250%, 03/15/19	109	109
Dealertrack Technologies, Inc., Term Loan B
3.500%, 02/28/21	160	160
Dell, Term Loan B
4.500%, 04/29/20	3,742	3,759
Deluxe Entertainment Services Group, Term Loan
6.500%, 02/28/20	610	608

CITY NATIONAL ROCHDALE FUNDS | 18

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Fidji Luxembourg (BC3) S.à r.l., Term Loan
6.250%, 12/24/20	$285	$287
First Advantage, Term Loan B
6.250%, 02/28/19	287	286
Freescale Semiconductor, Term B-5
5.000%, 01/15/21	234	235
Freescale Semiconductor, Tranche B4 Term Loan
4.250%, 02/28/20	4,078	4,074
Genesys Telecom, Term Loan B 2013
4.000%, 01/31/20	191	190
Infor (US) , Term Loan B-5
3.750%, 06/03/20	912	905
Infor (US), Term Loan B-3
3.750%, 06/03/20	192	190
Internap Network Services, Term Loan
6.000%, 11/26/19	314	315
iQor US Inc., Term Loan B
6.000%, 04/01/21	1,055	1,011
M/A-COM Technology Solutions , Term Loan
4.500%, 05/07/21	180	181
Merrill, Term Loan
5.750%, 03/08/18	416	423
Microsemi Corporation, Term Loan B-1
3.250%, 02/19/20	295	294
Nuance Communications, Term Loan
2.900%, 08/07/19	189	187
Oberthur Technologies, Term Loan B
5.750%, 10/18/19	289	291
Omnitracs, Term Loan
4.750%, 11/25/20	299	301
On Semiconductor, Term Loan
1.984%, 01/02/18	548	535
Open Text, Term Loan
3.250%, 01/16/21	444	443
Presidio, Inc., Term Loan - 2014
5.000%, 03/31/17	306	307
Redtop Acquisitions, First Lien Term Loan
4.500%, 12/03/20	311	313
Redtop Acquisitions, Second Lien
8.250%, 06/03/21	190	195
Rovi Solutions Corporation, Term Loan B
0.000%, 07/02/21(H)	415	413
Rovi Solutions Corporation, Tranche B-3 Loan
3.500%, 03/28/19	362	360
Sophia LP, Term Loan B-1
4.000%, 07/19/18	499	498

Description	Face Amount (000)	Value (000)

Spansion, Term Loan B
3.750%, 12/19/19	$269	$269
SunGard Data Systems, Term Loan E
4.000%, 03/08/20	873	874
Technicolor, Term Loan
0.000%, 07/11/20(H)	4,000	4,043
The Active Network, First Lien Term Loan
5.500%, 11/13/20	110	109
Triple Point Group Holdings, Term Loan B
5.250%, 07/10/20	204	181
Verint Systems, Inc, Cov-Lite Term Loan
3.500%, 09/06/19	109	109
Vertafore, Term Loan - 2013
4.250%, 10/03/19	275	276
WestCorp, Term Loan B-10
3.250%, 06/30/18	500	497

Total Information Technology		33,759

Manufacturing [0.3%]
Accudyne Industries (Hamilton), 2013 Specified Refinancing Term Loan
4.000%, 12/13/19	1	1
Alliance Laundry, Term Loan - 2013
4.250%, 12/07/18	683	687
Doosan Infracore, Term Loan B
0.000%, 05/14/21	505	509
Gates Global LLC, Term Loan B
0.000%, 06/11/21(H)	635	633
Generac Power Systems, Term Loan B
3.500%, 06/22/18	211	209
Grede Holdings LLC, Term Loan B
0.000%, 05/21/21	370	371
Mirror Bidco Corp. (Dematic), Cov-Lite Term Loan
4.250%, 12/28/19	296	296
Otter Products, LLC, Term Loan B
5.750%, 05/29/20	155	153
Signode Industrial Group US Inc., Term Loan B
4.000%, 05/01/21	395	394
Southwire Company, Term Loan B
3.250%, 02/10/21	345	344
Utex Industries, First Lien Term Loan
5.000%, 05/14/21	290	293

Total Manufacturing		3,890

CITY NATIONAL ROCHDALE FUNDS | 19

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Metals/Minerals [0.8%]
Arch Coal, Term Loan B
6.250%, 05/16/18	$812	$797
Atkore International, First Lien Term Loan
4.500%, 04/09/21	360	360
Atlas Iron Limited, Term Loan
8.750%, 12/10/17	118	118
Boomerang Tube, Term Loan B
11.000%, 10/11/17	222	200
Fortescue Metals Group (FMG), Cov-Lite Term Loan
3.750%, 06/30/19	6,030	6,032
Freeport-McMoran C & G, Term Loan A
1.650%, 05/31/18	450	446
Murray Energy, Term Loan
5.250%, 12/05/19	495	501
Novelis, Term Loan - 2013
3.750%, 03/10/17	1,269	1,269
Peabody Energy, Term Loan B
4.250%, 09/24/20	522	526
TMS International, Term Loan B
4.500%, 10/16/20	110	110
Walter Energy, Term Loan B
7.250%, 04/02/18	420	405

Total Metals/Minerals		10,764

Retail [1.4%]
Academy Sports, Term Loan - 2012
4.500%, 08/03/18	182	183
CWGS Group, Term Loan
5.750%, 02/20/20	273	275
HMK Intermediate Holdings (Sleepys), Term Loan
5.000%, 03/30/19	343	342
Hudson's Bay Company, Term Loan B
4.750%, 11/04/20	486	492
J. Crew Group, Term Loan B
4.000%, 03/05/21	1,155	1,139
JC Penney, Term Loan B
6.000%, 05/21/18	3,501	3,539
Jo-Ann Stores, Initial Loans
4.000%, 03/16/18	627	622
Lands’ End, Inc., Term Loan B
4.250%, 04/04/21	1,045	1,043
Michaels Stores, Term Loan B
3.750%, 01/28/20	356	355
Neiman Marcus Group, First Lien Term Loan
4.250%, 10/25/20	3,593	3,583
Ollie's Bargain Outlet, Term Loan B
6.000%, 09/28/19	136	136
Party City Holdings Inc., 2014 Replacement Term Loans
4.000%, 07/27/19	46	46

Description	Face Amount (000)	Value (000)

Party City Holdings, 2013 Replacement Term Loans
4.000%, 07/23/19	$477	$474
Petco Animal Supplies, Term Loan B - 2013
4.000%, 11/24/17	375	376
Savers, New Term Loan
5.000%, 07/09/19	197	196
Sears Roebuck Acceptance, Term Loan B
5.500%, 06/30/18	2,635	2,662
The Men's Wearhouse, INC., Term Loan B
4.500%, 04/15/21	715	718
Toys R Us Property Company, Initial Term Loan
6.000%, 08/21/19	1,400	1,345
Toys R Us-Delaware, Term Loan
6.000%, 09/01/16	970	870
Toys R Us-Delaware, Term Loan B-3
5.250%, 05/25/18	140	113

Total Retail		18,509

Service [3.3%]
4L Technologies Inc. , Term Loan B
5.500%, 05/08/20	320	319
A'Ayan Leasing
3.750%, 05/26/16(I)	3,517	1,758
Advanced Disposal Services, Term Loan B-2
3.750%, 10/09/19	1,229	1,223
Asurion Corporation, Second Lien
8.500%, 03/03/21	1,800	1,866
Asurion Corporation, Term Loan B3
3.750%, 03/03/17	150	150
Asurion, Incremental Term Loan B-2
4.250%, 07/08/20	1,270	1,269
Asurion, Incremental Tranche B-1
5.000%, 05/24/19	3,735	3,756
Brand Energy & Infrastructure, Term Loan B
4.750%, 11/26/20	2,288	2,297
Callcredit Information Group, 1st Lien
5.086%, 02/12/21	3,000	5,150
Ceridian Corporation, Term B Loan
4.401%, 08/14/15	208	208
DigitalGlobe, Term Loan B
3.750%, 01/31/20	540	540
Dorna Sports, Term Loan
4.690%, 04/30/21	2,000	2,753

CITY NATIONAL ROCHDALE FUNDS | 20

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Environmental Resources, Term Loan
0.000%, 05/07/21(H)	$5,000	$4,968
Evertec Group, Term Loan A
2.750%, 04/17/18	578	569
Evertec Group, Term Loan B
3.500%, 04/17/20	193	190
First Data Corporation, 2021 Extended Dollar Term Loan
4.154%, 03/24/21	1,745	1,747
First Data, 2018 Dollar TL (Extended)
4.154%, 03/24/18	4,095	4,100
First Data, 2018B New Term Loan
4.154%, 09/24/18	805	805
Live Nation, Term Loan B
3.500%, 08/17/20	527	526
McGraw-Hill, Cov-Lite Term Loan
5.750%, 03/22/19	264	269
Nets Holdings, Term Loan
0.000%, 05/04/21(H)	3,000	4,114
Power Buyer, Delay Draw
4.250%, 05/06/20	66	64
Power Buyer, Second Lien
8.250%, 11/06/20	180	175
Power Buyer, Term Loan
4.250%, 05/06/20	527	515
Sabre, Term Loan B-2
4.500%, 02/19/19	100	100
Sabre, Term Loan C
4.000%, 02/19/18	34	34
Securitas Direct, Term Loan
10.762%, 08/30/19	3,000	4,298
Servicemaster Company, LLC, Term Loan B
0.000%, 06/25/21(H)	75	75
Spin Holdco (Coinmach), Term Loan B
4.250%, 11/14/19	110	110
Springer Science Business Media, Term Loan B2
5.000%, 08/14/20	274	274
Tervita Corp, Term Loan
6.250%, 05/14/18	199	200
USIC Holdings, Term Loan
4.000%, 07/10/20	189	187

Total Service		44,609

Sovereign [0.5%]
Arab Republic of Egypt, Term Loan
4.842%, 01/04/21(I)(J)	3,403	2,951
Tanzania, Term Loan
6.130%, 03/03/20	4,000	3,980

Description	Face Amount (000)	Value (000)

Total Sovereign		$6,931
Telecommunications [2.6%]
Cincinnati Bell, Term Loan B - 2013
4.000%, 09/10/20	$1,926	1,924
Consolidated Communications, Term Loan
4.250%, 12/23/20	374	376
Eircom Finco, Term Loan
4.790%, 09/30/19	3,002	4,023
Frontier Communications, Term Loan A
3.025%, 10/14/16	4,429	4,373
Integra Telecom, Second Lien
9.750%, 02/21/20	165	168
Integra Telecom, Term B Loan
5.250%, 02/22/19	410	412
Intelsat Jackson Holdings, Term Loan B2
3.750%, 06/30/19	2,488	2,491
Level 3 Communications, Term Loan B - 2020
4.000%, 01/15/20	4,020	4,021
Level 3 Communications, Term Loan B-3 -2019
4.000%, 08/01/19	1,145	1,146
LTS Buyer (Light Tower), Second Lien
8.000%, 04/12/21	51	51
LTS Buyer (Light Tower), Term Loan
4.000%, 04/13/20	1,014	1,010
Numericable U.S. LLC, Term Loan B-1
4.500%, 04/23/20	4,708	4,735
Numericable U.S. LLC, Term Loan B-2
4.500%, 04/23/20	1,477	1,486
Telenet Communications, Term Loan
3.769%, 06/30/23	3,000	4,103
Telx Group, Term Loan B (2014)
4.500%, 04/09/20	570	570
Windstream, Term Loan B4
3.500%, 01/10/20	316	316
Zayo Group, Term Loan B - 2012
4.000%, 07/02/19	3,785	3,788

Total Telecommunications		34,993

Transportation [0.6%]
Affinia Group, Term Loan B-2
4.750%, 04/25/20	101	102
Allison Transmission, Term Loan B3 (2013)
3.750%, 08/23/19	1,307	1,310
Chrysler Automotive, 2014 Term Loan B
3.250%, 12/31/18	1,500	1,495

CITY NATIONAL ROCHDALE FUNDS | 21

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Chrysler Group
4.250%, 05/24/17	$1,266	$1,270
Commercial Barge Line Company, Term Loan B
7.500%, 09/22/19	297	298
CS Intermedia Holdco 2 LLC, Term Loan
4.000%, 04/04/21	285	284
FleetPride, Term Loan B
5.250%, 11/15/19	212	211
Key Safety Systems, Term Loan B
4.750%, 05/10/18	149	149
Navios Maritime Partners, Term Loan B
5.250%, 06/27/18	352	356
Navistar, Tranche B Term Loan
5.750%, 08/17/17	300	306
Remy International, Term Loan - 2013
4.250%, 03/05/20	435	434
Schaeffler Finance BV, Term Loan E
3.750%, 05/12/20	1,170	1,174
Tomkins (Pinafore), Term B-2 Loan
3.750%, 09/29/16	164	164
Tower Auto Holdings, Term Loan B - 2020
4.000%, 04/23/20	223	222
Visteon Corporation, Term Loan B
0.000%, 04/09/21(H)	535	531
Wabash National, Term Loan
4.500%, 05/08/19	159	159

Total Transportation		8,465

Utility [0.8%]
Astoria Generating Co Acquisitions, Term Loan
8.500%, 10/26/17	280	288
Calpine, Construction TL B1 (2020)
3.000%, 05/03/20	149	146
Calpine, Construction TL B2 (2022)
3.250%, 01/31/22	1,096	1,085
Calpine, Term Loan
4.000%, 04/01/18	490	492
Calpine, Term Loan B2
4.000%, 04/01/18	83	83
Calpine, Term Loan B3
4.000%, 09/27/19	1,573	1,576
Calpine, Term Loan B4
4.000%, 10/31/20	1,152	1,155
Dynegy, Term Loan B-2
4.000%, 04/23/20	193	193
EFS Cogen Holdings I, Term Loan
3.750%, 12/17/20	514	515

Description	Face Amount (000)	Value (000)

Empire Generating Co, LLC, Term Loan B
5.250%, 03/12/21	$1,575	$1,589
Empire Generating Co, LLC, Term Loan C
5.250%, 03/12/21	110	111
ExGen Renewables I, LLC, Term Loan
5.250%, 02/06/21	397	402
La Frontera Generation, Term Loan B
4.500%, 09/30/20	1,156	1,159
NRG Energy, Term Loan
2.750%, 07/01/18	1	1
Texas Competitive Electric, Delay Draw
0.000%, 05/13/16(H)	233	234
Texas Competitive Electric, DIP Term Loan
3.750%, 05/05/16	302	303
TPF Generation Holdings, Term Loan B - 2013
4.750%, 12/31/17	924	895
TPF II, First Lien Term Loan
6.500%, 08/21/19	184	186
Viva Alamo LLC, Term Loan B
4.750%, 02/22/21	239	242

Total Utility		10,655

Wireless Communications [0.3%]
Cellular South, Term Loan B
3.250%, 05/23/20	84	84
Crown Castle International, Incremental Term Loan B
3.000%, 01/31/21	1,315	1,314
nTelos, Term Loan B
5.750%, 11/09/19	937	937
SBA Senior Finance, Tranche B-1 Term Loan
3.250%, 03/24/21	650	645
Syniverse Technologies, Old Term Loan B
4.000%, 04/23/19	775	774
Syniverse Technologies, Tranche B Term Loan
4.000%, 04/23/19	887	885

Total Wireless Communications		4,639

Total Loan Participations
(Cost $421,838)		423,751

Life Settlement Contracts [8.6%] (F)(G)(I)
American General Life #460L,
Acquired 05/30/2014*	303	317
American General Life #508L,
Acquired 05/30/2014*	2,595	2,654
American General Life #634L,
Acquired 05/30/2014*	530	642
AXA Equitable Life #0474,
Acquired 11/04/2013*	7,290	9,411

CITY NATIONAL ROCHDALE FUNDS | 22

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

AXA Equitable Life #0932,
Acquired 11/04/2013*	$1,014	$2,910
AXA Equitable Life #1600,
Acquired 05/30/2014*	1,436	1,504
AXA Equitable Life #1616,
Acquired 05/30/2014*	3,254	3,314
AXA Equitable Life #1898,
Acquired 11/04/2013*	441	235
AXA Equitable Life #4496,
Acquired 11/04/2013*	115	542
AXA Equitable Life #7233,
Acquired 11/04/2013*	395	887
AXA Equitable Life #7578,
Acquired 11/04/2013*	2,104	1,257
AXA Equitable Life #7857,
Acquired 11/04/2013*	2,297	2,372
AXA Equitable Life #8538,
Acquired 11/04/2013*	1,333	1,669
AXA Equitable Life #9345,
Acquired 11/04/2013*	143	—
Guardian Insurance #0346,
Acquired 11/04/2013*	646	1,850
ING #3394,
Acquired 05/30/2014*	3,687	3,756
ING Reliastar #1234,
Acquired 12/05/2013*	1,067	2,124
ING Reliastar #1649,
Acquired 12/05/2013*	61	1,023
ING Reliastar #4842,
Acquired 11/20/2013*	921	1,874
ING Reliastar #776H,
Acquired 05/30/2014*	1,518	1,550
John Hancock #0430,
Acquired 05/30/2014*	2,418	2,469
John Hancock #0801,
Acquired 05/30/2014*	1,564	1,634
John Hancock #1929,
Acquired 05/30/2014*	3,813	3,865
John Hancock #2223,
Acquired 11/19/2013*	1,279	2,108
John Hancock #5072,
Acquired 05/30/2014*	1,409	1,444
John Hancock #5080,
Acquired 11/19/2013*	313	1,534
John Hancock #5885,
Acquired 05/30/2014*	894	924
John Hancock #6686,
Acquired 05/30/2014*	3,035	3,147
John Hancock #6912,
Acquired 05/30/2014*	1,065	1,125
Lincoln Benefit Life #9330,
Acquired 05/30/2014*	5,482	5,702
Lincoln National #4654,
Acquired 05/30/2014*	721	731
Lincoln National #9239,
Acquired 05/30/2014*	2,181	2,219
Mass Mutual #1849,
Acquired 11/05/2013*	2,926	3,270
Mass Mutual #5167,
Acquired 05/30/2014*	63	189

Description	Face Amount (000)	Value (000)

Mass Mutual #5681,
Acquired 11/05/2013*	$288	$1,462
Mass Mutual #5864,
Acquired 05/30/2014*	4,668	4,890
Mass Mutual #6620,
Acquired 11/05/2013*	222	1,125
Met Life #8MLU,
Acquired 05/30/2014*	1,413	2,250
NY Life & Annuity #4757,
Acquired 05/30/2014*	3,159	3,294
NY Life Insurance #5673,
Acquired 05/30/2014*	3,334	3,392
Pacific Life #7850,
Acquired 05/30/2014*	550	580
Penn Mutual #3106,
Acquired 05/30/2014*	1,294	1,324
Phoenix Life #5555,
Acquired 05/30/2014*	3,946	4,112
Phoenix Life #6161,
Acquired 05/30/2014*	3,472	3,540
Phoenix Life #8499,
Acquired 05/30/2014*	756	813
Phoenix Life #8509,
Acquired 05/30/2014*	761	818
Principal Financial #6653,
Acquired 10/30/2013*	306	1,078
Security Mutual Life #5380,
Acquired 10/30/2013*	410	603
Transamerica #0152,
Acquired 10/28/2013*	2,916	4,031
Transamerica #1708,
Acquired 10/28/2013*	957	2,679
Transamerica #2275,
Acquired 10/28/2013*	6,252	5,678
Transamerica #3426,
Acquired 11/12/2013*	275	521
Transamerica #8205,
Acquired 10/28/2013*	714	1,286
Union Central Life #4500,
Acquired 10/30/2013*	790	3,179

Total Life Settlement Contracts
(Cost $94,796)		116,907

Sovereign Debt [1.6%]
Bosnia & Herzegovina Government International Bond
1.095%, 12/11/17(C)	2,111	2,500
Egyptian Paris Club
2.779%, 01/01/21(I)(J)	253	220
Ghana Government Bond
14.250%, 07/25/16(I)	1,489	374
Islamic Republic of Pakistan
7.125%, 03/31/16	4,220	4,347
Kenya Government International Bond
5.875%, 06/24/19	2,000	2,040
Mozambique EMATUM Finance 2020 BV
6.305%, 09/11/20	4,000	4,040

CITY NATIONAL ROCHDALE FUNDS | 23

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Republic of Angola
6.597%, 12/06/20	$7,000	$6,965
United Republic of Tanzania
6.332%, 03/09/20(C)	1,000	1,065

Total Sovereign Debt
(Cost $21,815)		21,551

Convertible Bonds [1.3%]
Diversified Minerals [0.3%]
African Minerals
8.500%, 02/10/17	4,000	3,480

Medical Products & Services [0.1%]
Bio City Development B.V
8.000%, 07/06/18(B)(I)	1,000	850

Metal-Iron [0.1%]
London Mining Jersey
12.000%, 02/15/16	1,500	1,245

Miscellaneous Manufacturing [0.1%]
TMK Bonds
5.250%, 02/11/15	2,000	2,010

Total Miscellaneous Manufacturing		2,010

Petroleum & Fuel Products [0.7%]
Essar Energy Investment
4.250%, 02/01/16	10,000	9,965

Total Convertible Bonds
(Cost $18,416)		17,550

Asset-Backed Securities [1.0%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 06/06/16 (F)(I)	8,942	8,423
Start CLO, Ser 2011-7A, Cl A
15.235%, 06/09/16(A) (C)	3,500	3,688
Yapi Kredi Diversified Payment Rights Finance, Ser 2010-1, Cl A
0.869%, 11/21/14(C)	941	935

Total Asset-Backed Securities
(Cost $13,394)		13,046

Sovereign Loan [0.5%]
Kenya Ministry of Finance
4.975%, 08/15/14	7,000	6,965

Total Sovereign Loan
(Cost $6,998)		6,965

Description	Number of Warrants/ Face Amount (000)/Shares	Value (000)
Warrants [0.4%]
Central Bank of Nigeria,
Expires 11/15/20*	38,250	$5,737
Gulf Keystone Petro,
Expires 04/18/17*	608,000	213

Total Warrants
(Cost $6,790)		5,950

Mortgage-Backed Securities [0.2%]
Russian Mortgage Backed Security
1.151%, 05/15/34(I)	$1,065	1,028
Sealane Trade Finance, Ser 2011-1X, Cl A
14.234%, 02/12/16(C)	1,000	1,054

Total Mortgage-Backed Securities
(Cost $2,017)		2,082

Common Stock [0.0%]
Energy [0.0%]
Aventine Renewable Energy Holdings *(I)	3,836	24
Lone Pine Resource *(I)	9,355	—
Lone Pine Resource A * (F)(I)	9,355	23

Total Energy		47

Services [0.0%]
A'Ayan Leasing * (F)(I)	1,113,750	174

Total Common Stock
(Cost $477)		221

Short-Term Investment [4.3%]
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	58,717,267	58,717

Total Short-Term Investment
(Cost $58,717)		58,717

Total Investments [98.6%]
(Cost $1,301,280)		$1,338,399

Percentages are based on Net Assets of $1,357,770 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $1,301,280 (000), and the unrealized appreciation and depreciation were $50,128 (000) and $13,009 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2014.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2014, the value of these securities amounted to $168,826 (000), representing 12.4% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2014.

CITY NATIONAL ROCHDALE FUNDS | 24

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

(D)	Step Bond — The rate reported is the rate in effect on June 30, 2014. The coupon on a step bond changes on a specific date.
(E)	Is Payment in Kind.
(F)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2014 was $129,004 (000) and represented 9.5% of Net Assets of the Fund.

(G)	Security is considered restricted. The total market value of such securities as of June 30, 2014 was $116,907 (000) and represented 8.6% of Net Assets of the Fund.
(H)	Unsettled bank loan.
(I)	Security is considered illiquid. The total market value of such securities as of June 30, 2014 was $139,109 (000) and represented 10.2% of Net Assets of the Fund.
(J)	Rate shown is the effective yield at time of purchase.

CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
EUR — Euro
GBP — British Pound Sterling
HMO — Health Maintenance Organization
LLC — Limited Liability Corporation
LLP — Limited Liability Partnership
MLP — Master Limited Partnership
MTN — Medium Term Note
NOK — Norwegian Krone
PLC — Public Limited Company
PIK — Payment-in Kind
Ser — Series
SPE — Special Purpose Entity
USD — United States Dollar
Amounts designated as "—" are either $0 or have been rounded to $0.

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$669,439	$2,220	$671,659
Loan Participations	—	420,800	2,951	423,751
Life Settlement Contracts	—	—	116,907	116,907
Sovereign Debt	—	21,332	219	21,551
Convertible Bonds	—	17,550	—	17,550
Asset-Backed Securities	—	—	13,046	13,046
Sovereign Loan	—	6,965	—	6,965
Warrants	5,737	213	—	5,950
Mortgage-Backed Securities	—	1,028	1,054	2,082
Common Stock	—	198	23	221
Short-Term Investment	58,717	—	—	58,717
Total Investments in Securities	$64,454	$1,137,525	$136,420	$1,338,399

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$99	$—	$99
Unrealized Depreciation	—	(792)	—	(792)
Total Other Financial Instruments	$—	$(693)	$—	$(693)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Of the $136,420 (000) in Level 3 securities as of June 30, 2014, $125,330 (000) or 91.9% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

CITY NATIONAL ROCHDALE FUNDS | 25

Consolidated Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2014:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2013	$995	$—	$234
Accrued discounts/ premiums	(5)	—	5
Realized gain/(loss)	2	—	9
Change in unrealized appreciation/(depreciation)	(1)	22,111	15
Purchases	—	94,796	—
Sales/paydowns	(991)	—	(44)
Transfers into Level 3	2,951	—	—
Transfers out of Level 3	—	—	—
Ending balance as of June 30, 2014	$2,951	$116,907	$219
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1)	$22,111	$15

	Investments in Asset-Backed Securities	Investments in Mortgage-Backed Securities	Investments in Corporate Bonds
Beginning balance as of October 1, 2013	$18,301	$1,038	$—
Accrued discounts/ premiums	(102)	—	—
Realized gain/(loss)	(1)	—	—
Change in unrealized appreciation/(depreciation)	285	16	—
Purchases	—	—	2,220
Sales/paydowns	(5,437)	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of June 30, 2014	$13,046	$1,054	$2,220
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$285	$16	$—

	Investments in Common Stock	Total
Beginning balance as of October 1, 2013	$—	$20,568
Accrued discounts/ premiums	—	(102)
Realized gain/(loss)	—	10
Change in unrealized appreciation/(depreciation)	—	22,426
Purchases	23	97,039
Sales/paydowns	—	(6,472)
Transfers into Level 3	—	2,951
Transfers out of Level 3	—	—
Ending balance as of June 30, 2014	$23	$136,420
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$22,426

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2014 (000)	Valuation Techniques
BT SPE	$8,423	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

Life Settlement Contracts	116,907	Discounted Cash Flow Model

Observable Inputs
N/A

		Unobservable Inputs	Range
		Discount Rate	13%
		Expected Maturity (months)	33-128

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended June 30, 2014, there were transfers between Level 2 and Level 3 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 26

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Multi-Asset Fund

Description	Shares	Value (000)

Exchange Traded Funds [55.8%]
Energy Select Sector SPDR Fund	5,165	$517
Industrial Select Sector SPDR	16,146	873
iShares 7-10 Year Treasury Bond ETF	36,110	3,740
iShares Russell 3000 Index Fund	11,850	1,395
iShares S&P MidCap 400 Index Fund	8,055	1,153
SPDR S&P 500	9,408	1,841
SPDR S&P Dividend	15,262	1,169
Technology Select Sector SPDR	14,165	543
Vanguard FTSE Europe ETF	25,370	1,521
Vanguard REIT	5,185	388
Vanguard Small Cap Value	10,370	1,215

Total Exchange Traded Funds
(Cost $13,125)		14,355

Unaffiliated Registered Investment Companies [27.2%]
Eaton Vance Floating Rate Advantage Fund	68,817	767
Ivy High Income Fund	167,420	1,467
Market Vectors Emerging High Yield Bond ETF	28,700	758
Oppenheimer Senior Floating Rate Fund	90,256	758
Vanguard Short-Term Bond Index Fund	219,954	2,316
Voya Global Real Estate Fund	45,997	937

Total Registered Investment Companies
(Cost $6,851)		7,003

Affiliated Registered Investment Companies [15.5%]
City National Rochdale Corporate Bond Fund, Servicing Class	150,395	1,613
City National Rochdale Government Bond Fund, Institutional Class	110,263	1,159
City National Rochdale Limited Maturity Fixed Income Fund, Institutional Class	109,642	1,228

Total Affiliated Registered Investment Companies
(Cost $4,042)		4,000

Short-Term Investments [1.4%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%‡*	183,990	184

Description	Shares	Value (000)

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	183,682	$184

Total Short-Term Investments
(Cost $368)		368

Total Investments [99.9%]
(Cost $24,386)		$25,726

Percentages are based on Net Assets of $25,755 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $24,386 (000), and the unrealized appreciation and depreciation were $1,435 (000) and $95 (000), respectively.

*	The rate reported is the 7-day effective yield as of June 30, 2014.
‡	Investment in Affiliate.

Cl — Class
ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

As of June 30, 2014, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Dividend and Income Portfolio

Description	Shares	Value (000)

Common Stock [98.1%]‡
Consumer Discretionary [6.4%]
Lamar Advertising, Cl A	60,000	$3,180
Mattel	95,500	3,722
McDonald's	33,800	3,405
Regal Entertainment Group, Cl A	82,300	1,736

Total Consumer Discretionary		12,043

Consumer Staples [25.7%]
Altria Group	14,250	598
B&G Foods	70,900	2,318
Campbell Soup	15,000	687
Clorox	32,100	2,934
Coca-Cola	18,000	762
ConAgra Foods	27,800	825
Dr Pepper Snapple Group	52,900	3,099
General Mills	66,680	3,503
Hershey	14,400	1,402
Imperial Tobacco Group ADR	23,152	2,084
Kellogg	40,500	2,661
Kimberly-Clark	18,200	2,024
Kraft Foods Group	13,194	791
Lorillard	83,590	5,096
PepsiCo	8,000	715
Philip Morris International	52,600	4,435
Procter & Gamble	39,149	3,077
Reynolds American	10,692	645
Sysco	61,600	2,307
Unilever ADR	22,200	1,006
Universal	38,592	2,136
Vector Group	132,647	2,743
Wal-Mart Stores	35,200	2,643

Total Consumer Staples		48,491

Energy [12.7%]
Buckeye Partners	4,400	365
Chevron	30,683	4,006
ConocoPhillips	27,500	2,358
Crestwood Midstream Partners	60,071	1,326
Enbridge Energy Partners	15,000	554
Energy Transfer Partners	3,700	214
Enterprise Products Partners	36,292	2,841
Exxon Mobil	25,838	2,601
Kinder Morgan Energy Partners	5,700	469
NuStar Energy	11,250	698
Occidental Petroleum	25,500	2,617
ONEOK	18,500	1,259
ONEOK Partners	2,400	141
Plains All American Pipeline	60,725	3,646
Spectra Energy	4,753	202
TransCanada	13,928	665

Total Energy		23,962

Financials [5.5%]
Arthur J Gallagher	13,200	615
BB&T	33,000	1,301
Cincinnati Financial	51,700	2,484
Compass Diversified Holdings	32,000	581

Description	Shares	Value (000)

FirstMerit	28,571	$565
JPMorgan Chase	12,000	691
Mercury General	15,000	705
NBT Bancorp	25,935	623
People's United Financial	30,000	455
Prospect Capital	120,000	1,275
Travelers	6,067	571
US Bancorp	10,000	433

Total Financials		10,299

Health Care [7.7%]
Bristol-Myers Squibb	62,000	3,008
Eli Lilly	48,400	3,009
GlaxoSmithKline ADR	32,000	1,711
Johnson & Johnson	38,200	3,997
Merck	28,150	1,628
Pfizer	41,944	1,245

Total Health Care		14,598

Industrials [4.3%]
3M	5,400	774
Eaton (A)	39,700	3,064
General Dynamics	14,500	1,690
General Electric	57,400	1,508
Honeywell International	1,872	174
Lockheed Martin	6,000	964

Total Industrials		8,174

Information Technology [2.2%]
IBM	2,000	362
Intel	83,000	2,565
Paychex	10,000	416
Seagate Technology	15,000	852

Total Information Technology		4,195

Materials [4.3%]
Dow Chemical	19,000	978
EI du Pont de Nemours	52,700	3,449
Nucor	15,000	739
Olin	57,000	1,534
Sonoco Products	24,000	1,054
Southern Copper	12,128	368

Total Materials		8,122

REITs [9.7%]
Apartment Investment & Management, Cl A	17,229	556
Camden Property Trust	8,914	634
EPR Properties	18,200	1,017
Government Properties Income Trust	35,000	889
Health Care Property Investors	33,546	1,388
Health Care REIT	11,612	728
Healthcare Realty Trust	17,000	432
Liberty Property Trust	17,385	659
Mack-Cali Realty	35,000	752
Mid-America Apartment Communities	12,000	877
National Health Investors	20,000	1,251

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Dividend and Income Portfolio

Description	Shares	Value (000)

National Retail Properties	36,500	$1,357
Plum Creek Timber	24,000	1,082
Public Storage	10,000	260
QTS Realty Trust, Cl A	8,000	229
Ramco-Gershenson Properties Trust	4,000	67
Select Income REIT	50,000	1,482
Senior Housing Properties Trust	13,000	316
Sovran Self Storage	10,036	775
Tanger Factory Outlet Centers	27,984	979
Ventas	38,632	2,476
Weyerhaeuser	9,170	304

Total REITs		18,510

Shipping & Transportation [0.7%]
Fly Leasing ADR	87,370	1,266

Telecommunication Services [5.2%]
AT&T	84,500	2,988
Consolidated Communications Holdings	125,400	2,789
Verizon Communications	54,067	2,645
Windstream Holdings	136,128	1,356

Total Telecommunication Services		9,778

Utilities [13.7%]
AGL Resources	8,000	440
American Electric Power	25,000	1,394
AmeriGas Partners	28,200	1,280
Atmos Energy	15,000	801
Brookfield Infrastructure Partners	20,000	835
Cleco	4,536	267
Dominion Resources	15,000	1,073
DTE Energy	10,000	778
Duke Energy	31,006	2,300
Entergy	13,700	1,125
Ferrellgas Partners	7,300	200
FirstEnergy	38,000	1,319
Hawaiian Electric Industries	24,010	608
National Fuel Gas	13,286	1,040
NiSource	20,000	787
Northeast Utilities	37,492	1,772
Northwest Natural Gas	8,396	396
OGE Energy	33,600	1,313
ONE Gas	4,625	175
Pinnacle West Capital	28,885	1,671
Portland General Electric	12,000	416
PPL	20,000	711
SCANA	33,000	1,776
Suburban Propane Partners	11,200	515
UIL Holdings	11,000	426
United Utilities Group ADR	19,318	583
Wisconsin Energy	27,500	1,290
Xcel Energy	20,000	645

Total Utilities		25,936

Total Common Stock
(Cost $136,865)		185,374

Description	Face Amount (000)/Shares	Value (000)

Preferred Stock [0.8%]
REITs [0.5%]
CommonWealth	10,000	$258
First Potomac Realty Trust	10,000	259
National Retail Properties	10,000	252
Public Storage	10,000	244

Total REITs		1,013

Telecommunication Services [0.3%]
Qwest	10,000	264
Verizon Communications	10,000	258

Total Telecommunication Services		522

Total Preferred Stock
(Cost $1,482)		1,535

Asset-Backed Security [0.2%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16 (B)(C)	$457	431

Total Asset-Backed Security
(Cost $457)		431

Short-Term Investments [2.5%]
City National Rochdale Government Money Market Fund, 0.010%@**	2,318,694	2,319
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	2,340,100	2,340

Total Short-Term Investments
(Cost $4,659)		4,659

Total Investments [101.6%]
(Cost $143,463)†		$191,999

Percentages are based on Net Assets of $188,886 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $143,463 (000), and the unrealized appreciation and depreciation were $49,862 (000) and $1,326 (000), respectively.
‡	Note the Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.
@	Investment in Affiliate.
**	The rate reported is the 7-day effective yield as of June 30, 2014.
(A)	Foreign Security.
(B)	Security is considered illiquid. The total market value of such security as of June 30, 2014 was 431 (000) and represented 0.2% of net assets of the Fund.
(C)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2014 was $431 (000) and represented 0.2% of net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
REIT — Real Estate Investment Trust
SPE — Special Purpose Entity

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale Dividend and Income Portfolio

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$185,374	$—	$—	$185,374
Preferred Stock	1,535	—	—	1,535
Asset-Backed Security	—	—	431	431
Short-Term Investments	4,659	—	—	4,659
Total Investments in Securities	$191,568	$—	$431	$191,999

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2014:

Investments in Asset-Backed Security (000)
Beginning balance as of October 1, 2013	$579
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	9
Purchases	—
Sales/paydowns	(157)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2014	$431
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$9

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2014 (000)	Valuation Techniques
BT SPE	$431	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2014, the transfers into Level 1 were due to changes in the availability of observable inputs to determine fair value.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale U.S. Core Equity

Description	Shares	Value (000)

Common Stock [98.6%]
Aerospace & Defense [4.0%]
Hexcel *	82,000	$3,354
Textron	72,000	2,757
United Technologies	28,800	3,325

Total Aerospace & Defense		9,436

Auto Components [1.5%]
Magna International	33,300	3,588

Biotechnology [7.0%]
Biogen Idec *	12,650	3,989
Celgene *	78,200	6,716
Gilead Sciences *	72,700	6,027

Total Biotechnology		16,732

Capital Markets [3.1%]
Affiliated Managers Group *	17,300	3,553
State Street	57,100	3,841

Total Capital Markets		7,394

Chemicals [2.4%]
Eastman Chemical	33,100	2,891
LyondellBasell Industries, Cl A	29,000	2,832

Total Chemicals		5,723

Commercial Banks [3.2%]
CIT Group	59,800	2,736
Wells Fargo	93,200	4,899

Total Commercial Banks		7,635

Communications Equipment [2.8%]
Ciena *	139,400	3,019
Qualcomm	46,300	3,667

Total Communications Equipment		6,686

Computers & Peripherals [4.3%]
Apple	110,200	10,241

Construction & Engineering [1.3%]
Quanta Services *	91,000	3,147

Consumer Finance [2.5%]
American Express	61,300	5,816

Diversified Financial Services [4.7%]
Citigroup	123,500	5,817
JPMorgan Chase	93,200	5,370

Total Diversified Financial Services		11,187

Diversified Telecommunication Services [1.6%]
Verizon Communications	77,700	3,802

Energy Equipment & Services [5.8%]
Halliburton	51,100	3,629
National Oilwell Varco	53,900	4,439

Description	Shares	Value (000)

Schlumberger	48,700	$5,744

Total Energy Equipment & Services		13,812

Food & Staples Retailing [3.9%]
Costco Wholesale	28,600	3,293
CVS	80,000	6,030

Total Food & Staples Retailing		9,323

Food Products [2.8%]
Tyson Foods, Cl A	55,400	2,080
WhiteWave Foods, Cl A *	140,200	4,538

Total Food Products		6,618

Health Care Equipment & Supplies [2.5%]
Edwards Lifesciences *	38,100	3,271
Intuitive Surgical *	6,650	2,738

Total Health Care Equipment & Supplies		6,009

Hotels, Restaurants & Leisure [1.3%]
Starbucks	39,200	3,033

Household Durables [1.8%]
PulteGroup	215,900	4,352

Insurance [3.3%]
ACE	24,000	2,489
Prudential Financial	60,000	5,326

Total Insurance		7,815

Internet Software & Services [5.1%]
Facebook, Cl A *	60,800	4,091
Google, Cl C *	13,970	8,105

Total Internet Software & Services		12,196

IT Services [3.8%]
MasterCard, Cl A	76,300	5,606
Visa, Cl A	15,900	3,350

Total IT Services		8,956

Leisure Equipment & Products [1.5%]
Polaris Industries	27,400	3,569

Life Sciences Tools & Services [1.8%]
Thermo Fisher Scientific	36,300	4,283

Machinery [3.5%]
Cummins	25,300	3,904
Wabtec	54,900	4,534

Total Machinery		8,438

Media [4.9%]
Comcast, Cl A	75,300	4,042
Lions Gate Entertainment	101,700	2,907
Walt Disney	54,000	4,630

Total Media		11,579

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (Unaudited)

City National Rochdale U.S. Core Equity

Description	Shares	Value (000)

Oil, Gas & Consumable Fuels [6.2%]
Cabot Oil & Gas	94,000	$3,209
Continental Resources *	32,100	5,073
Exxon Mobil	33,200	3,343
Occidental Petroleum	31,200	3,202

Total Oil, Gas & Consumable Fuels		14,827

Paper & Forest Products [1.1%]
International Paper	51,400	2,594

Pharmaceuticals [1.6%]
Mylan *	72,200	3,723

Professional Services [0.8%]
Verisk Analytics, Cl A *	30,300	1,818

Road & Rail [1.9%]
Union Pacific	46,100	4,598

Semiconductors & Semiconductor Equipment [1.3%]
NXP Semiconductor *	47,150	3,121

Software [1.0%]
Adobe Systems *	32,700	2,366

Specialty Retail [3.0%]
Home Depot	51,500	4,170
Lowe's	61,500	2,951

Total Specialty Retail		7,121

Water Utilities [1.3%]
American Water Works	61,400	3,036

Total Common Stock
(Cost $195,545)		234,574

Total Investments [98.6%]
(Cost $195,545)†		$234,574

Percentages are based on Net Assets of $237,940 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $195,545 (000), and the unrealized appreciation and depreciation were $40,207 (000) and $1,178 (000), respectively.

*	Non-income producing security.

Cl — Class

As of June 30, 2014, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Socially Responsible Equity Fund

Description	Shares	Value (000)

Common Stock [96.2%]
Automotive [5.2%]
Ford Motor	130,200	$2,245
Johnson Controls	27,800	1,388
PACCAR	20,000	1,257

Total Automotive		4,890

Banks [4.2%]
Bank of America	139,400	2,143
CIT Group	38,600	1,766

Total Banks		3,909

Broadcasting & Cable [1.9%]
Cisco Systems	71,900	1,787

Building & Construction [2.5%]
Owens Corning	59,500	2,301

Business Services [1.7%]
Xerox	128,300	1,596

Chemicals [1.8%]
EI du Pont de Nemours	25,600	1,675

Commercial Banks [2.4%]
BB&T	56,400	2,224

Communication & Media [2.4%]
Starz *	75,600	2,252

Computer Software [2.3%]
Microsoft	51,400	2,143

Drugs [2.4%]
AbbVie	39,900	2,252

Electric Services [5.8%]
Eaton	34,400	2,655
Northeast Utilities	38,200	1,806
Portland General Electric	26,300	912

Total Electric Services		5,373

Electronic Equipment & Instruments [1.4%]
Arrow Electronics *	20,400	1,232

Energy Equipment & Services [2.0%]
National Oilwell Varco	22,200	1,828

Financial Services [1.4%]
American Express	13,700	1,299

Food, Beverage & Tobacco [2.9%]
PepsiCo	29,900	2,671

Health Care Products & Services [0.9%]
Cardinal Health	12,700	871

Description	Shares	Value (000)

Household Furniture & Fixtures [5.0%]
Procter & Gamble	29,500	$2,318
Stanley Black & Decker	26,600	2,336

Total Household Furniture & Fixtures		4,654

Insurance [15.2%]
American International Group	47,400	2,587
Berkshire Hathaway, Cl B *	13,800	1,747
Chubb	9,300	857
DaVita HealthCare Partners *	30,800	2,227
Genworth Financial, Cl A *	151,900	2,643
HCC Insurance Holdings	36,000	1,762
Symetra Financial	102,000	2,319

Total Insurance		14,142

Machinery [0.8%]
Titan International	45,200	760

Medical Products & Services [8.8%]
Baxter International	35,300	2,552
Becton Dickinson	14,800	1,751
Covidien	22,900	2,065
Laboratory Corp of America Holdings *	17,300	1,772

Total Medical Products & Services		8,140

Personal Products [0.8%]
Elizabeth Arden *	33,600	720

Petroleum & Fuel Products [10.7%]
ConocoPhillips	20,000	1,715
Denbury Resources	104,500	1,929
Phillips 66	9,900	796
Southwestern Energy *	61,200	2,784
Spectra Energy	42,000	1,784
Whiting Petroleum *	11,300	907

Total Petroleum & Fuel Products		9,915

Printing & Publishing [1.5%]
Tyco International	29,875	1,362

Property & Casualty Insurance [1.4%]
Fidelity National Financial, Cl A	38,700	1,268

Real Estate Investment Trusts [3.4%]
Redwood Trust	66,400	1,293
Weyerhaeuser	56,500	1,870

Total Real Estate Investment Trusts		3,163

Real Estate Management & Development [2.9%]
Brookfield Asset Management, Cl A	40,000	1,761
Kennedy-Wilson Holdings	33,000	885

Total Real Estate Management & Development		2,646

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Socially Responsible Equity Fund
Description	Shares	Value (000)

Semi-Conductors [1.7%]
Broadcom, Cl A	42,200	$1,567

Telephone & Telecommunications [1.9%]
Corning	80,900	1,776

Transportation Services [0.9%]
United Parcel Service, Cl B	8,600	883

Total Common Stock
(Cost $69,544)		89,299

Short-Term Investment [5.0%]
AIM STIT-Government TaxAdvantage Portfolio, 0.010%**	4,634,889	4,635

Total Short-Term Investment
(Cost $4,635)		4,635

Total Investments [101.2%]
(Cost $74,179) †		$93,934

Percentages are based on Net Assets of $92,823 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $74,179 (000), and the unrealized appreciation and depreciation were $20,508 (000) and $753 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2014.

Cl — Class
REIT — Real Estate Investment Trust

As of June 30, 2014, all of the Fund’s investments are Level 1in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Emerging Markets Portfolio

Description	Shares	Value (000)

Common Stock [91.0%]
China [29.8%]
AAC Technologies Holdings	1,299,200	$8,457
ANTA Sports Products	3,116,000	4,953
Baidu ADR *	49,900	9,322
Bank of China, Cl H	2,935,000	1,314
China Pioneer Pharma Holdings	14,211,000	8,618
China Railway Group, Cl H	7,137,000	3,490
China State Construction International Holdings	4,034,000	7,079
CIMC Enric Holdings	4,414,000	5,809
Coolpad Group	24,460,000	6,754
Fufeng Group	14,712,000	5,524
Goodbaby International Holdings	11,561,705	5,698
Great Wall Motor, Cl H	3,645,500	13,546
Industrial & Commercial Bank of China, Cl H	737,000	466
Li Ning *	6,650,000	5,320
Man Wah Holdings	3,654,000	5,837
Ping An Insurance Group of China, Cl H	758,500	5,872
Shanghai Fosun Pharmaceutical Group, Cl H	1,420,000	5,295
Sunac China Holdings	10,571,000	5,987
Sunny Optical Technology Group	7,802,000	11,033
Tencent Holdings	1,179,500	17,988
Tingyi Cayman Islands Holding	1,498,000	4,194
Want Want China Holdings	2,140,000	3,076
XTEP International Holdings	12,005,000	5,065
Zhejiang Expressway, Cl H	5,586,000	5,658
ZTE, Cl H	2,354,100	4,641

Total China		160,996

Hong Kong [11.7%]
Chaowei Power Holdings	10,998,000	6,173
China Gas Holdings	3,082,000	6,394
Chow Sang Sang Holdings International	690,000	1,727
CPMC Holdings	5,499,000	4,740
Freetech Road Recycling Technology Holdings	12,142,000	3,650
Galaxy Entertainment Group	1,804,000	14,431
Geely Automobile Holdings	7,235,000	2,548
NagaCorp	15,314,600	13,496
SJM Holdings	1,771,000	4,438
Skyworth Digital Holdings	11,807,088	5,637

Total Hong Kong		63,234

India [25.8%]
Amtek Auto (A)	1,781,205	7,282
Bajaj Auto (A)	8,206	316
CESC (A)	683,909	8,037
Coal India (A)	312,374	1,999
Cognizant Technology Solutions, Cl A *	68,600	3,355
Crompton Greaves (A)	1,313,394	4,383
Dr. Reddy's Laboratories ADR	152,200	6,568

Description	Shares	Value (000)

Emami (A)	599,287	$5,060
HDFC Bank (A)	353,793	4,930
HDFC Bank ADR	103,500	4,846
Hero MotoCorp (A)	125,813	5,511
ICICI Bank (A)	63,161	1,489
ICICI Bank ADR	311,767	15,557
ITC (A)	1,026,492	5,548
Kotak Mahindra Bank (A)	434,757	6,387
KPIT Technologies (A)	928,933	2,663
McLeod Russel India (A)	1,041,226	5,496
Mindtree (A)	324,968	4,757
Persistent Systems (A)	171,540	3,084
Sobha Developers (A)	729,724	6,038
Sun Pharmaceutical Industries (A)	539,878	6,175
Tata Global Beverages	1,996,287	5,734
Tata Motors, Cl A (A)	915,068	4,484
Tata Motors ADR (A)	111,800	4,367
Tech Mahindra (A)	175,827	6,291
United Spirits (A)	107,352	4,277
Vardhman Textiles (A)	609,557	4,835

Total India		139,469

Indonesia [6.5%]
Bank Mandiri Persero	3,094,700	2,538
Bank Pembangunan Daerah Jawa Barat Dan Banten	53,038,000	3,691
Ciputra Development	41,448,700	3,234
Global Mediacom	12,833,100	2,300
Lippo Karawaci	34,428,600	2,788
Media Nusantara Citra	11,803,200	2,748
Ramayana Lestari Sentosa	42,595,600	4,222
Surya Citra Media	29,078,300	8,794
United Tractors	2,441,800	4,758

Total Indonesia		35,073

Malaysia [3.2%]
Berjaya Sports Toto	3,133,655	3,786
Magnum	4,164,600	3,956
Malayan Banking	2,226,580	6,817
My EG Services	2,870,100	2,717

Total Malaysia		17,276

Philippines [6.6%]
GT Capital Holdings	377,320	7,520
Jollibee Foods	1,554,690	6,269
Megaworld	79,442,426	8,190
Metropolitan Bank & Trust	2,970,692	5,948
SM Prime Holdings	20,256,375	7,360

Total Philippines		35,287

Singapore [1.4%]
Raffles Medical Group	2,320,000	7,573

Thailand [6.0%]
Charoen Pokphand Foods - Foreign	5,299,629	4,450
Krung Thai Bank - Foreign	8,441,450	5,436

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2014 (unaudited)

City National Rochdale Emerging Markets Portfolio

Description	Shares	Value (000)

LPN Development	2,200,000	$1,376
LPN Development NVDR	6,174,501	3,862
Minor International - Foreign	8,835,150	7,963
PTT Exploration & Production - Foreign	780,912	4,030
Siam Cement - Foreign	363,500	5,107

Total Thailand		32,224

Total Common Stock
(Cost $411,986)		491,132

Short-Term Investments [5.1%]
City National Rochdale Government Money Market Fund, 0.010%**‡	17,401,053	17,401
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	10,340,018	10,340

Total Short-Term Investments
(Cost $27,741)		27,741

Total Investments [96.1%]
(Cost $439,727)†		$518,873

Percentages are based on Net Assets of $539,789 (000).

†	At June 30, 2014, the tax basis cost of the Fund's investments was $439,727 (000), and the unrealized appreciation and depreciation were $88,253 (000) and $9,107 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2014.
‡	Investment in Affiliate.
(A)	Securities held through a Mauritius Subsidiary.

ADR — American Depositary Receipt
Cl — Class
NVDR — Non-Voting Depositary Receipt

As of June 30, 2014, all of the Fund’s investments are Level 1 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: August 28, 2014

By (Signature and Title)	/s/Eric Kleinschmidt
Eric Kleinschmidt,
Controller and COO

Date: August 28, 2014